UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

November 30, 2017

SMC-QTLY-0118
1.912861.107

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	109,801	$1,970,928
BorgWarner, Inc.	132,138	7,357,444
Cooper Tire & Rubber Co.	166,266	6,110,276
Cooper-Standard Holding, Inc. (a)	63,025	7,945,562
Dana Holding Corp.	412,987	13,645,090
LCI Industries	76,775	10,049,848
Lear Corp.	41,700	7,543,113
Standard Motor Products, Inc.	9,238	417,650
The Goodyear Tire & Rubber Co.	208,800	6,758,856
Tower International, Inc.	91,500	2,946,300
Visteon Corp. (a)	132,957	17,509,107
		82,254,174
Automobiles - 0.1%
General Motors Co.	48,960	2,109,686
Harley-Davidson, Inc. (b)	66,343	3,330,419
Thor Industries, Inc.	25,300	3,884,815
		9,324,920
Distributors - 0.5%
LKQ Corp. (a)	229,980	9,065,812
Pool Corp.	225,242	28,299,405
		37,365,217
Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc. (a)	121,641	10,819,967
Carriage Services, Inc.	49,700	1,273,314
Chegg, Inc. (a)(b)	208,959	3,178,266
Grand Canyon Education, Inc. (a)	181,579	17,242,742
ServiceMaster Global Holdings, Inc. (a)	512,679	25,059,750
Strayer Education, Inc.	14,160	1,405,097
		58,979,136
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	202,270	8,616,702
Bloomin' Brands, Inc.	137,900	2,960,713
Boyd Gaming Corp.	90,535	2,887,161
Buffalo Wild Wings, Inc. (a)	50,454	7,868,301
Caesars Entertainment Corp. (a)	1,036,295	13,730,909
Cedar Fair LP (depositary unit)	127,382	8,645,416
Dave & Buster's Entertainment, Inc. (a)	82,394	4,369,354
Dunkin' Brands Group, Inc.	202,640	12,097,608
Extended Stay America, Inc. unit	195,191	3,409,987
Hilton Grand Vacations, Inc.	349,059	13,951,888
Jack in the Box, Inc.	36,678	3,796,540
Marriott International, Inc. Class A	43,329	5,502,783
Norwegian Cruise Line Holdings Ltd. (a)	58,350	3,160,236
Papa John's International, Inc. (b)	128,948	7,538,300
Penn National Gaming, Inc. (a)	114,565	3,294,889
Planet Fitness, Inc.	508,873	16,472,219
Red Lion Hotels Corp. (a)	209,275	1,893,939
Ruth's Hospitality Group, Inc.	128,100	2,747,745
Six Flags Entertainment Corp. (b)	185,309	12,122,915
The Cheesecake Factory, Inc. (b)	90,403	4,433,363
U.S. Foods Holding Corp. (a)	555,182	16,166,900
Vail Resorts, Inc.	118,183	26,610,084
Wendy's Co.	311,500	4,638,235
Wyndham Worldwide Corp.	49,300	5,540,827
Zoe's Kitchen, Inc. (a)(b)	169,033	2,701,147
		195,158,161
Household Durables - 0.9%
Beazer Homes U.S.A., Inc. (a)	201,100	4,255,276
CalAtlantic Group, Inc.	79,100	4,432,764
D.R. Horton, Inc.	226,912	11,572,512
Helen of Troy Ltd. (a)	52,566	4,699,400
KB Home (b)	139,200	4,365,312
La-Z-Boy, Inc.	59,763	1,966,203
Leggett & Platt, Inc.	98,466	4,750,000
LGI Homes, Inc. (a)(b)	71,700	5,034,057
Newell Brands, Inc.	54,943	1,701,585
PulteGroup, Inc.	117,900	4,023,927
Tempur Sealy International, Inc. (a)(b)	6,298	364,717
Toll Brothers, Inc.	404,525	20,359,743
		67,525,496
Internet & Direct Marketing Retail - 0.2%
Blue Apron Holdings, Inc. Class A (b)	363,590	1,087,134
Expedia, Inc.	4,971	608,948
Groupon, Inc. (a)(b)	1,323,575	7,464,963
Shutterfly, Inc. (a)	35,814	1,582,263
U.S. Auto Parts Network, Inc. (a)	1,079,551	2,547,740
Wayfair LLC Class A (a)(b)	33,610	2,352,364
		15,643,412
Leisure Products - 0.7%
American Outdoor Brands Corp. (a)(b)	110,800	1,554,524
Brunswick Corp.	368,589	20,401,401
Hasbro, Inc.	34,871	3,243,700
Polaris Industries, Inc. (b)	204,400	25,960,844
Sturm, Ruger & Co., Inc. (b)	36,740	2,011,515
		53,171,984
Media - 1.3%
AMC Entertainment Holdings, Inc. Class A (b)	129,550	1,846,088
AMC Networks, Inc. Class A (a)	92,083	4,745,958
Cinemark Holdings, Inc.	352,521	12,729,533
Discovery Communications, Inc. Class A (a)(b)	221,100	4,205,322
E.W. Scripps Co. Class A (a)	365,377	5,506,231
Lions Gate Entertainment Corp. Class B	403,954	12,538,732
Live Nation Entertainment, Inc. (a)	242,497	11,004,514
Meredith Corp. (b)	68,975	4,700,646
National CineMedia, Inc.	851,327	5,320,794
Nexstar Broadcasting Group, Inc. Class A	252,832	17,167,293
Omnicom Group, Inc.	26,800	1,914,592
Scholastic Corp.	13,426	552,077
Scripps Networks Interactive, Inc. Class A	49,721	4,069,167
Sinclair Broadcast Group, Inc. Class A (b)	480,264	16,352,989
Tegna, Inc.	40,603	539,208
		103,193,144
Multiline Retail - 0.3%
Big Lots, Inc. (b)	66,472	3,928,495
Dillard's, Inc. Class A (b)	46,400	2,788,640
Kohl's Corp.	96,200	4,614,714
Nordstrom, Inc.	93,442	4,246,939
Ollie's Bargain Outlet Holdings, Inc. (a)	83,315	3,953,297
Tuesday Morning Corp. (a)(b)	360,723	937,880
		20,469,965
Specialty Retail - 2.0%
Aaron's, Inc. Class A	208,272	7,856,020
Advance Auto Parts, Inc.	25,673	2,592,973
American Eagle Outfitters, Inc.	171,000	2,749,680
Burlington Stores, Inc. (a)	193,693	20,603,124
Cars.com, Inc. (b)	29,613	717,819
Chico's FAS, Inc.	540,508	4,767,281
Conn's, Inc. (a)(b)	66,926	2,068,013
Dick's Sporting Goods, Inc.	180,812	5,326,722
Finish Line, Inc. Class A (b)	123,300	1,330,407
Five Below, Inc. (a)	133,309	8,238,496
Floor & Decor Holdings, Inc. Class A	104,352	4,235,648
Foot Locker, Inc.	68,803	2,947,521
Genesco, Inc. (a)	86,609	2,693,540
Group 1 Automotive, Inc.	55,658	4,509,968
Haverty Furniture Companies, Inc.	104,300	2,518,845
Lithia Motors, Inc. Class A (sub. vtg.)	162,155	19,019,160
Monro, Inc. (b)	189,619	9,566,279
Murphy U.S.A., Inc. (a)	37,500	2,956,875
Office Depot, Inc.	814,600	2,663,742
Penske Automotive Group, Inc.	90,200	4,362,072
RH (a)	6,973	706,992
Ross Stores, Inc.	41,141	3,127,950
Sally Beauty Holdings, Inc. (a)	935,003	15,941,801
Sonic Automotive, Inc. Class A (sub. vtg.)	111,800	2,375,750
The Children's Place Retail Stores, Inc.	125,104	16,626,322
Tractor Supply Co.	49,840	3,401,082
		153,904,082
Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc.	211,413	22,900,256
G-III Apparel Group Ltd. (a)	282,123	8,689,388
Hanesbrands, Inc.	246,801	5,155,673
lululemon athletica, Inc. (a)	203,909	13,653,747
Michael Kors Holdings Ltd. (a)	45,000	2,629,800
Oxford Industries, Inc.	24,113	1,663,797
PVH Corp.	82,345	11,079,520
Ralph Lauren Corp.	50,745	4,828,387
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	386,465	13,564,922
Stelco Holdings, Inc. (a)	89,918	1,343,734
Steven Madden Ltd. (a)	71,399	3,052,307
Switch, Inc. Class A (b)	230,140	3,944,600
Under Armour, Inc. Class C (non-vtg.) (a)(b)	549,962	6,561,047
Wolverine World Wide, Inc.	728,340	21,100,010
		120,167,188

TOTAL CONSUMER DISCRETIONARY		917,156,879

CONSUMER STAPLES - 2.7%
Beverages - 0.2%
Cott Corp.	243,192	4,175,253
Primo Water Corp. (a)	512,582	6,719,950
		10,895,203
Food & Staples Retailing - 0.3%
Casey's General Stores, Inc. (b)	52,238	6,307,739
Performance Food Group Co. (a)	539,781	16,004,507
Smart & Final Stores, Inc. (a)	41,783	382,314
SpartanNash Co.	46,700	1,183,845
SUPERVALU, Inc. (a)	79,800	1,458,744
		25,337,149
Food Products - 1.6%
Blue Buffalo Pet Products, Inc. (a)	207,922	6,385,285
Bunge Ltd.	62,900	4,208,639
Calavo Growers, Inc. (b)	105,554	8,064,326
Farmer Brothers Co. (a)	105,695	3,614,769
Fresh Del Monte Produce, Inc.	105,129	5,119,782
Ingredion, Inc.	80,216	11,108,312
Lamb Weston Holdings, Inc.	176,606	9,602,068
Nomad Foods Ltd. (a)	977,702	16,063,644
Pilgrim's Pride Corp. (a)(b)	199,300	7,308,331
Pinnacle Foods, Inc.	481,818	28,056,262
Post Holdings, Inc. (a)	91,200	7,245,840
Sanderson Farms, Inc. (b)	35,100	5,956,119
Snyders-Lance, Inc.	156,300	6,045,684
The Hain Celestial Group, Inc. (a)	107,677	4,425,525
		123,204,586
Household Products - 0.6%
Central Garden & Pet Co. (a)	87,493	3,467,348
Church & Dwight Co., Inc.	156,400	7,364,876
Energizer Holdings, Inc. (b)	246,335	11,314,167
Spectrum Brands Holdings, Inc. (b)	177,768	20,421,988
		42,568,379
Personal Products - 0.0%
Edgewell Personal Care Co. (a)	38,419	2,227,918
Tobacco - 0.0%
Universal Corp.	31,396	1,674,977

TOTAL CONSUMER STAPLES		205,908,212

ENERGY - 3.6%
Energy Equipment & Services - 0.8%
Core Laboratories NV (b)	106,742	10,754,257
Dril-Quip, Inc. (a)	98,741	4,734,631
Forum Energy Technologies, Inc. (a)	61,028	866,598
Helmerich & Payne, Inc. (b)	27,408	1,605,561
Matrix Service Co. (a)	98,200	1,679,220
McDermott International, Inc. (a)	558,400	4,053,984
Oceaneering International, Inc.	161,897	3,163,467
Patterson-UTI Energy, Inc.	814,299	17,580,715
PHI, Inc. (non-vtg.) (a)	50,500	649,935
Precision Drilling Corp. (a)	3,310,185	9,287,966
RigNet, Inc. (a)	292,697	4,712,422
U.S. Silica Holdings, Inc. (b)	42,211	1,400,139
		60,488,895
Oil, Gas & Consumable Fuels - 2.8%
Abraxas Petroleum Corp. (a)	3,029,549	6,271,166
Aegean Marine Petroleum Network, Inc. (b)	250,300	1,001,200
Andeavor	23,600	2,489,092
Arch Coal, Inc. (b)	189,120	15,613,747
Ardmore Shipping Corp. (a)(b)	227,103	1,805,469
Bill Barrett Corp. (a)	263,814	1,543,312
Cabot Oil & Gas Corp.	122,115	3,535,229
Canacol Energy Ltd. (a)	842,989	2,692,024
Carrizo Oil & Gas, Inc. (a)(b)	139,800	2,702,334
Cimarex Energy Co.	140,208	16,279,551
Denbury Resources, Inc. (a)(b)	1,401,187	2,452,077
Devon Energy Corp.	128,507	4,951,375
Diamondback Energy, Inc. (a)	86,013	9,402,081
Earthstone Energy, Inc. (a)	195,215	1,821,356
Energen Corp. (a)	304,670	17,201,668
EQT Corp.	32,849	1,957,800
Extraction Oil & Gas, Inc. (a)(b)	651,378	9,809,753
Gulfport Energy Corp. (a)	722,269	9,245,043
Hess Corp.	84,390	3,871,813
Jagged Peak Energy, Inc. (b)	137,883	2,093,064
Kosmos Energy Ltd. (a)	191,322	1,526,750
Leucrotta Exploration, Inc. (a)	1,379,004	1,891,902
MEG Energy Corp. (a)	875,280	3,704,243
Murphy Oil Corp.	94,500	2,641,275
Oasis Petroleum, Inc. (a)	355,515	3,636,918
Parsley Energy, Inc. Class A (a)	249,935	6,713,254
PBF Energy, Inc. Class A	144,500	4,677,465
PDC Energy, Inc. (a)	50,211	2,307,195
QEP Resources, Inc. (a)	358,832	3,466,317
Resolute Energy Corp. (a)(b)	285,442	8,540,425
RSP Permian, Inc. (a)	63,332	2,326,184
Scorpio Tankers, Inc.	3,043,804	9,435,792
SM Energy Co.	389,950	8,048,568
Southwestern Energy Co. (a)	213,990	1,360,976
Sundance Energy Australia Ltd. (a)	14,677,226	721,621
Targa Resources Corp.	116,530	5,057,402
Valero Energy Corp.	40,800	3,493,296
Whiting Petroleum Corp. (a)	176,560	4,405,172
WildHorse Resource Development Corp. (b)	98,059	1,617,974
World Fuel Services Corp.	218,958	6,146,151
WPX Energy, Inc. (a)	1,015,535	12,866,828
		211,324,862

TOTAL ENERGY		271,813,757

FINANCIALS - 13.7%
Banks - 5.5%
Associated Banc-Corp.	319,236	8,140,518
Banco Latinoamericano de Comercio Exterior SA Series E	106,500	3,126,840
Bank of the Ozarks, Inc.	568,959	27,435,203
BankUnited, Inc.	501,812	18,682,461
Banner Corp.	111,802	6,438,677
Berkshire Hills Bancorp, Inc.	61,000	2,351,550
Bryn Mawr Bank Corp.	49,700	2,194,255
Central Pacific Financial Corp.	52,586	1,693,269
CIT Group, Inc.	118,100	5,886,104
Citizens Financial Group, Inc.	721,335	29,358,335
Columbia Banking Systems, Inc.	18,354	846,119
Comerica, Inc.	96,474	8,037,249
Commerce Bancshares, Inc.	104,107	5,894,538
East West Bancorp, Inc.	366,116	22,530,779
FCB Financial Holdings, Inc. Class A (a)	26,370	1,393,655
Fifth Third Bancorp	107,664	3,284,829
First Citizen Bancshares, Inc.	3,729	1,590,381
First Hawaiian, Inc.	284,433	8,325,354
First Horizon National Corp.	774,759	15,022,577
First Interstate Bancsystem, Inc.	215,503	8,555,469
First Merchants Corp.	33,199	1,454,116
First Midwest Bancorp, Inc., Delaware	35,505	886,560
First Republic Bank	211,622	20,218,366
FNB Corp., Pennsylvania	805,530	11,430,471
Fulton Financial Corp.	239,600	4,552,400
Great Western Bancorp, Inc.	406,882	16,812,364
Hancock Holding Co.	112,397	5,771,586
Hanmi Financial Corp.	145,990	4,635,183
Home Bancshares, Inc.	149,993	3,569,833
IBERIABANK Corp.	140,757	10,943,857
KeyCorp	1,425,593	27,057,755
Old National Bancorp, Indiana	185,600	3,387,200
Peapack-Gladstone Financial Corp.	345	12,154
Peoples Bancorp, Inc.	40,051	1,356,127
Pinnacle Financial Partners, Inc.	130,610	8,966,377
Preferred Bank, Los Angeles	27,494	1,721,124
Regions Financial Corp.	365,500	6,063,645
Signature Bank (a)	74,031	10,162,976
Sterling Bancorp	249,445	6,323,431
SVB Financial Group (a)	174,644	39,755,960
TCF Financial Corp.	346,400	7,035,384
United Community Bank, Inc.	341,155	9,804,795
Western Alliance Bancorp. (a)	333,662	19,412,455
Wintrust Financial Corp.	116,861	9,798,795
Zions Bancorporation	162,800	8,066,740
		419,987,816
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	43,226	8,587,709
Ares Capital Corp.	122,244	1,982,798
CBOE Holdings, Inc.	35,543	4,387,072
E*TRADE Financial Corp. (a)	780,732	37,584,438
Eaton Vance Corp. (non-vtg.)	340,548	18,825,493
FactSet Research Systems, Inc.	40,197	8,034,576
Financial Engines, Inc.	293,465	8,187,674
Lazard Ltd. Class A	799,085	39,354,936
Legg Mason, Inc.	192,485	7,691,701
LPL Financial	363,807	18,859,755
MarketAxess Holdings, Inc.	29,167	5,695,440
Moelis & Co. Class A	71,891	3,443,579
Morningstar, Inc.	85,751	7,914,817
Newtek Business Services Corp. (b)	142,900	2,527,901
Oaktree Specialty Lending Corp.	440,182	2,121,677
OM Asset Management Ltd.	229,034	3,756,158
Raymond James Financial, Inc.	242,613	21,422,728
Stifel Financial Corp.	281,893	15,853,662
T. Rowe Price Group, Inc.	80,157	8,249,758
Waddell & Reed Financial, Inc. Class A (b)	60,178	1,221,613
WisdomTree Investments, Inc. (b)	745,145	8,569,168
		234,272,653
Consumer Finance - 1.0%
Ally Financial, Inc.	854,237	22,944,806
First Cash Financial Services, Inc.	45,908	3,094,199
Green Dot Corp. Class A (a)	69,379	4,287,622
Navient Corp.	551,632	6,956,080
Nelnet, Inc. Class A	34,879	1,868,468
PRA Group, Inc. (a)(b)	27,866	969,737
Regional Management Corp. (a)	68,700	1,694,829
SLM Corp. (a)	3,045,199	35,232,952
		77,048,693
Diversified Financial Services - 0.6%
Camping World Holdings, Inc.	84,879	3,934,990
Cannae Holdings, Inc. (a)	259,444	4,724,475
Granite Point Mortgage Trust, Inc.	65,586	1,177,269
Leucadia National Corp.	689,266	18,134,588
On Deck Capital, Inc. (a)	1,040,727	5,505,446
Voya Financial, Inc.	245,038	10,830,680
		44,307,448
Insurance - 2.3%
Alleghany Corp. (a)	2,459	1,438,023
AmTrust Financial Services, Inc. (b)	67,000	645,880
Arthur J. Gallagher & Co.	59,284	3,902,666
Aspen Insurance Holdings Ltd.	21,076	864,116
Assurant, Inc.	8,503	857,698
Assured Guaranty Ltd.	161,276	5,855,932
Athene Holding Ltd.	165,464	7,953,854
Axis Capital Holdings Ltd.	13,274	695,425
Cincinnati Financial Corp.	97,325	7,273,097
CNA Financial Corp.	331,869	18,047,036
CNO Financial Group, Inc.	339,200	8,551,232
Crawford & Co. Class B	319,021	3,196,590
Everest Re Group Ltd.	32,900	7,224,840
Fidelity & Guaranty Life (b)	50,300	1,564,330
First American Financial Corp.	115,200	6,403,968
FNF Group	22,179	897,362
Genworth Financial, Inc. Class A (a)	149,800	507,822
Hanover Insurance Group, Inc.	23,218	2,498,257
HCI Group, Inc.	62,822	1,889,058
Heritage Insurance Holdings, Inc. (b)	151,238	2,719,259
Infinity Property & Casualty Corp.	8,335	898,513
Lincoln National Corp.	105,900	8,106,645
Maiden Holdings Ltd.	538,943	3,503,130
National General Holdings Corp.	106,326	2,246,668
Primerica, Inc.	27,233	2,832,232
ProAssurance Corp.	164,786	10,192,014
Reinsurance Group of America, Inc.	73,390	11,892,850
RLI Corp. (b)	59,014	3,524,906
Third Point Reinsurance Ltd. (a)	217,280	3,682,896
Torchmark Corp.	84,180	7,479,393
United Insurance Holdings Corp.	62,200	1,038,118
Universal Insurance Holdings, Inc.	87,800	2,317,920
Unum Group	442,067	25,029,834
Validus Holdings Ltd.	97,431	4,791,657
White Mountains Insurance Group Ltd.	2,097	1,868,406
		172,391,627
Mortgage Real Estate Investment Trusts - 0.5%
AGNC Investment Corp.	46,423	923,818
American Capital Mortgage Investment Corp.	175,817	3,261,405
Anworth Mortgage Asset Corp.	103,634	582,423
Ares Commercial Real Estate Corp.	133,375	1,797,895
Blackstone Mortgage Trust, Inc. (b)	25,967	849,640
Chimera Investment Corp.	176,100	3,222,630
CYS Investments, Inc.	313,543	2,536,563
MFA Financial, Inc.	704,617	5,636,936
New York Mortgage Trust, Inc. (b)	403,200	2,580,480
Redwood Trust, Inc.	146,800	2,204,936
Starwood Property Trust, Inc.	254,286	5,512,920
Two Harbors Investment Corp.	346,077	5,537,232
		34,646,878
Thrifts & Mortgage Finance - 0.7%
BofI Holding, Inc. (a)(b)	103,688	2,865,936
Essent Group Ltd. (a)	63,596	2,814,123
Farmer Mac Class C (non-vtg.)	25,700	1,908,225
Flagstar Bancorp, Inc. (a)	81,600	3,101,616
Lendingtree, Inc. (a)(b)	20,024	6,046,247
MGIC Investment Corp. (a)	1,428,253	20,881,059
Radian Group, Inc.	323,310	6,624,622
Walker & Dunlop, Inc. (a)	68,797	3,390,316
Washington Federal, Inc.	257,449	8,959,225
		56,591,369

TOTAL FINANCIALS		1,039,246,484

HEALTH CARE - 9.7%
Biotechnology - 1.9%
ACADIA Pharmaceuticals, Inc. (a)	48,603	1,470,241
Aimmune Therapeutics, Inc. (a)	55,190	2,108,258
Alkermes PLC (a)(b)	33,515	1,752,499
Alnylam Pharmaceuticals, Inc. (a)	29,794	4,008,485
Atara Biotherapeutics, Inc. (a)(b)	269,999	3,901,486
BeiGene Ltd. ADR (a)(b)	17,857	1,428,560
Biohaven Pharmaceutical Holding Co. Ltd.	55,769	1,289,937
BioMarin Pharmaceutical, Inc. (a)	30,727	2,636,377
bluebird bio, Inc. (a)	51,575	8,912,160
Blueprint Medicines Corp. (a)	33,425	2,508,881
Clovis Oncology, Inc. (a)	58,697	3,690,280
DBV Technologies SA sponsored ADR (a)(b)	176,697	4,035,759
Dyax Corp. rights 12/31/19 (a)(c)	105,841	356,684
Eagle Pharmaceuticals, Inc. (a)(b)	145,410	8,587,915
Emergent BioSolutions, Inc. (a)	173,046	7,601,911
Exact Sciences Corp. (a)	177,113	10,534,681
Exelixis, Inc. (a)	77,654	2,102,870
Ignyta, Inc. (a)	112,925	1,851,970
Immunomedics, Inc. (a)(b)	334,704	3,634,885
Intercept Pharmaceuticals, Inc. (a)(b)	9,519	584,562
Juno Therapeutics, Inc. (a)	99,684	5,444,740
Keryx Biopharmaceuticals, Inc. (a)(b)	316,136	1,514,291
Lexicon Pharmaceuticals, Inc. (a)(b)	75,752	774,185
Ligand Pharmaceuticals, Inc. Class B (a)	118,704	15,651,122
Loxo Oncology, Inc. (a)	40,813	3,132,398
Neurocrine Biosciences, Inc. (a)	137,563	9,889,404
Progenics Pharmaceuticals, Inc. (a)(b)	94,098	543,886
Prothena Corp. PLC (a)(b)	31,050	1,443,515
Puma Biotechnology, Inc. (a)	26,955	2,854,535
Radius Health, Inc. (a)(b)	43,309	1,226,078
Sage Therapeutics, Inc. (a)	229,101	21,171,223
Sarepta Therapeutics, Inc. (a)(b)	35,751	1,990,258
TESARO, Inc. (a)(b)	20,698	1,751,051
Ultragenyx Pharmaceutical, Inc. (a)	20,470	1,033,530
United Therapeutics Corp. (a)	45,527	5,918,055
		147,336,672
Health Care Equipment & Supplies - 2.5%
Abiomed, Inc. (a)	20,394	3,973,567
Align Technology, Inc. (a)	40,939	10,680,166
CONMED Corp.	39,400	2,107,900
Dentsply Sirona, Inc.	94,142	6,308,455
DexCom, Inc. (a)(b)	109,167	6,378,628
Endologix, Inc. (a)(b)	854,772	4,692,698
Hill-Rom Holdings, Inc.	46,639	3,943,327
IDEXX Laboratories, Inc. (a)	124,437	19,463,191
Insulet Corp. (a)	52,552	3,769,555
Integer Holdings Corp. (a)	113,500	5,499,075
Integra LifeSciences Holdings Corp. (a)	44,673	2,172,001
Merit Medical Systems, Inc. (a)	91,414	3,971,938
Nevro Corp. (a)	117,370	8,781,623
NuVasive, Inc. (a)	64,867	3,742,177
Penumbra, Inc. (a)	45,785	4,821,161
Steris PLC	290,235	26,109,541
Teleflex, Inc.	69,024	18,327,252
The Cooper Companies, Inc.	87,098	21,006,296
West Pharmaceutical Services, Inc.	276,556	27,636,241
Zimmer Biomet Holdings, Inc.	63,776	7,468,170
		190,852,962
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)(b)	125,500	3,994,665
BioScrip, Inc. (a)	168,006	440,176
Centene Corp. (a)	162,615	16,601,365
Chemed Corp.	25,131	6,180,718
Envision Healthcare Corp.	97,905	3,126,107
HealthEquity, Inc. (a)	175,959	9,126,993
HealthSouth Corp.	556,849	27,814,608
Henry Schein, Inc. (a)	226,389	16,175,494
Laboratory Corp. of America Holdings (a)	40,600	6,425,762
LifePoint Hospitals, Inc. (a)	119,249	5,700,102
Magellan Health Services, Inc. (a)	113,534	9,593,623
MEDNAX, Inc. (a)	177,288	8,827,170
Owens & Minor, Inc.	163,100	3,121,734
PharMerica Corp. (a)	54,221	1,585,964
Premier, Inc. (a)	328,332	9,528,195
Quest Diagnostics, Inc.	29,100	2,865,186
Select Medical Holdings Corp. (a)	45,588	804,628
Teladoc, Inc. (a)(b)	161,500	5,991,650
Wellcare Health Plans, Inc. (a)	62,440	13,299,096
		151,203,236
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	571,825	8,177,098
athenahealth, Inc. (a)	59,959	7,967,952
Evolent Health, Inc. (a)(b)	288,448	3,706,557
Medidata Solutions, Inc. (a)	270,970	18,057,441
Veeva Systems, Inc. Class A (a)	69,000	4,154,490
		42,063,538
Life Sciences Tools & Services - 1.1%
Bio-Rad Laboratories, Inc. Class A (a)	33,907	9,198,969
Cambrex Corp. (a)	88,296	4,313,260
Charles River Laboratories International, Inc. (a)	126,218	13,151,916
ICON PLC (a)	101,680	11,877,241
INC Research Holdings, Inc. Class A (a)	240,991	9,229,955
PerkinElmer, Inc.	268,886	19,811,520
PRA Health Sciences, Inc. (a)	39,830	3,280,797
QIAGEN NV (a)	157,460	5,022,974
Quintiles Transnational Holdings, Inc. (a)	52,600	5,365,726
		81,252,358
Pharmaceuticals - 1.7%
Aclaris Therapeutics, Inc. (a)	7,676	181,998
Aerie Pharmaceuticals, Inc. (a)	57,703	3,707,418
Avexis, Inc. (a)	17,230	1,633,576
Catalent, Inc. (a)	455,893	18,139,982
GW Pharmaceuticals PLC ADR (a)(b)	12,498	1,555,876
Jazz Pharmaceuticals PLC (a)	152,874	21,362,613
Lannett Co., Inc. (a)	110,600	2,925,370
Mallinckrodt PLC (a)(b)	71,500	1,560,130
Nektar Therapeutics (a)	198,098	10,695,311
Pacira Pharmaceuticals, Inc. (a)	52,682	2,433,908
Perrigo Co. PLC	147,929	12,900,888
Prestige Brands Holdings, Inc. (a)	371,060	16,771,912
Revance Therapeutics, Inc. (a)(b)	161,351	4,477,490
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	162,100	2,058,670
Supernus Pharmaceuticals, Inc. (a)	119,285	4,508,973
The Medicines Company (a)(b)	44,480	1,289,920
TherapeuticsMD, Inc. (a)(b)	3,205,544	20,194,927
		126,398,962

TOTAL HEALTH CARE		739,107,728

INDUSTRIALS - 14.4%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (a)(b)	89,071	2,216,086
Curtiss-Wright Corp.	8,288	1,029,370
Engility Holdings, Inc. (a)	37,164	1,084,817
Esterline Technologies Corp. (a)	45,145	3,198,523
HEICO Corp. Class A	203,833	15,470,925
Hexcel Corp.	168,200	10,428,400
Huntington Ingalls Industries, Inc.	16,664	4,027,189
Moog, Inc. Class A (a)	26,500	2,228,915
Spirit AeroSystems Holdings, Inc. Class A	132,800	11,188,400
Teledyne Technologies, Inc. (a)	26,120	4,864,589
Textron, Inc.	60,100	3,348,171
TransDigm Group, Inc.	32,976	9,358,259
		68,443,644
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	127,729	7,376,350
Echo Global Logistics, Inc. (a)	57,719	1,558,413
Expeditors International of Washington, Inc.	65,637	4,251,965
Forward Air Corp.	168,158	9,568,190
XPO Logistics, Inc. (a)	227,846	18,006,669
		40,761,587
Airlines - 0.6%
Air Canada (a)	329,529	6,280,757
Alaska Air Group, Inc.	111,831	7,735,350
JetBlue Airways Corp. (a)	631,355	13,555,192
SkyWest, Inc.	298,396	15,531,512
Spirit Airlines, Inc. (a)	22,316	951,331
		44,054,142
Building Products - 1.3%
A.O. Smith Corp.	94,164	5,971,881
Allegion PLC	108,210	9,104,789
Fortune Brands Home & Security, Inc.	111,766	7,647,030
GCP Applied Technologies, Inc. (a)	152,890	5,007,148
Jeld-Wen Holding, Inc.	388,608	15,198,459
Lennox International, Inc.	28,890	6,059,389
Masonite International Corp. (a)	41,974	3,091,385
Owens Corning	228,742	20,209,356
Patrick Industries, Inc. (a)	101,958	10,318,150
Simpson Manufacturing Co. Ltd.	34,201	2,051,034
Universal Forest Products, Inc.	174,594	6,837,101
USG Corp. (a)	209,047	7,945,876
		99,441,598
Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	62,894	2,691,863
ACCO Brands Corp. (a)	586,468	7,712,054
ADS Waste Holdings, Inc. (a)	93,940	2,191,620
Brady Corp. Class A	322,891	12,625,038
Casella Waste Systems, Inc. Class A (a)	334,056	7,122,074
Clean Harbors, Inc. (a)	282,342	15,206,940
Copart, Inc. (a)	224,248	9,678,544
Deluxe Corp.	160,284	11,396,192
Evoqua Water Technologies Corp. (a)	195,799	4,237,090
Herman Miller, Inc.	265,194	9,480,686
KAR Auction Services, Inc.	55,481	2,794,578
Mobile Mini, Inc.	87,411	3,138,055
Multi-Color Corp.	199,084	15,229,926
Pitney Bowes, Inc.	176,600	1,884,322
Republic Services, Inc.	36,500	2,370,310
Ritchie Brothers Auctioneers, Inc. (b)	210,709	5,583,789
Steelcase, Inc. Class A	197,671	3,004,599
Tetra Tech, Inc.	146,635	7,331,750
The Brink's Co.	53,879	4,356,117
Waste Connection, Inc. (United States)	413,424	28,455,974
		156,491,521
Construction & Engineering - 0.5%
AECOM (a)	43,788	1,642,050
Aegion Corp. (a)	34,821	962,104
Chicago Bridge & Iron Co. NV (b)	99,800	1,628,736
Dycom Industries, Inc. (a)(b)	33,700	3,618,369
Fluor Corp.	117,532	5,689,724
Granite Construction, Inc.	22,144	1,469,697
Jacobs Engineering Group, Inc.	14,695	964,433
KBR, Inc.	945,280	17,724,000
Tutor Perini Corp. (a)	73,469	1,851,419
		35,550,532
Electrical Equipment - 0.6%
AMETEK, Inc.	61,282	4,454,589
EnerSys	37,846	2,614,780
Generac Holdings, Inc. (a)	152,368	7,491,935
Regal Beloit Corp.	40,569	3,121,785
Rockwell Automation, Inc.	47,613	9,193,118
Sensata Technologies Holding BV (a)(b)	435,393	21,747,880
		48,624,087
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	46,698	5,368,869
ITT, Inc.	98,400	5,333,280
		10,702,149
Machinery - 3.5%
Actuant Corp. Class A	163,091	4,305,602
Allison Transmission Holdings, Inc.	186,653	7,660,239
Altra Industrial Motion Corp.	59,041	2,869,393
CIRCOR International, Inc.	58,695	2,843,186
Colfax Corp. (a)	64,510	2,403,643
Crane Co.	31,100	2,655,007
Douglas Dynamics, Inc.	192,107	7,828,360
EnPro Industries, Inc.	50,658	4,375,331
Gardner Denver Holdings, Inc.	315,903	10,238,416
Global Brass & Copper Holdings, Inc.	81,000	2,802,600
Greenbrier Companies, Inc.	56,200	2,810,000
Hillenbrand, Inc.	22,168	1,009,752
Hyster-Yale Materials Handling Class A	13,400	1,136,722
IDEX Corp.	69,285	9,392,967
John Bean Technologies Corp.	49,690	5,950,378
Kennametal, Inc.	419,771	19,569,724
Lincoln Electric Holdings, Inc.	266,572	24,295,372
Meritor, Inc. (a)	141,405	3,532,297
Middleby Corp. (a)	56,971	7,264,942
Nordson Corp.	77,273	9,918,762
Oshkosh Corp.	38,800	3,493,552
Park-Ohio Holdings Corp.	26,500	1,232,250
Proto Labs, Inc. (a)	98,684	9,493,401
RBC Bearings, Inc. (a)	99,838	13,323,381
Snap-On, Inc. (b)	103,564	17,546,849
SPX Flow, Inc. (a)	86,052	3,852,548
Tennant Co.	164,049	10,794,424
Terex Corp.	467,087	21,840,988
Timken Co.	54,300	2,709,570
Toro Co.	414,289	27,032,357
Wabtec Corp. (b)	185,317	14,250,877
Woodward, Inc.	51,591	3,990,564
Xylem, Inc.	41,983	2,911,101
		265,334,555
Marine - 0.2%
Costamare, Inc. (b)	182,957	1,052,003
Kirby Corp. (a)	234,221	15,763,073
		16,815,076
Professional Services - 0.7%
FTI Consulting, Inc. (a)	37,393	1,608,273
Heidrick & Struggles International, Inc.	1,423	35,575
Huron Consulting Group, Inc. (a)	23,674	968,267
Insperity, Inc.	29,811	3,514,717
Manpower, Inc.	88,036	11,347,840
Navigant Consulting, Inc. (a)	70,412	1,351,206
Nielsen Holdings PLC	146,073	5,363,801
On Assignment, Inc. (a)	90,577	5,793,305
RPX Corp.	120,773	1,592,996
TransUnion Holding Co., Inc. (a)	48,537	2,694,774
TriNet Group, Inc. (a)	468,184	20,955,916
		55,226,670
Road & Rail - 1.8%
Avis Budget Group, Inc. (a)	536,940	20,457,414
Covenant Transport Group, Inc. Class A (a)	81,280	2,435,149
Daseke, Inc. (a)(b)	584,242	7,414,031
Genesee & Wyoming, Inc. Class A (a)	92,936	7,325,216
Heartland Express, Inc.	603,726	13,789,102
J.B. Hunt Transport Services, Inc.	79,486	8,834,074
Kansas City Southern	55,792	6,256,515
Landstar System, Inc.	76,619	7,907,081
Roadrunner Transportation Systems, Inc. (a)	59,891	512,667
Ryder System, Inc.	52,800	4,354,944
Saia, Inc. (a)	39,814	2,619,761
Swift Transporation Co. (b)	902,060	38,499,921
U.S.A. Truck, Inc. (a)	258,843	4,845,541
Werner Enterprises, Inc.	238,297	9,102,945
		134,354,361
Trading Companies & Distributors - 1.6%
Air Lease Corp. Class A	102,951	4,457,778
Applied Industrial Technologies, Inc.	120,193	7,686,342
Beacon Roofing Supply, Inc. (a)	79,551	5,097,628
BMC Stock Holdings, Inc. (a)	96,090	2,219,679
GATX Corp. (b)	187,319	11,829,195
H&E Equipment Services, Inc.	174,243	6,480,097
Herc Holdings, Inc. (a)	97,730	5,783,661
MSC Industrial Direct Co., Inc. Class A	271,922	24,492,015
SiteOne Landscape Supply, Inc. (a)	64,070	4,791,155
Titan Machinery, Inc. (a)	105,347	2,001,593
Triton International Ltd.	379,527	15,017,883
United Rentals, Inc. (a)	77,300	12,327,804
Univar, Inc. (a)	108,685	3,201,860
Watsco, Inc.	76,506	12,814,755
WESCO International, Inc. (a)	61,265	4,015,921
		122,217,366

TOTAL INDUSTRIALS		1,098,017,288

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)	30,650	7,145,128
Arris International PLC (a)	109,774	3,289,927
CalAmp Corp. (a)	60,799	1,389,257
Ciena Corp. (a)	824,841	17,940,292
CommScope Holding Co., Inc. (a)	55,994	2,015,224
EMCORE Corp. (a)	267,437	2,086,009
F5 Networks, Inc. (a)	23,800	3,193,960
Finisar Corp. (a)	194,564	3,893,226
Infinera Corp. (a)	1,151,265	8,335,159
Juniper Networks, Inc.	248,400	6,895,584
KVH Industries, Inc. (a)	68,806	743,105
Lumentum Holdings, Inc. (a)(b)	162,831	8,801,016
NetScout Systems, Inc. (a)	168,900	5,244,345
Oclaro, Inc. (a)	186,945	1,331,048
Plantronics, Inc.	57,600	3,013,632
ViaSat, Inc. (a)(b)	18,320	1,360,077
Viavi Solutions, Inc. (a)	2,306,602	21,612,861
		98,289,850
Electronic Equipment & Components - 2.3%
Arrow Electronics, Inc. (a)	125,933	10,166,571
Avnet, Inc.	206,814	8,564,168
Belden, Inc.	222,568	18,849,284
CDW Corp.	201,999	14,141,950
Coherent, Inc. (a)	48,846	14,261,078
Fabrinet	139,695	4,457,667
Flextronics International Ltd. (a)	476,923	8,617,999
II-VI, Inc. (a)	72,390	3,431,286
Insight Enterprises, Inc. (a)	23,659	922,701
Jabil, Inc.	250,281	7,220,607
KEMET Corp. (a)	148,499	2,289,855
Littelfuse, Inc.	34,650	7,030,485
Methode Electronics, Inc. Class A	159,343	7,505,055
National Instruments Corp.	73,620	3,235,599
Orbotech Ltd. (a)	118,860	6,021,448
Sanmina Corp. (a)	129,900	4,416,600
ScanSource, Inc. (a)	78,892	2,840,112
SYNNEX Corp.	18,808	2,561,650
Systemax, Inc.	97,239	2,965,790
Trimble, Inc. (a)	393,678	16,530,539
TTM Technologies, Inc. (a)	174,000	2,841,420
Universal Display Corp.	15,413	2,789,753
VeriFone Systems, Inc. (a)	508,924	8,824,742
Vishay Intertechnology, Inc. (b)	312,015	6,833,129
Zebra Technologies Corp. Class A (a)	54,134	5,972,063
		173,291,551
Internet Software & Services - 3.2%
2U, Inc. (a)(b)	204,099	13,082,746
Alphabet, Inc. Class C (a)	3,414	3,487,094
Apptio, Inc. Class A (a)	398,272	8,885,448
Box, Inc. Class A (a)	387,531	8,149,777
Carbonite, Inc. (a)	443,323	10,661,918
Care.com, Inc. (a)	680,855	12,915,819
ChannelAdvisor Corp. (a)	346,749	2,982,041
Cimpress NV (a)(b)	126,899	15,456,298
Cornerstone OnDemand, Inc. (a)	108,579	4,014,166
CoStar Group, Inc. (a)	52,815	16,106,991
Criteo SA sponsored ADR (a)(b)	152,403	5,082,640
DHI Group, Inc. (a)	77,800	143,930
Facebook, Inc. Class A (a)	12,656	2,242,390
GoDaddy, Inc. (a)	242,555	11,800,301
GrubHub, Inc. (a)(b)	282,307	19,072,661
Hortonworks, Inc. (a)	473,815	9,007,223
IAC/InterActiveCorp (a)	11,853	1,508,531
Instructure, Inc. (a)	64,519	2,242,035
Internap Network Services Corp. (a)(b)	377,650	6,725,947
j2 Global, Inc.	60,177	4,540,956
LogMeIn, Inc.	134,635	16,021,565
Match Group, Inc. (a)(b)	212,963	6,261,112
Mimecast Ltd. (a)	78,995	2,401,448
New Relic, Inc. (a)	143,139	8,055,863
Nutanix, Inc. Class A (a)(b)	281,989	9,249,239
Q2 Holdings, Inc. (a)	321,118	13,438,788
Shutterstock, Inc. (a)(b)	309,458	13,148,870
Stamps.com, Inc. (a)	55,315	9,315,046
The Trade Desk, Inc. (a)(b)	83,210	4,088,939
Wix.com Ltd. (a)	64,723	3,553,293
Yelp, Inc. (a)	67,629	3,012,872
		246,655,947
IT Services - 2.8%
Acxiom Corp. (a)	493,025	13,434,931
Amdocs Ltd.	245,911	16,055,529
Blackhawk Network Holdings, Inc. (a)	116,541	4,282,882
Booz Allen Hamilton Holding Corp. Class A	24,306	940,399
Broadridge Financial Solutions, Inc.	60,732	5,481,670
Convergys Corp.	161,111	3,976,219
CoreLogic, Inc. (a)	256,950	11,205,590
CSRA, Inc.	116,422	3,368,088
DST Systems, Inc.	93,000	5,819,940
Euronet Worldwide, Inc. (a)	279,220	25,506,747
Fidelity National Information Services, Inc.	98,542	9,295,467
First Data Corp. Class A (a)	711,718	11,707,761
Gartner, Inc. (a)	58,494	7,071,340
Genpact Ltd.	281,565	9,077,656
Interxion Holding N.V. (a)	130,970	7,560,898
Leidos Holdings, Inc.	115,465	7,340,110
Maximus, Inc.	159,349	11,007,829
Presidio, Inc.	359,587	5,552,023
Sykes Enterprises, Inc. (a)	35,928	1,143,229
Teletech Holdings, Inc.	84,253	3,412,247
Teradata Corp. (a)(b)	540,576	20,547,294
Total System Services, Inc.	174,720	12,992,179
Vantiv, Inc. (a)(b)	61,120	4,584,000
Virtusa Corp. (a)	46,561	2,158,102
WEX, Inc. (a)	58,803	7,569,122
WNS Holdings Ltd. sponsored ADR (a)	67,078	2,758,918
		213,850,170
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries, Inc. (a)	119,896	8,988,603
Advanced Micro Devices, Inc. (a)(b)	88,431	963,014
Ambarella, Inc. (a)(b)	50,985	2,766,956
Analog Devices, Inc.	37,244	3,207,081
AXT, Inc. (a)	250,128	2,413,735
Brooks Automation, Inc.	66,102	1,645,279
Cabot Microelectronics Corp.	147,949	14,250,448
Cavium, Inc. (a)	99,190	8,478,761
Cirrus Logic, Inc. (a)	97,800	5,402,472
Cypress Semiconductor Corp.	620,949	9,941,393
Ichor Holdings Ltd.	370,060	10,513,405
Inphi Corp. (a)(b)	44,060	1,809,544
Integrated Device Technology, Inc. (a)	214,025	6,440,012
Kulicke & Soffa Industries, Inc. (a)	86,100	2,137,863
Lam Research Corp.	55,800	10,732,014
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	28,099	915,746
Marvell Technology Group Ltd.	358,095	7,999,842
Maxim Integrated Products, Inc.	209,184	10,946,599
Microsemi Corp. (a)	467,912	24,729,149
MKS Instruments, Inc.	19,521	1,840,830
Monolithic Power Systems, Inc.	55,418	6,558,720
ON Semiconductor Corp. (a)	955,809	19,192,645
Qorvo, Inc. (a)	54,400	4,165,952
Semtech Corp. (a)	56,220	1,914,291
STMicroelectronics NV (NY Shares) unit	40,811	923,145
Synaptics, Inc. (a)	47,200	1,781,328
Teradyne, Inc.	242,534	9,815,351
		180,474,178
Software - 4.7%
ACI Worldwide, Inc. (a)	110,381	2,525,517
ANSYS, Inc. (a)	19,300	2,860,067
Aspen Technology, Inc. (a)	297,478	19,907,228
Attunity Ltd. (a)	135,833	1,036,406
Autodesk, Inc. (a)	116,661	12,797,712
Barracuda Networks, Inc. (a)	254,807	7,045,414
Black Knight, Inc. (a)	270,471	12,144,148
CA Technologies, Inc.	95,634	3,162,616
Cadence Design Systems, Inc. (a)	165,451	7,264,953
Callidus Software, Inc. (a)	548,044	16,043,988
CommVault Systems, Inc. (a)	79,940	4,308,766
CyberArk Software Ltd. (a)(b)	123,164	5,796,098
Descartes Systems Group, Inc. (a)	135,241	3,753,812
Descartes Systems Group, Inc. (a)	144,257	4,003,132
Ebix, Inc. (b)	84,538	6,534,787
Ellie Mae, Inc. (a)	45,141	3,990,013
Fair Isaac Corp.	24,317	3,819,228
FireEye, Inc. (a)	616,090	8,711,513
Guidewire Software, Inc. (a)	240,204	17,868,776
HubSpot, Inc. (a)	43,160	3,493,802
Manhattan Associates, Inc. (a)	238,846	10,592,820
Monotype Imaging Holdings, Inc.	28,911	728,557
Nuance Communications, Inc. (a)	1,498,641	23,288,881
Parametric Technology Corp. (a)	55,053	3,505,775
Paycom Software, Inc. (a)(b)	65,377	5,360,914
Progress Software Corp.	64,500	2,666,430
Proofpoint, Inc. (a)	44,601	4,016,320
QAD, Inc. Class A	77,704	2,859,507
Qualys, Inc. (a)	100,339	5,909,967
Rapid7, Inc. (a)	171,944	3,251,461
RealPage, Inc. (a)	244,056	11,067,940
Splunk, Inc. (a)	208,742	16,718,147
SS&C Technologies Holdings, Inc.	896,607	37,020,903
Synopsys, Inc. (a)	130,389	11,784,558
Tableau Software, Inc. (a)	108,665	7,639,150
Take-Two Interactive Software, Inc. (a)	87,142	9,720,690
Talend SA ADR (a)	272,832	10,905,095
Tyler Technologies, Inc. (a)	85,050	15,557,346
Ultimate Software Group, Inc. (a)	78,243	16,511,620
Verint Systems, Inc. (a)	197,025	8,619,844
		354,793,901
Technology Hardware, Storage & Peripherals - 0.9%
3D Systems Corp. (a)(b)	532,701	4,703,750
NCR Corp. (a)	180,314	5,642,025
NetApp, Inc.	529,757	29,936,568
Seagate Technology LLC	74,000	2,853,440
Stratasys Ltd. (a)(b)	354,511	7,721,250
Xerox Corp.	661,227	19,611,993
		70,469,026

TOTAL INFORMATION TECHNOLOGY		1,337,824,623

MATERIALS - 4.9%
Chemicals - 2.3%
A. Schulman, Inc.	70,640	2,680,788
Ashland Global Holdings, Inc.	85,540	6,328,249
Axalta Coating Systems LLC (a)	317,516	10,052,557
Cabot Corp.	74,406	4,556,623
Eastman Chemical Co.	114,700	10,594,839
Ferro Corp. (a)	53,037	1,344,488
Huntsman Corp.	939,414	30,023,671
Ingevity Corp. (a)	15,841	1,260,785
KMG Chemicals, Inc.	70,490	3,833,951
Methanex Corp.	134,413	7,163,693
Minerals Technologies, Inc.	87,241	6,320,610
Olin Corp.	42,937	1,530,275
Orion Engineered Carbons SA	91,003	2,225,023
PolyOne Corp.	215,063	9,938,061
PQ Group Holdings, Inc.	133,997	2,210,951
Quaker Chemical Corp.	48,331	7,963,982
Rayonier Advanced Materials, Inc. (b)	86,992	1,634,580
The Chemours Co. LLC	99,100	5,093,740
The Scotts Miracle-Gro Co. Class A	97,879	9,680,233
Trinseo SA	143,321	10,577,090
Valvoline, Inc.	522,955	12,896,070
Venator Materials PLC (b)	358,865	7,895,030
Westlake Chemical Corp.	151,261	14,812,990
		170,618,279
Construction Materials - 0.2%
Eagle Materials, Inc.	11,612	1,299,731
Martin Marietta Materials, Inc.	19,168	3,994,420
U.S. Concrete, Inc. (a)(b)	157,789	12,757,241
		18,051,392
Containers & Packaging - 1.5%
Aptargroup, Inc.	245,242	21,681,845
Avery Dennison Corp.	83,617	9,542,372
Berry Global Group, Inc. (a)	50,147	2,997,286
Crown Holdings, Inc. (a)	305,033	18,219,621
Graphic Packaging Holding Co.	1,087,371	16,647,650
Greif, Inc. Class A	169,865	9,269,533
Owens-Illinois, Inc. (a)	229,206	5,551,369
Packaging Corp. of America	124,879	14,810,649
Smurfit Kappa Group PLC	114,764	3,653,569
WestRock Co.	212,007	13,231,357
		115,605,251
Metals & Mining - 0.6%
Alcoa Corp.	238,475	9,899,097
Carpenter Technology Corp.	58,269	2,880,237
Compass Minerals International, Inc. (b)	48,153	3,358,672
Ferroglobe PLC	113,265	1,848,485
Ferroglobe Representation & Warranty Insurance (c)	495,885	5
Goldcorp, Inc.	232,796	2,942,993
HudBay Minerals, Inc.	768,765	5,583,326
Kinross Gold Corp. (a)	949,545	3,967,017
Nucor Corp.	36,500	2,098,750
Reliance Steel & Aluminum Co.	45,700	3,592,477
Ryerson Holding Corp. (a)	757,280	7,004,840
Steel Dynamics, Inc.	89,454	3,443,979
SunCoke Energy, Inc. (a)	205,617	2,341,978
		48,961,856
Paper & Forest Products - 0.3%
Boise Cascade Co.	83,615	3,219,178
Clearwater Paper Corp. (a)	30,900	1,466,205
Domtar Corp.	79,600	3,838,312
Kapstone Paper & Packaging Corp.	191,924	4,266,471
P.H. Glatfelter Co.	125,100	2,600,829
Schweitzer-Mauduit International, Inc.	70,052	3,171,254
		18,562,249

TOTAL MATERIALS		371,799,027

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.5%
Altisource Residential Corp. Class B	152,423	1,669,032
Brandywine Realty Trust (SBI)	383,185	6,602,278
CBL & Associates Properties, Inc.	226,300	1,274,069
Chatham Lodging Trust	41,418	939,774
Colony NorthStar, Inc.	411,088	5,011,163
CorEnergy Infrastructure Trust, Inc. (b)	84,100	2,998,165
CubeSmart	154,605	4,412,427
DDR Corp.	341,100	2,602,593
DiamondRock Hospitality Co.	338,100	3,783,339
EastGroup Properties, Inc.	123,241	11,594,513
EPR Properties	95,325	6,464,942
Essex Property Trust, Inc.	13,545	3,345,480
Extra Space Storage, Inc.	70,320	6,002,515
Franklin Street Properties Corp.	95,600	1,041,084
Gaming & Leisure Properties	156,630	5,688,802
Getty Realty Corp.	98,500	2,803,310
Gladstone Commercial Corp.	96,900	2,213,196
Government Properties Income Trust	214,600	4,002,290
Hospitality Properties Trust (SBI)	209,500	6,282,905
Host Hotels & Resorts, Inc.	657,875	13,019,346
Independence Realty Trust, Inc.	261,300	2,699,229
InfraReit, Inc.	94,200	1,989,504
LaSalle Hotel Properties (SBI)	191,300	5,440,572
Liberty Property Trust (SBI)	391,275	17,560,422
Mack-Cali Realty Corp.	131,300	2,905,669
Medical Properties Trust, Inc.	1,308,495	17,913,297
Mid-America Apartment Communities, Inc.	96,927	9,929,202
National Retail Properties, Inc.	339,819	13,956,366
National Storage Affiliates Trust	297,521	7,925,959
Omega Healthcare Investors, Inc.	208,228	5,590,922
One Liberty Properties, Inc.	76,400	2,041,408
Outfront Media, Inc.	373,146	8,754,005
Piedmont Office Realty Trust, Inc. Class A	676,074	13,480,916
Preferred Apartment Communities, Inc. Class A	211,164	4,489,347
Prologis, Inc.	54,939	3,638,610
QTS Realty Trust, Inc. Class A	52,382	2,915,582
RLJ Lodging Trust	425,119	9,216,580
Sabra Health Care REIT, Inc.	207,182	3,986,182
Select Income REIT	190,700	4,784,663
Senior Housing Properties Trust (SBI)	399,400	7,648,510
SL Green Realty Corp.	39,695	4,058,020
Summit Hotel Properties, Inc.	198,800	3,003,868
Urban Edge Properties	157,075	4,013,266
VEREIT, Inc.	531,900	4,148,820
Weyerhaeuser Co.	155,342	5,496,000
WP Glimcher, Inc. (b)	365,000	2,595,150
Xenia Hotels & Resorts, Inc.	213,221	4,688,730
		266,622,022
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	198,775	8,618,884
HFF, Inc.	167,064	7,541,269
Jones Lang LaSalle, Inc.	13,262	2,022,322
Realogy Holdings Corp.	263,329	7,349,512
		25,531,987

TOTAL REAL ESTATE		292,154,009

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc. (a)(b)	225,000	2,778,750
Vonage Holdings Corp. (a)	268,312	2,731,416
Zayo Group Holdings, Inc. (a)	118,387	4,183,797
		9,693,963
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	581,705	14,368,114

TOTAL TELECOMMUNICATION SERVICES		24,062,077

UTILITIES - 1.1%
Electric Utilities - 0.7%
Entergy Corp.	287,450	24,858,676
FirstEnergy Corp.	323,100	11,030,634
Portland General Electric Co.	278,034	13,801,608
		49,690,918
Gas Utilities - 0.0%
National Fuel Gas Co.	44,211	2,599,607
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	283,262	2,996,912
Multi-Utilities - 0.3%
Ameren Corp.	179,145	11,458,114
NorthWestern Energy Corp.	168,047	10,798,700
SCANA Corp.	60,100	2,594,517
		24,851,331

TOTAL UTILITIES		80,138,768

TOTAL COMMON STOCKS
(Cost $5,016,911,307)		6,377,228,852

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)(d)
(Cost $257,662)	6,381	215,252

Equity Funds - 10.4%
Mid-Cap Blend Funds - 3.7%
Fidelity SAI Small-Mid Cap 500 Index Fund (e)	22,581,379	275,944,447
Mid-Cap Growth Funds - 0.0%
iShares Russell Midcap Growth Index ETF	11,745	1,412,101
Sector Funds - 1.3%
Fidelity SAI Real Estate Index Fund (e)	8,937,799	99,477,701
Small Growth Funds - 0.1%
iShares Russell 2000 Growth Index ETF	21,475	4,010,886
Small Value Funds - 5.3%
Fidelity Small Cap Value Fund (e)	19,394,521	403,599,961
TOTAL EQUITY FUNDS
(Cost $660,759,092)		784,445,096
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.27% 12/14/17 to 3/1/18 (f)
(Cost $10,723,263)	10,736,000	10,723,289
	Shares

Money Market Funds - 12.4%
Fidelity Securities Lending Cash Central Fund 1.13% (g)(h)	509,995,641	510,046,641
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (i)	435,265,937	435,265,937
TOTAL MONEY MARKET FUNDS
(Cost $945,312,578)		945,312,578
TOTAL INVESTMENT IN SECURITIES - 106.8%
(Cost $6,633,963,902)		8,117,925,067
NET OTHER ASSETS (LIABILITIES) - (6.8)%		(514,817,082)
NET ASSETS - 100%		$7,603,107,985

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	3,588	Dec. 2017	$277,244,760	$22,951,341	$22,951,341

The notional amount of futures purchased as a percentage of Net Assets is 3.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $215,252 or 0.0% of net assets.

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,723,289.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	9/25/15	$257,662

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$1,960,700
Total	$1,960,700

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$98,350,560	$1,458,304	$--	$1,139,580	$--	$(331,163)	$99,477,701
Fidelity SAI Small-Mid Cap 500 Index Fund	167,915,807	259,861,958	179,978,370	1,549,654	2,734,255	25,410,797	275,944,447
Fidelity Small Cap Value Fund	385,055,817	8,647,079	28,441,381	2,742,246	(579,296)	38,917,742	403,599,961
Total	$651,322,184	$269,967,341	$208,419,751	$5,431,480	$2,154,959	$63,997,376	$779,022,109

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$917,372,131	$917,156,879	$--	$215,252
Consumer Staples	205,908,212	205,908,212	--	--
Energy	271,813,757	271,813,757	--	--
Financials	1,039,246,484	1,039,246,484	--	--
Health Care	739,107,728	738,751,044	--	356,684
Industrials	1,098,017,288	1,098,017,288	--	--
Information Technology	1,337,824,623	1,337,824,623	--	--
Materials	371,799,027	371,799,022	--	5
Real Estate	292,154,009	292,154,009	--	--
Telecommunication Services	24,062,077	24,062,077	--	--
Utilities	80,138,768	80,138,768	--	--
Equity Funds	784,445,096	784,445,096	--	--
Other Short-Term Investments and Net Other Assets	10,723,289	--	10,723,289	--
Money Market Funds	945,312,578	945,312,578	--	--
Total Investments in Securities:	$8,117,925,067	$8,106,629,837	$10,723,289	$571,941
Derivative Instruments:
Assets
Futures Contracts	$22,951,341	$22,951,341	$--	$--
Total Assets	$22,951,341	$22,951,341	$--	$--
Total Derivative Instruments:	$22,951,341	$22,951,341	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® International Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

November 30, 2017

SIT-QTLY-0118
1.912869.107

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 41.9%
	Shares	Value
CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.7%
Aisin Seiki Co. Ltd.	19,100	$1,027,855
Brembo SpA	105,450	1,630,399
Bridgestone Corp.	166,600	7,613,627
Continental AG	22,325	5,945,559
DENSO Corp.	110,500	6,238,362
FCC Co. Ltd.	48,800	1,239,109
GKN PLC	5,717,695	23,962,882
Koito Manufacturing Co. Ltd.	306,500	21,300,574
Michelin CGDE Series B	117,018	16,971,350
Motherson Sumi Systems Ltd.	395,671	2,240,643
NOK Corp.	16,700	408,741
Nokian Tyres PLC	34,569	1,508,815
Sogefi SpA (a)	106,008	542,052
Stanley Electric Co. Ltd.	38,000	1,526,417
Toyoda Gosei Co. Ltd.	29,700	744,802
Toyota Industries Corp.	198,600	12,402,843
Valeo SA	141,272	10,255,407
		115,559,437
Automobiles - 0.2%
Ferrari NV	95,265	10,341,092
Fiat Chrysler Automobiles NV	246,658	4,233,491
Maruti Suzuki India Ltd.	57,136	7,618,517
Mazda Motor Corp.	234,100	3,162,591
Peugeot Citroen SA	166,218	3,437,487
Suzuki Motor Corp.	67,100	3,631,889
Yamaha Motor Co. Ltd.	159,300	5,010,303
		37,435,370
Distributors - 0.1%
Inchcape PLC	944,485	9,528,818
Diversified Consumer Services - 0.0%
Kroton Educacional SA	815,900	4,516,369
Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd.	181,553	3,019,814
Autogrill SpA	100,073	1,276,879
Carnival PLC	566,705	36,726,769
Compass Group PLC	2,443,178	49,529,267
Crown Ltd.	104,705	978,106
Galaxy Entertainment Group Ltd.	2,125,000	15,277,395
Greggs PLC	100,354	1,802,345
InterContinental Hotel Group PLC	54,540	3,207,818
Melco Crown Entertainment Ltd. sponsored ADR	86,866	2,268,071
MGM China Holdings Ltd.	1,836,000	4,687,470
Paddy Power Betfair PLC	63,027	7,096,040
Scandic Hotels Group AB	47,559	619,276
The Star Entertainment Group Ltd.	209,099	936,322
TUI AG	539,400	9,883,911
TUI AG (GB)	84,200	1,553,215
		138,862,698
Household Durables - 0.4%
Bellway PLC	90,822	4,252,294
Husqvarna AB (B Shares)	155,238	1,415,899
Nikon Corp.	201,600	4,009,074
Panasonic Corp.	509,400	7,623,562
Persimmon PLC	43,719	1,501,790
SEB SA	8,937	1,646,649
Sekisui Chemical Co. Ltd.	120,700	2,342,262
Sony Corp.	594,500	27,825,434
Steinhoff International Holdings NV (Germany)	1,113,600	4,576,822
Techtronic Industries Co. Ltd.	2,174,500	12,570,652
		67,764,438
Internet & Direct Marketing Retail - 0.1%
ASOS PLC (a)	8,978	735,796
Ctrip.com International Ltd. ADR (a)	209,916	9,672,929
JD.com, Inc. sponsored ADR (a)	148,017	5,543,237
MakeMyTrip Ltd. (a)(b)	43,973	1,336,779
Rakuten, Inc.	357,600	3,669,704
Start Today Co. Ltd.	99,800	3,053,645
		24,012,090
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	124,800	4,073,738
Yamaha Corp.	82,000	3,022,405
		7,096,143
Media - 0.3%
Cineworld Group PLC	158,620	1,179,847
Daiichikosho Co. Ltd.	27,200	1,304,437
Hakuhodo DY Holdings, Inc.	78,000	1,050,724
Mediaset Espana Comunicacion SA	528,100	6,150,567
Publicis Groupe SA	139,900	9,287,747
Stroer Out-of-Home Media AG	5,986	453,282
UBM PLC	478,088	4,829,850
Vivendi SA	651,600	17,345,554
WPP PLC	746,417	13,173,137
Zenrin Co. Ltd.	11,800	400,712
		55,175,857
Multiline Retail - 0.1%
Debenhams PLC (b)	913,233	484,760
Dollarama, Inc.	103,083	12,601,031
Izumi Co. Ltd.	25,800	1,520,749
		14,606,540
Specialty Retail - 0.3%
Dufry AG (a)	16,600	2,389,388
Esprit Holdings Ltd. (a)	7,285,100	3,787,060
Hikari Tsushin, Inc.	6,900	997,153
K's Holdings Corp.	35,400	913,677
Metro AG	410,418	5,378,385
Nitori Holdings Co. Ltd.	36,700	5,994,604
Nojima Co. Ltd.	19,500	448,619
USS Co. Ltd.	996,500	21,088,220
Via Varejo SA unit	212,200	1,416,417
WH Smith PLC	156,911	4,439,359
		46,852,882
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	60,472	12,610,335
Burberry Group PLC	299,437	6,949,090
Compagnie Financiere Richemont SA Series A	647,103	55,769,972
Gildan Activewear, Inc.	445,607	14,140,333
Hermes International SCA	10,707	5,643,683
Kering SA	23,722	10,524,637
LVMH Moet Hennessy - Louis Vuitton SA	60,876	17,733,879
Seiko Holdings Corp.	54,600	1,489,618
		124,861,547

TOTAL CONSUMER DISCRETIONARY		646,272,189

CONSUMER STAPLES - 5.1%
Beverages - 0.9%
Asahi Group Holdings	236,400	12,011,908
Carlsberg A/S Series B	6,651	787,620
Coca-Cola Amatil Ltd.	1,068,700	6,441,189
Coca-Cola HBC AG	69,110	2,214,171
Coca-Cola West Co. Ltd.	257,625	9,804,121
Diageo PLC	587,490	20,311,657
Diageo PLC sponsored ADR	31,943	4,423,147
Embotelladoras Arca S.A.B. de CV	424,594	2,907,540
Fever-Tree Drinks PLC	69,189	1,824,638
Heineken Holding NV	163,700	15,776,513
Heineken NV (Bearer)	271,500	27,658,655
ITO EN Ltd.	384,000	14,324,322
Pernod Ricard SA (b)	267,378	41,706,225
Suntory Beverage & Food Ltd.	43,800	1,895,663
		162,087,369
Food & Staples Retailing - 0.2%
Bidcorp Ltd.	81,349	1,749,938
Booker Group PLC	2,190,596	6,488,011
FamilyMart Co. Ltd.	69,700	4,707,653
Metro Wholesale & Food Specialist AG	299,718	5,850,525
Sundrug Co. Ltd.	302,600	13,953,000
Tesco PLC	703,100	1,845,179
Tsuruha Holdings, Inc.	14,600	2,017,874
X5 Retail Group NV GDR (Reg. S) (a)	63,156	2,343,088
		38,955,268
Food Products - 1.7%
Aryzta AG	496,153	16,588,028
Associated British Foods PLC	62,756	2,502,003
Britannia Industries Ltd.	52,039	3,885,858
Danone SA	835,206	70,532,245
House Foods Group, Inc.	45,500	1,485,452
Kerry Group PLC Class A	245,907	25,756,791
M. Dias Branco SA	57,200	817,779
Nestle SA (Reg. S)	1,632,167	139,631,184
Nissin Food Holdings Co. Ltd.	66,800	4,835,731
Toyo Suisan Kaisha Ltd.	401,500	17,120,391
Yakult Honsha Co. Ltd.	39,500	3,080,262
		286,235,724
Household Products - 0.6%
Colgate-Palmolive Co.	520,321	37,697,256
Reckitt Benckiser Group PLC	777,576	68,253,667
Unicharm Corp.	91,800	2,410,708
		108,361,631
Personal Products - 0.9%
Asaleo Care Ltd.	381,724	441,766
Beiersdorf AG	23,073	2,745,989
Fancl Corp.	42,700	1,221,406
Kao Corp.	676,600	44,858,717
Kobayashi Pharmaceutical Co. Ltd.	255,500	16,141,698
Kose Corp.	59,700	9,174,558
L'Oreal SA	157,116	34,753,156
Noevir Holdings Co. Ltd.	7,400	526,750
Pola Orbis Holdings, Inc.	191,400	6,995,655
Shiseido Co. Ltd.	60,700	2,967,492
Unilever NV (Certificaten Van Aandelen) (Bearer)	139,403	8,039,221
Unilever PLC	380,704	21,474,829
Unilever PLC sponsored ADR	29,258	1,652,492
		150,993,729
Tobacco - 0.8%
British American Tobacco PLC (United Kingdom)	1,232,867	78,400,886
Imperial Tobacco Group PLC	486,157	20,148,435
Japan Tobacco, Inc.	1,295,900	42,917,966
		141,467,287

TOTAL CONSUMER STAPLES		888,101,008

ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Core Laboratories NV (b)	72,063	7,260,347
Schlumberger Ltd.	108,573	6,823,813
TechnipFMC PLC	357,000	10,224,480
		24,308,640
Oil, Gas & Consumable Fuels - 1.8%
BP PLC	9,219,396	61,403,331
Cairn Energy PLC (a)	2,363,745	6,761,081
Caltex Australia Ltd.	259,109	6,675,421
China Petroleum & Chemical Corp. Class A	6,477,562	5,906,725
CNOOC Ltd.	18,051,000	24,756,653
Enbridge, Inc.	244,432	9,217,236
Encana Corp.	2,118,518	25,074,425
Eni SpA	1,845,059	30,352,687
Galp Energia SGPS SA Class B	563,346	10,631,135
INPEX Corp.	549,700	6,252,094
JX Holdings, Inc.	2,193,800	12,395,047
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	296,000	3,431,721
Oil Search Ltd. ADR	1,175,273	6,240,615
Petroleo Brasileiro SA - Petrobras (ON) (a)	92,200	449,248
Repsol YPF SA	257,356	4,723,423
Royal Dutch Shell PLC:
Class A	305,459	9,783,577
Class A sponsored ADR	18	1,154
Class B (United Kingdom)	1,372,676	44,475,661
S-Oil Corp.	3,775	414,707
Saras Raffinerie Sarde SpA	416,251	1,073,129
Suncor Energy, Inc.	417,054	14,465,889
Total SA	531,291	30,031,189
		314,516,148

TOTAL ENERGY		338,824,788

FINANCIALS - 7.1%
Banks - 3.4%
Allied Irish Banks PLC	1,701,157	11,035,172
Banco Bradesco SA	19,410	180,139
Banco do Brasil SA	14,600	133,492
Bank Ireland Group PLC (a)	401,902	3,135,197
Bank Leumi le-Israel BM	181,304	1,006,322
Bankinter SA	456,106	4,401,130
Barclays PLC	25,175,679	65,690,755
BGEO Group PLC	35,203	1,562,512
BNP Paribas SA	725,854	54,929,796
CaixaBank SA	2,218,891	10,544,049
Canadian Imperial Bank of Commerce	42,725	3,912,360
Chiba Bank Ltd.	675,000	5,197,190
Credicorp Ltd. (United States)	49,157	10,373,602
Danske Bank A/S	25,827	964,831
DBS Group Holdings Ltd.	728,300	13,193,214
DNB ASA	1,119,430	20,412,110
Erste Group Bank AG	236,083	10,298,569
FinecoBank SpA	319,464	3,220,650
Grupo Financiero Banorte S.A.B. de CV Series O	1,142,900	6,703,406
Grupo Financiero Galicia SA sponsored ADR (b)	29,291	1,673,395
HDFC Bank Ltd.	586,157	16,925,259
HSBC Holdings PLC:
(Hong Kong)	858,100	8,568,495
(United Kingdom)	424,000	4,225,103
IndusInd Bank Ltd.	131,827	3,397,269
Industrial & Commercial Bank of China Ltd. (H Shares)	17,662,000	13,726,797
ING Groep NV (Certificaten Van Aandelen)	1,262,098	22,806,387
Intesa Sanpaolo SpA	4,491,549	15,133,402
Intesa Sanpaolo SpA (Risparmio Shares)	519,464	1,659,496
Jyske Bank A/S (Reg.)	268,401	14,499,346
KBC Groep NV	458,776	37,530,576
Lloyds Banking Group PLC	23,082,127	20,599,371
Mebuki Financial Group, Inc.	1,115,400	4,707,459
Mediobanca SpA	791,700	9,135,801
Metro Bank PLC (a)(b)	33,477	1,563,774
Mitsubishi UFJ Financial Group, Inc.	2,184,200	15,569,249
North Pacific Bank Ltd.	993,100	3,198,433
PT Bank Central Asia Tbk	7,100,800	10,683,223
Resona Holdings, Inc.	1,601,900	8,529,495
Seven Bank Ltd.	331,100	1,115,038
Shinsei Bank Ltd.	132,900	2,136,115
Societe Generale Series A	120,864	6,082,050
Sumitomo Mitsui Financial Group, Inc.	1,607,300	65,531,814
Svenska Handelsbanken AB (A Shares)	1,342,691	18,349,632
Sydbank A/S (a)	111,519	4,360,460
The Hachijuni Bank Ltd.	662,400	3,800,527
The Suruga Bank Ltd.	82,300	1,776,422
The Toronto-Dominion Bank	83,518	4,741,199
Turkiye Halk Bankasi A/S	323,434	733,444
Turkiye Is Bankasi A/S Series C	1,670,901	2,632,718
Turkiye Vakiflar Bankasi TAO	1,391,461	2,057,397
UniCredit SpA (a)	1,960,975	39,445,453
Yamaguchi Financial Group, Inc.	102,000	1,222,825
Yapi ve Kredi Bankasi A/S (a)	879,812	932,409
Yes Bank Ltd.	851,714	4,053,202
		599,997,531
Capital Markets - 1.0%
3i Group PLC	966,059	11,771,549
Anima Holding SpA (c)	213,185	1,475,518
ASX Ltd.	50,052	2,163,282
Azimut Holding SpA	341,683	6,490,744
Banca Generali SpA	133,831	4,695,938
BM&F BOVESPA SA	125,600	891,703
BT Investment Management Ltd.	111,195	920,981
Close Brothers Group PLC	70,605	1,358,769
Daiwa Securities Group, Inc.	2,543,100	15,911,443
Deutsche Borse AG	148,331	16,834,538
GAM Holding Ltd.	119,033	1,887,588
IG Group Holdings PLC	557,998	4,882,498
Intermediate Capital Group PLC	289,331	4,167,252
Japan Exchange Group, Inc.	43,600	805,776
Julius Baer Group Ltd.	334,918	19,695,201
Jupiter Fund Management PLC	307,131	2,485,953
Macquarie Group Ltd.	78,900	5,862,362
Magellan Financial Group Ltd.	57,748	1,105,119
Man Group PLC	276,281	740,186
Nomura Holdings, Inc.	795,100	4,807,639
Okasan Securities Group, Inc.	52,000	320,934
Partners Group Holding AG	14,914	10,248,401
Perpetual Trustees Australia Ltd.	19,710	723,069
TMX Group Ltd.	109,520	5,899,810
Tokai Tokyo Financial Holdings	72,100	470,318
UBS Group AG	3,048,787	52,654,527
		179,271,098
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	812,800	18,098,376
Cembra Money Bank AG	17,705	1,597,274
JACCS Co. Ltd.	10,400	240,892
		19,936,542
Diversified Financial Services - 0.5%
AMP Ltd.	2,223,409	8,593,929
Cerved Information Solutions SpA	309,018	3,825,210
Challenger Ltd.	658,300	6,966,154
Eurazeo SA	12,948	1,139,516
First Pacific Co. Ltd.	4,144,000	3,098,655
Groupe Bruxelles Lambert SA	98,500	10,592,600
Industrivarden AB (A Shares)	36,736	941,774
Investor AB:
(A Shares)	28,185	1,296,632
(B Shares)	220,789	10,310,230
KBC Ancora	6,387	388,393
NEX Group PLC	150,205	1,205,620
ORIX Corp.	1,059,700	18,358,367
Pargesa Holding SA	18,858	1,619,823
RMB Holdings Ltd.	376,222	1,835,711
Standard Life PLC	725,400	4,220,395
Zenkoku Hosho Co. Ltd.	49,600	2,141,325
		76,534,334
Insurance - 2.1%
AEGON NV	462,396	2,872,312
AIA Group Ltd.	4,478,200	36,295,085
Allianz SE	42,700	10,084,653
Aon PLC	89,761	12,586,287
Assicurazioni Generali SpA	311,743	5,706,781
Aviva PLC	6,857,728	47,392,139
AXA SA	418,157	12,616,779
CNP Assurances	80,473	1,811,256
Dai-ichi Mutual Life Insurance Co.	260,000	5,357,522
Fairfax Financial Holdings Ltd. (sub. vtg.)	37,834	20,791,325
Hiscox Ltd.	1,461,140	27,368,233
Jardine Lloyd Thompson Group PLC	369,830	6,652,103
Legal & General Group PLC	373,982	1,351,426
Manulife Financial Corp.	800,300	16,816,752
MS&AD Insurance Group Holdings, Inc.	528,100	17,282,190
Muenchener Rueckversicherungs AG	22,732	5,058,262
NKSJ Holdings, Inc.	304,100	12,331,361
NN Group NV	61,029	2,680,771
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,909,500	18,825,695
Prudential PLC	998,379	25,097,056
Sampo Oyj (A Shares)	37,962	2,006,633
SCOR SE	60,510	2,467,475
Societa Cattolica Di Assicurazioni SCRL	75,279	816,712
Storebrand ASA (A Shares)	428,214	3,417,703
Swiss Life Holding AG	2,643	887,135
Swiss Re Ltd.	126,268	11,834,216
Talanx AG	128,300	5,276,099
Unipol Gruppo SpA	407,595	1,868,759
Unipolsai SpA	440,583	1,033,076
Zurich Insurance Group AG	167,555	50,619,920
		369,205,716
Thrifts & Mortgage Finance - 0.0%
Genworth Mortgage Insurance Ltd.	241,072	579,863
Indiabulls Housing Finance Ltd.	98,776	1,846,938
Paragon Banking Group PLC	140,444	918,913
		3,345,714

TOTAL FINANCIALS		1,248,290,935

HEALTH CARE - 3.8%
Biotechnology - 0.0%
3SBio, Inc. (a)	887,500	1,727,240
Genmab A/S (a)	8,140	1,601,158
HUGEL, Inc. (a)	2,780	1,224,157
Shire PLC	57,767	2,863,820
		7,416,375
Health Care Equipment & Supplies - 0.7%
ASAHI INTECC Co. Ltd.	40,800	2,698,005
Carl Zeiss Meditec AG	28,719	1,698,885
Dentsply Sirona, Inc.	185,980	12,462,520
Hoya Corp.	278,000	13,593,451
Koninklijke Philips Electronics NV	869,950	33,729,394
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	51,000	1,975,740
Mani, Inc.	13,500	388,286
Nihon Kohden Corp.	466,500	10,727,467
Olympus Corp.	44,000	1,813,245
Smith & Nephew PLC	233,472	4,132,257
Smith & Nephew PLC sponsored ADR	93,658	3,356,703
Sonova Holding AG Class B	10,295	1,639,874
Straumann Holding AG	4,742	3,528,482
Terumo Corp.	619,200	29,692,742
		121,437,051
Health Care Providers & Services - 0.1%
Orpea	26,233	3,161,413
Sonic Healthcare Ltd.	510,800	8,608,304
		11,769,717
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	8,529	5,164,140
ICON PLC (a)	23,433	2,737,209
Lonza Group AG	50,599	13,223,891
		21,125,240
Pharmaceuticals - 2.9%
Astellas Pharma, Inc.	1,213,100	15,421,385
AstraZeneca PLC (United Kingdom)	572,185	36,927,882
Bayer AG	517,479	66,052,673
CSPC Pharmaceutical Group Ltd.	1,746,000	3,465,106
Dainippon Sumitomo Pharma Co. Ltd.	102,700	1,493,257
Dechra Pharmaceuticals PLC	87,100	2,598,537
GlaxoSmithKline PLC	1,836,222	31,771,134
GlaxoSmithKline PLC sponsored ADR	80,800	2,832,848
Ipsen SA	11,173	1,361,783
Merck KGaA	100,300	10,676,339
Novartis AG	662,840	56,869,443
Novo Nordisk A/S:
Series B	979,642	50,636,678
Series B sponsored ADR	54,965	2,845,538
Orion Oyj (B Shares)	34,533	1,275,423
Otsuka Holdings Co. Ltd.	47,300	2,097,366
Recordati SpA	69,714	3,136,534
Roche Holding AG (participation certificate)	438,016	110,693,261
Rohto Pharmaceutical Co. Ltd.	510,400	13,133,415
Sanofi SA	175,475	16,006,763
Santen Pharmaceutical Co. Ltd.	2,273,800	34,658,669
Shionogi & Co. Ltd.	103,300	5,757,655
Takeda Pharmaceutical Co. Ltd.	574,000	31,665,331
Yuhan Corp.	7,138	1,443,631
		502,820,651

TOTAL HEALTH CARE		664,569,034

INDUSTRIALS - 7.2%
Aerospace & Defense - 0.3%
Airbus Group NV	44,700	4,651,537
BAE Systems PLC	863,078	6,427,204
Bharat Electronics Ltd.	588,384	1,695,174
Cobham PLC	11,022,211	18,931,176
Dassault Aviation SA	740	1,137,710
Leonardo SpA	230,347	2,752,672
Meggitt PLC	228,972	1,500,001
MTU Aero Engines Holdings AG	52,771	9,487,554
QinetiQ Group PLC	234,119	684,221
Rolls-Royce Holdings PLC	242,230	2,807,462
Safran SA	9,342	995,512
Senior Engineering Group PLC	233,333	827,713
Thales SA	80,920	8,179,072
		60,077,008
Air Freight & Logistics - 0.2%
Deutsche Post AG	56,489	2,688,914
Kintetsu World Express, Inc.	31,600	629,482
Oesterreichische Post AG	23,151	1,044,353
Yamato Holdings Co. Ltd.	1,306,700	26,625,321
		30,988,070
Airlines - 0.4%
Air New Zealand Ltd.	211,309	462,175
easyJet PLC	82,516	1,569,021
EL AL Israel Airlines Ltd.	468,062	211,721
International Consolidated Airlines Group SA (b)	416,320	3,441,916
Japan Airlines Co. Ltd.	1,326,000	48,647,154
Qantas Airways Ltd.	2,083,009	8,933,584
Ryanair Holdings PLC sponsored ADR (a)	86,797	10,584,026
Turk Hava Yollari AO (a)	249,493	781,119
		74,630,716
Building Products - 0.4%
Asahi Glass Co. Ltd.	82,800	3,466,962
Belimo Holding AG (Reg.)	176	755,704
Compagnie de St. Gobain	113,811	6,483,962
Daikin Industries Ltd.	289,700	33,468,296
Geberit AG (Reg.)	15,400	6,696,945
Kaba Holding AG (B Shares) (Reg.)	1,754	1,659,948
Kingspan Group PLC (Ireland)	43,865	1,796,035
Nichias Corp.	128,000	1,655,015
Toto Ltd.	351,300	19,607,045
		75,589,912
Commercial Services & Supplies - 0.5%
Brambles Ltd.	5,012,784	38,750,866
Downer EDI Ltd.	260,460	1,381,054
Edenred SA	31,180	892,172
Intrum Justitia AB (b)	58,445	2,010,783
IWG PLC	179,563	478,397
Prosegur Compania de Seguridad SA (Reg.)	184,443	1,505,998
Rentokil Initial PLC	1,845,602	7,939,751
Ritchie Brothers Auctioneers, Inc.	197,155	5,223,236
Secom Co. Ltd.	237,900	17,819,276
Sohgo Security Services Co., Ltd.	122,200	6,799,299
		82,800,832
Construction & Engineering - 0.3%
Balfour Beatty PLC	4,422,824	15,838,819
COMSYS Holdings Corp.	41,600	1,160,658
Koninklijke Boskalis Westminster NV	145,700	5,389,009
Maeda Corp.	53,400	788,133
Okumura Corp.	42,200	1,723,562
Taisei Corp.	98,000	5,161,709
Toda Corp.	97,000	777,639
VINCI SA	134,207	13,712,071
Voltas Ltd. (a)	301,606	2,977,243
		47,528,843
Electrical Equipment - 1.2%
ABB Ltd. (Reg.)	2,245,708	57,657,777
Fuji Electric Co. Ltd.	246,000	1,744,314
Gamesa Corporacion Tecnologica SA	404,248	5,061,763
Legrand SA	404,904	30,342,753
OSRAM Licht AG	30,492	2,612,740
Prysmian SpA	210,786	7,019,847
Schneider Electric SA	1,140,931	98,052,123
Vestas Wind Systems A/S	26,988	1,727,239
		204,218,556
Industrial Conglomerates - 0.2%
Bidvest Group Ltd.	81,349	1,135,031
CK Hutchison Holdings Ltd.	820,100	10,321,931
DCC PLC (United Kingdom)	89,600	8,670,074
Siemens AG	107,100	14,558,850
Toshiba Corp. (a)(b)	530,000	1,306,429
		35,992,315
Machinery - 1.6%
Aalberts Industries NV	45,337	2,314,985
Alfa Laval AB	620,193	14,654,750
Andritz AG	7,010	392,611
Atlas Copco AB:
(A Shares)	298,159	12,808,340
(B Shares)	118,196	4,540,922
Bodycote PLC	75,821	889,025
CNH Industrial NV	127,891	1,656,178
Eicher Motors Ltd.	5,665	2,630,377
Fanuc Corp.	98,200	24,560,207
Fuji Machine Manufacturing Co. Ltd.	30,800	602,506
GEA Group AG	687,818	33,185,006
Glory Ltd.	81,100	2,895,395
Hino Motors Ltd.	167,100	2,064,003
Hoshizaki Corp.	16,600	1,582,359
IHI Corp.	24,700	770,566
IMI PLC	1,259,446	21,393,131
Interpump Group SpA	58,747	1,936,884
Kawasaki Heavy Industries Ltd.	49,800	1,661,738
KION Group AG	30,177	2,456,085
Komatsu Ltd.	631,100	19,781,632
Kone Oyj (B Shares)	98,710	5,080,249
Kubota Corp.	1,024,000	19,492,273
Minebea Mitsumi, Inc.	242,000	4,826,541
Mitsubishi Heavy Industries Ltd.	165,940	6,173,109
Nabtesco Corp.	79,100	3,110,530
Nordson Corp.	114,445	14,690,160
NSK Ltd.	103,400	1,577,391
Sandvik AB	240,033	4,120,529
Schindler Holding AG (participation certificate)	99,227	22,412,442
SMC Corp.	10,100	4,113,392
Sodick Co. Ltd.	48,000	639,191
Spirax-Sarco Engineering PLC	287,179	22,390,158
Sumitomo Heavy Industries Ltd.	47,800	1,966,774
Takuma Co. Ltd.	86,100	1,255,119
THK Co. Ltd.	84,700	3,132,810
VAT Group AG	3,936	531,335
Wartsila Corp.	69,455	4,588,119
WashTec AG	8,956	819,425
		273,696,247
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	6,812	12,222,840
Professional Services - 0.8%
Adecco SA (Reg.)	42,668	3,226,937
en-japan, Inc.	18,600	841,721
Experian PLC	812,959	16,915,460
Funai Soken Holdings, Inc.	13,200	440,203
Hays PLC	909,584	2,265,884
Intertek Group PLC	269,217	19,041,858
McMillan Shakespeare Ltd.	31,748	427,453
Nihon M&A Center, Inc.	109,900	5,513,164
Pagegroup PLC	106,083	675,728
Randstad Holding NV	50,604	3,116,373
Recruit Holdings Co. Ltd.	225,100	5,303,937
RELX NV	1,792,590	41,040,378
RELX PLC	92,916	2,171,398
SGS SA (Reg.)	7,977	19,720,522
TechnoPro Holdings, Inc.	56,600	2,844,937
Temp Holdings Co., Ltd.	71,400	1,671,658
Wolters Kluwer NV	207,316	10,740,136
		135,957,747
Road & Rail - 0.6%
Canadian National Railway Co.	180,404	14,082,461
Canadian Pacific Railway Ltd.	125,568	21,976,712
DSV de Sammensluttede Vognmaend A/S	208,706	16,060,726
East Japan Railway Co.	472,400	45,772,950
Globaltrans Investment PLC GDR (Reg. S)	106,690	981,548
Hankyu Hanshin Holdings, Inc.	42,100	1,634,592
Keisei Electric Railway Co.	50,100	1,608,945
Nippon Express Co. Ltd.	29,400	1,873,523
Sankyu, Inc.	60,580	2,601,650
Seino Holdings Co. Ltd.	106,400	1,686,077
Tobu Railway Co. Ltd.	60,400	1,927,419
		110,206,603
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	45,500	2,364,635
Ashtead Group PLC	86,831	2,230,000
Brenntag AG	198,806	12,375,688
Bunzl PLC	984,840	28,169,634
Finning International, Inc.	61,315	1,469,013
Itochu Corp.	101,300	1,760,962
Kanematsu Corp.	115,000	1,386,543
Misumi Group, Inc.	412,600	12,094,850
Mitsubishi Corp.	287,600	7,233,333
Rexel SA	213,500	3,937,564
Toyota Tsusho Corp.	44,900	1,698,124
Wolseley PLC	26,960	1,943,356
		76,663,702
Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	193,487	4,320,389
Adani Ports & Special Economic Zone Ltd.	252,262	1,556,835
Aena Sme SA	35,379	7,038,662
Astm SpA	22,340	637,101
CCR SA	375,900	1,817,806
China Merchants Holdings International Co. Ltd.	3,778,582	9,748,651
Kamigumi Co. Ltd.	94,000	2,073,330
Malaysia Airports Holdings Bhd	2,562,000	5,168,480
		32,361,254

TOTAL INDUSTRIALS		1,252,934,645

INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.1%
Nokia Corp.	722,755	3,616,665
Telefonaktiebolaget LM Ericsson:
(B Shares)	1,233,591	7,766,356
(B Shares) sponsored ADR (b)	136,900	855,625
		12,238,646
Electronic Equipment & Components - 1.0%
Azbil Corp.	17,100	742,208
China High Precision Automation Group Ltd. (a)(d)	1,073,000	1
Flextronics International Ltd. (a)	361,000	6,523,270
Halma PLC	1,113,347	19,272,838
Hirose Electric Co. Ltd.	111,700	16,705,484
Hitachi Ltd.	6,109,200	45,774,312
Horiba Ltd.	7,600	475,153
Japan Aviation Electronics Industry Ltd.	93,000	1,684,966
Jenoptik AG	25,922	846,316
Keyence Corp.	35,300	20,540,654
Kyocera Corp.	49,400	3,491,042
LG Innotek Co. Ltd.	12,436	1,840,617
Lotes Co. Ltd.	118,000	666,145
Nippon Electric Glass Co. Ltd.	31,400	1,225,988
OMRON Corp.	412,400	24,442,436
Renishaw PLC	58,813	4,227,482
Samsung SDI Co. Ltd.	19,974	3,892,762
Shimadzu Corp.	19,000	454,906
Spectris PLC	366,979	12,427,412
Sunny Optical Technology Group Co. Ltd.	368,000	6,125,363
TDK Corp.	17,000	1,402,118
Topcon Corp.	76,700	1,715,757
Walsin Technology Corp.	215,702	804,617
Yageo Corp.	53,000	593,106
Yokogawa Electric Corp.	398,300	7,386,229
		183,261,182
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	108,351	19,186,795
Auto Trader Group PLC (c)	65,784	299,194
Baidu.com, Inc. sponsored ADR (a)	148,700	35,476,846
Just Eat Holding Ltd. (a)	711,653	7,685,080
mixi, Inc.	24,700	1,150,526
NAVER Corp.	13,704	10,078,462
Rightmove PLC	26,772	1,459,482
Scout24 Holding GmbH	96,105	4,044,794
Shopify, Inc. Class A (a)	27,724	2,904,450
SINA Corp. (a)	23,657	2,312,945
Tencent Holdings Ltd.	332,200	17,009,021
Wix.com Ltd. (a)	19,965	1,096,079
		102,703,674
IT Services - 1.1%
Amadeus IT Holding SA Class A	1,011,886	72,950,345
Atos Origin SA	60,856	8,999,906
Bechtle AG	23,324	1,990,492
Cognizant Technology Solutions Corp. Class A	259,410	18,750,155
Computershare Ltd.	31,302	389,957
EPAM Systems, Inc. (a)	93,445	9,479,061
Fujitsu Ltd.	761,000	5,701,647
IT Holdings Corp.	56,100	1,915,834
MasterCard, Inc. Class A	64,478	9,702,005
Nomura Research Institute Ltd.	905,800	41,155,949
NTT Data Corp.	174,200	2,055,064
OBIC Co. Ltd.	201,100	13,973,797
Otsuka Corp.	32,700	2,447,328
Reply SpA	9,955	572,778
SCSK Corp.	46,400	2,035,442
Wirecard AG	35,203	3,752,597
		195,872,357
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	161,840	13,936,042
ASM International NV (Netherlands)	38,073	2,631,523
Broadcom Ltd.	24,828	6,900,694
Global Unichip Corp.	169,000	1,587,277
Infineon Technologies AG	1,860,153	51,403,030
MediaTek, Inc.	818,000	8,881,532
Mellanox Technologies Ltd. (a)(b)	118,691	7,014,638
Nanya Technology Corp.	469,000	1,215,261
NVIDIA Corp.	13,217	2,652,784
Renesas Electronics Corp. (a)	223,500	2,752,658
ROHM Co. Ltd.	63,500	6,544,355
Screen Holdings Co. Ltd.	16,000	1,440,760
Sino-American Silicon Products, Inc.	447,000	1,195,474
STMicroelectronics NV:
(France)	62,548	1,415,559
(Italy)	204,948	4,635,249
(NY Shares) unit	127,000	2,872,740
Taiwan Semiconductor Co. Ltd.	121,000	272,426
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,857,309	73,549,436
Texas Instruments, Inc.	215,245	20,941,186
Tokyo Electron Ltd.	38,400	7,144,279
Tower Semiconductor Ltd. (a)	18,802	683,181
Ulvac, Inc.	32,400	2,200,247
Winbond Electronics Corp.	2,570,000	2,448,027
Winbond Electronics Corp. rights 12/11/17	229,720	50,496
		224,368,854
Software - 1.3%
ANSYS, Inc. (a)	132,037	19,566,563
Cadence Design Systems, Inc. (a)	804,337	35,318,438
Check Point Software Technologies Ltd. (a)	293,978	30,658,966
Constellation Software, Inc.	7,038	4,122,370
Dassault Systemes SA	153,589	16,509,509
Konami Holdings Corp.	28,600	1,514,960
LINE Corp. ADR (a)(b)	41,263	1,767,294
Micro Focus International PLC	545,529	18,363,180
Netmarble Games Corp. (c)	17,236	2,677,812
Nexon Co. Ltd. (a)	13,200	381,674
Nintendo Co. Ltd.	43,400	17,697,800
Oracle Corp. Japan	20,600	1,836,191
Playtech Ltd.	174,824	1,988,393
Sage Group PLC	68,732	719,922
SAP SE	539,832	61,029,259
Square Enix Holdings Co. Ltd.	166,300	7,592,790
Trend Micro, Inc.	28,800	1,634,805
Ubisoft Entertainment SA (a)	30,484	2,337,751
		225,717,677
Technology Hardware, Storage & Peripherals - 0.6%
Brother Industries Ltd.	115,900	2,882,145
Canon, Inc.	89,700	3,440,499
Canon, Inc. sponsored ADR (b)	67,453	2,588,172
Eizo Corp.	5,300	227,139
Fujifilm Holdings Corp.	237,700	9,738,002
Konica Minolta, Inc.	269,000	2,642,306
Logitech International SA (Reg.)	81,919	2,852,905
NEC Corp.	85,400	2,286,403
Neopost SA	50,917	1,695,699
Ricoh Co. Ltd.	47,200	420,419
Samsung Electronics Co. Ltd.	32,895	76,810,491
Seiko Epson Corp.	62,300	1,517,182
		107,101,362

TOTAL INFORMATION TECHNOLOGY		1,051,263,752

MATERIALS - 3.2%
Chemicals - 2.3%
Akzo Nobel NV (b)	587,864	52,967,678
Arkema SA	162,608	19,896,341
Asahi Kasei Corp.	870,300	10,925,024
BASF AG	461,517	51,751,358
Covestro AG (c)	87,943	9,158,989
Croda International PLC	307,270	17,756,535
Denki Kagaku Kogyo KK	215,960	7,987,324
Dic Corp.	39,500	1,482,347
Frutarom Industries Ltd.	19,133	1,686,016
Givaudan SA	17,586	40,007,591
HEXPOL AB (B Shares)	136,279	1,318,679
Hitachi Chemical Co. Ltd.	113,400	2,999,716
Koninklijke DSM NV	29,483	2,764,559
Kuraray Co. Ltd.	560,300	10,823,531
Kureha Chemical Industry Co. Ltd.	7,600	501,745
Lanxess AG	88,200	6,699,827
Linde AG (a)	277,480	64,782,572
Mitsubishi Chemical Holdings Corp.	301,100	3,274,128
Nippon Paint Holdings Co. Ltd.	214,200	6,584,151
Nissan Chemical Industries Co. Ltd.	46,200	1,854,056
Nitto Denko Corp.	16,200	1,604,572
NOF Corp.	10,500	289,878
Orica Ltd.	989,350	12,721,854
PTT Global Chemical PCL (For. Reg.)	903,100	2,197,223
Sanyo Chemical Industries Ltd.	16,500	872,390
Shin-Etsu Chemical Co. Ltd.	76,400	8,050,300
Sika AG	2,242	17,320,661
Sumitomo Chemical Co. Ltd.	332,000	2,328,325
Symrise AG	411,926	35,011,960
Synthomer PLC	220,695	1,424,289
Taiyo Holdings Co. Ltd.	7,900	363,741
Taiyo Nippon Sanso Corp.	122,800	1,694,387
Teijin Ltd.	23,900	517,352
Toray Industries, Inc.	59,700	563,140
UPL Ltd. (a)	148,987	1,689,590
Victrex PLC	97,055	3,155,423
		405,027,252
Construction Materials - 0.0%
Conch Cement Co. Ltd. (H Shares)	895,500	4,299,693
Containers & Packaging - 0.1%
Huhtamaki Oyj	33,720	1,485,004
Smurfit Kappa Group PLC	487,639	15,560,854
		17,045,858
Metals & Mining - 0.7%
ArcelorMittal SA (Netherlands) (a)	542,780	16,386,903
BHP Billiton Ltd. sponsored ADR (b)	155,900	6,477,645
BHP Billiton PLC	635,332	11,555,302
BHP Billiton PLC ADR	242,355	8,814,451
BlueScope Steel Ltd.	293,142	3,017,781
Boliden AB	187,844	5,939,864
Glencore Xstrata PLC	4,319,372	19,837,797
Hindustan Zinc Ltd.	328,492	1,525,050
HudBay Minerals, Inc.	156,850	1,139,158
JFE Holdings, Inc.	121,100	2,874,296
Kobe Steel Ltd. (a)	287,100	2,726,338
Lundin Mining Corp.	180,333	1,051,121
Mitsui Mining & Smelting Co. Ltd.	45,633	2,603,718
Nippon Steel & Sumitomo Metal Corp.	120,600	2,946,240
Rio Tinto PLC	337,022	15,956,168
Rio Tinto PLC sponsored ADR (b)	80,737	3,867,302
Salzgitter AG	11,761	605,646
South32 Ltd.	2,978,489	7,344,549
Vale SA	356,300	3,824,828
Vale SA sponsored ADR	107,481	1,150,047
		119,644,204
Paper & Forest Products - 0.1%
Hokuetsu Kishu Paper Co. Ltd.	151,700	852,819
Nippon Paper Industries Co. Ltd.	70,100	1,347,128
Oji Holdings Corp.	459,000	2,807,489
Portucel Industrial Empresa Produtora de Celulosa SA	168,877	840,606
Stora Enso Oyj (R Shares)	267,838	4,099,693
UPM-Kymmene Corp.	113,792	3,425,301
		13,373,036

TOTAL MATERIALS		559,390,043

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.1%
British Land Co. PLC	1,040,900	8,854,516
Link (REIT)	224,000	1,997,606
Segro PLC	499,901	3,708,223
Westfield Corp. unit	2,289,367	14,511,455
		29,071,800
Real Estate Management & Development - 0.9%
Cheung Kong Property Holdings Ltd.	1,522,100	12,813,848
China Overseas Land and Investment Ltd.	1,848,000	5,868,056
Deutsche Wohnen AG (Bearer)	657,513	29,065,944
Fabege AB	75,568	1,571,672
Grand City Properties SA	595,217	13,602,375
Hufvudstaden AB Series A	78,888	1,236,431
LEG Immobilien AG	276,787	29,422,798
Mitsui Fudosan Co. Ltd.	118,400	2,685,085
Nexity	23,977	1,468,598
Open House Co. Ltd.	12,100	597,286
Savills PLC	191,554	2,433,846
Sun Hung Kai Properties Ltd.	184,000	3,006,139
TAG Immobilien AG	369,468	6,765,697
Vonovia SE	890,062	41,893,827
Wheelock and Co. Ltd.	132,000	905,898
		153,337,500

TOTAL REAL ESTATE		182,409,300

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.3%
Bharti Infratel Ltd.	238,014	1,416,126
Cellnex Telecom Sau (c)	444,663	10,945,100
Com Hem Holding AB	333,469	4,987,525
Inmarsat PLC	1,129,600	7,377,123
Nippon Telegraph & Telephone Corp.	184,000	9,605,540
Nippon Telegraph & Telephone Corp. sponsored ADR	53,943	2,808,273
TDC A/S	1,754,000	10,675,863
		47,815,550
Wireless Telecommunication Services - 1.5%
Advanced Info Service PCL (For. Reg.)	1,412,700	7,544,257
China Mobile Ltd.	5,035,917	51,229,021
KDDI Corp.	3,321,100	94,770,804
Orange Belgium	16,244	351,403
Rogers Communications, Inc. Class B (non-vtg.)	158,200	8,210,729
SK Telecom Co. Ltd.	140,507	34,228,225
SoftBank Corp.	288,400	24,482,097
Vodafone Group PLC	12,785,163	38,765,652
		259,582,188

TOTAL TELECOMMUNICATION SERVICES		307,397,738

UTILITIES - 1.1%
Electric Utilities - 0.4%
CLP Holdings Ltd.	1,080,500	11,019,228
DONG Energy A/S (c)	109,101	6,347,403
Enel SpA	3,996,039	25,962,316
Kansai Electric Power Co., Inc.	195,700	2,593,448
Red Electrica Corporacion SA	52,806	1,194,194
Scottish & Southern Energy PLC	1,138,392	21,076,595
Shikoku Electric Power Co., Inc.	65,300	879,427
Tokyo Electric Power Co., Inc. (a)	1,067,900	4,303,670
		73,376,281
Gas Utilities - 0.2%
APA Group unit	1,213,373	8,572,208
China Resource Gas Group Ltd.	2,466,000	9,519,651
Gas Natural SDG SA	155,374	3,473,059
Infraestructura Energetica Nova S.A.B. de CV	278,100	1,519,651
Rubis	33,952	2,414,983
Tokyo Gas Co. Ltd.	112,800	2,654,947
		28,154,499
Independent Power and Renewable Electricity Producers - 0.0%
ENGIE Brasil Energia SA	104,100	1,126,720
Multi-Utilities - 0.5%
E.ON AG	619,029	7,170,795
ENGIE	1,990,295	34,835,390
National Grid PLC	1,068,047	12,783,177
RWE AG	139,508	3,196,451
Veolia Environnement SA	812,021	20,543,127
		78,528,940
Water Utilities - 0.0%
Guangdong Investment Ltd.	5,274,400	7,090,927

TOTAL UTILITIES		188,277,367

TOTAL COMMON STOCKS
(Cost $5,509,169,196)		7,327,730,799

Nonconvertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Porsche Automobil Holding SE (Germany)	57,217	4,787,608
Volkswagen AG	415,078	87,989,698
		92,777,306
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Ambev SA sponsored ADR	989,711	6,126,311
Household Products - 0.2%
Henkel AG & Co. KGaA	284,242	38,568,371

TOTAL CONSUMER STAPLES		44,694,682

FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	1,053,370	13,280,356
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Grifols SA Class B	18,822	425,061
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Embraer SA sponsored ADR	385,700	7,382,298
Rolls-Royce Holdings PLC Series C (a)	11,142,580	15,069
		7,397,367
MATERIALS - 0.0%
Chemicals - 0.0%
Fuchs Petrolub AG	57,214	3,006,569
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $124,287,767)		161,581,341

Equity Funds - 52.4%
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	18,816	577,649
Europe Stock Funds - 5.1%
iShares Europe ETF (b)	1,640,352	77,162,158
iShares MSCI EMU Index ETF (b)	5,986,980	261,750,766
iShares MSCI Italy Capped ETF (b)	3,509,952	108,843,612
iShares MSCI Spain Capped ETF (b)	4,229,757	142,289,025
Vanguard FTSE Europe ETF	687,403	40,261,194
WisdomTree Europe Hedged Equity ETF (b)	4,093,440	264,436,224
WisdomTree Europe SmallCap Dividend Fund ETF	26,837	1,846,922

TOTAL EUROPE STOCK FUNDS		896,589,901

Foreign Large Blend Funds - 18.1%
Artisan International Value Fund Investor Class	18,584,949	707,343,150
Dodge & Cox International Stock Fund	64	2,962
Harbor International Fund Institutional Class	6,889,609	486,199,731
Janus Henderson International Opportunities Fund	14,517,936	439,022,396
Litman Gregory Masters International Fund Investor Class	64,105	1,124,404
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	41,614,918	738,664,796
Oakmark International Fund Investor Class	26,857,276	776,175,280
T. Rowe Price Overseas Stock Fund I Class	630,959	7,174,005

TOTAL FOREIGN LARGE BLEND FUNDS		3,155,706,724

Foreign Large Growth Funds - 17.2%
American Funds EuroPacific Growth Fund Class F-1	859,804	48,897,044
Fidelity Diversified International Fund (e)	18,380,522	766,283,975
Fidelity International Discovery Fund (e)	26,044,645	1,231,130,361
Fidelity Overseas Fund (e)	10,411,628	525,683,109
JOHCM International Select Fund Class II Shares	9,085,747	203,884,169
Oppenheimer International Growth Fund Class I	5,417,532	236,312,764

TOTAL FOREIGN LARGE GROWTH FUNDS		3,012,191,422

Foreign Large Value Funds - 1.7%
Pear Tree Polaris Foreign Value Fund Institutional Shares	13,728,332	300,787,752
Foreign Small Mid Blend Funds - 1.5%
Franklin International Small Cap Growth Fund Class A	112,495	2,452,395
iShares MSCI EAFE Small-Cap ETF	4,005,605	254,836,590
Victory Trivalent International Small-Cap Fund Class A	544,850	7,883,981

TOTAL FOREIGN SMALL MID BLEND FUNDS		265,172,966

Foreign Small Mid Growth Funds - 0.1%
Fidelity International Small Cap Opportunities Fund (e)	402,456	7,755,319
Oberweis International Opportunities Fund	141,088	3,946,234
Wasatch International Growth Fund Investor Class	72	2,484

TOTAL FOREIGN SMALL MID GROWTH FUNDS		11,704,037

Foreign Small Mid Value Funds - 0.1%
Brandes International Small Cap Equity Fund Class A	167,127	2,371,531
Transamerica International Small Cap Value Fund	541,613	7,620,489

TOTAL FOREIGN SMALL MID VALUE FUNDS		9,992,020

Sector Funds - 0.3%
SPDR Dow Jones International Real Estate ETF (b)	862,850	34,004,919
Victory Global Natural Resources Fund Class A (a)	68	1,545
Voya International Real Estate Fund Class A	2,075,861	18,143,028

TOTAL SECTOR FUNDS		52,149,492

Other - 8.3%
Fidelity Advisor Japan Fund Class I (e)	3,328,793	52,128,894
Fidelity Japan Smaller Companies Fund (e)	5,795,633	113,536,455
iShares MSCI Australia ETF (b)	8,510,587	193,786,066
iShares MSCI Japan ETF (b)	16,675,948	999,056,045
Matthews Japan Fund Investor Class	153	3,808
WisdomTree Japan Hedged Equity ETF (b)	1,571,820	92,124,370
WisdomTree Japan SmallCap Dividend ETF (b)	23,975	1,905,054

TOTAL OTHER		1,452,540,692

TOTAL EQUITY FUNDS
(Cost $6,434,047,064)		9,157,412,655
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.02% to 1.27% 12/7/17 to 3/1/18 (f)
(Cost $22,021,852)	22,060,000	22,021,553
	Shares	Value

Money Market Funds - 6.3%
Fidelity Securities Lending Cash Central Fund 1.13% (g)(h)	300,407,652	300,437,693
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (i)	806,130,004	806,130,004
TOTAL MONEY MARKET FUNDS
(Cost $1,106,567,697)		1,106,567,697
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $13,196,093,576)		17,775,314,045
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(275,441,513)
NET ASSETS - 100%		$17,499,872,532

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	3,444	Dec. 2017	$393,993,600	$62,150,252	$62,150,252
ICE E-mini MSCI EAFE Index Contracts (United States)	2,355	Dec. 2017	237,760,800	4,199,309	4,199,309
TOTAL FUTURES CONTRACTS					$66,349,561

The notional amount of futures purchased as a percentage of Net Assets is 3.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,904,016 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $22,021,553.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$761,600
Total	$761,600

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Japan Fund Class I	$--	$--	$7,120,248	$--	$1,699,375	$19,604,296	$52,128,894
Fidelity Canada Fund	6,996,592	--	7,465,281	--	2,130,972	(1,662,283)	--
Fidelity Diversified International Fund	709,910,798	--	76,427,501	--	15,091,759	117,708,919	766,283,975
Fidelity International Discovery Fund	1,071,017,829	--	90,912,999	--	15,976,923	235,048,608	1,231,130,361
Fidelity International Small Cap Opportunities Fund	3,126,908	3,474,772	--	--	--	1,153,639	7,755,319
Fidelity Japan Fund	51,222,399	--	2,370,620	--	489,405	(11,395,713)	--
Fidelity Japan Smaller Companies Fund	90,411,879	--	--	--	--	23,124,576	113,536,455
Fidelity Overseas Fund	477,768,614	--	52,699,251	--	8,277,619	92,336,127	525,683,109
Total	$2,410,455,019	$3,474,772	$236,995,900	$--	$43,666,053	$475,918,169	$2,696,518,113

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$739,049,495	$427,259,659	$311,789,836	$--
Consumer Staples	932,795,690	270,661,150	662,134,540	--
Energy	338,824,788	119,374,549	219,450,239	--
Financials	1,261,571,291	794,885,171	466,686,120	--
Health Care	664,994,095	91,745,455	573,248,640	--
Industrials	1,260,332,012	687,826,399	572,505,613	--
Information Technology	1,051,263,752	633,966,662	417,297,089	1
Materials	562,396,612	404,259,649	158,136,963	--
Real Estate	182,409,300	179,126,929	3,282,371	--
Telecommunication Services	307,397,738	54,316,399	253,081,339	--
Utilities	188,277,367	144,712,764	43,564,603	--
Equity Funds	9,157,412,655	9,157,412,655	--	--
Other Short-Term Investments	22,021,553	--	22,021,553	--
Money Market Funds	1,106,567,697	1,106,567,697	--	--
Total Investments in Securities:	$17,775,314,045	$14,072,115,138	$3,703,198,906	$1
Derivative Instruments:
Assets
Futures Contracts	$66,349,561	$66,349,561	$--	$--
Total Assets	$66,349,561	$66,349,561	$--	$--
Total Derivative Instruments:	$66,349,561	$66,349,561	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,018,203,668
Level 2 to Level 1	$365,528,802

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® International II Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

November 30, 2017

SIL-QTLY-0118
1.912843.107

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 14.4%
	Shares	Value
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.2%
Bridgestone Corp.	95,900	$4,382,634
Nokian Tyres PLC	40,288	1,758,429
Valeo SA	48,572	3,526,004
		9,667,067
Automobiles - 0.3%
Honda Motor Co. Ltd.	113,600	3,792,616
Isuzu Motors Ltd.	179,800	2,860,848
Mitsubishi Motors Corp. of Japan	447,000	3,151,335
Subaru Corp.	76,500	2,520,936
Suzuki Motor Corp.	51,600	2,792,928
		15,118,663
Hotels, Restaurants & Leisure - 0.2%
Accor SA	38,172	1,914,598
Carnival PLC	24,139	1,564,390
Compass Group PLC	101,629	2,060,271
Melco Crown Entertainment Ltd. sponsored ADR	120,300	3,141,033
		8,680,292
Household Durables - 0.3%
Panasonic Corp.	296,800	4,441,840
Sony Corp.	81,700	3,823,949
Techtronic Industries Co. Ltd.	546,500	3,159,283
		11,425,072
Media - 0.3%
Dentsu, Inc.	48,300	2,192,684
ProSiebenSat.1 Media AG	61,235	1,948,281
Telenet Group Holding NV (a)	28,652	2,001,508
Vivendi SA	210,313	5,598,520
WPP PLC	187,231	3,304,345
		15,045,338
Specialty Retail - 0.1%
Nitori Holdings Co. Ltd.	14,900	2,433,777
USS Co. Ltd.	70,400	1,489,825
		3,923,602
Textiles, Apparel & Luxury Goods - 0.1%
Kering SA	7,013	3,111,427
LVMH Moet Hennessy - Louis Vuitton SA	6,835	1,991,114
		5,102,541

TOTAL CONSUMER DISCRETIONARY		68,962,575

CONSUMER STAPLES - 1.8%
Beverages - 0.3%
Anheuser-Busch InBev SA NV	80,029	9,168,389
Asahi Group Holdings	34,000	1,727,601
Coca-Cola West Co. Ltd.	27,600	1,050,340
		11,946,330
Food & Staples Retailing - 0.1%
Seven & i Holdings Co. Ltd.	75,700	3,133,616
Food Products - 0.5%
Danone SA	37,842	3,195,716
Nestle SA (Reg. S)	190,725	16,316,442
WH Group Ltd. (b)	1,980,000	2,101,650
		21,613,808
Household Products - 0.1%
Essity AB Class B	127,701	3,708,553
Reckitt Benckiser Group PLC	36,436	3,198,260
		6,906,813
Personal Products - 0.5%
Kao Corp.	60,300	3,997,902
Kose Corp.	13,200	2,028,546
Unilever NV (Certificaten Van Aandelen) (Bearer)	167,446	9,656,431
Unilever PLC	95,869	5,407,798
		21,090,677
Tobacco - 0.3%
British American Tobacco PLC (United Kingdom)	160,542	10,209,240
Imperial Tobacco Group PLC	114,956	4,764,271
		14,973,511

TOTAL CONSUMER STAPLES		79,664,755

ENERGY - 0.8%
Energy Equipment & Services - 0.1%
John Wood Group PLC	210,628	2,060,914
Oil, Gas & Consumable Fuels - 0.7%
BP PLC	1,324,198	8,819,468
Galp Energia SGPS SA Class B	110,567	2,086,556
Lundin Petroleum AB	171,426	3,944,194
Royal Dutch Shell PLC:
Class A (United Kingdom)	266,602	8,525,148
Class B (United Kingdom)	17,690	573,168
Statoil ASA	205,431	4,131,064
Total SA	61,271	3,463,339
		31,542,937

TOTAL ENERGY		33,603,851

FINANCIALS - 3.3%
Banks - 1.9%
Allied Irish Banks PLC	150,725	977,732
Australia & New Zealand Banking Group Ltd.	218,291	4,699,182
Bankinter SA	378,048	3,647,920
BOC Hong Kong (Holdings) Ltd.	812,500	4,109,236
CaixaBank SA	358,086	1,701,605
Commonwealth Bank of Australia	50,303	3,022,247
Danske Bank A/S	130,651	4,880,791
DBS Group Holdings Ltd.	176,300	3,193,689
Erste Group Bank AG	57,326	2,500,713
Intesa Sanpaolo SpA	1,759,859	5,929,503
KBC Groep NV	69,750	5,705,960
Lloyds Banking Group PLC	2,797,789	2,496,854
Mitsubishi UFJ Financial Group, Inc.	1,364,700	9,727,751
Nordea Bank AB	628,504	7,365,501
Societe Generale Series A	127,027	6,392,181
Standard Chartered PLC (United Kingdom) (a)	735,447	7,344,263
Swedbank AB (A Shares)	163,135	3,895,697
The Suruga Bank Ltd.	66,000	1,424,591
Unicaja Banco SA	910,000	1,375,572
United Overseas Bank Ltd.	137,103	2,663,576
		83,054,564
Capital Markets - 0.4%
Credit Suisse Group AG	493,165	8,368,851
Macquarie Group Ltd.	75,436	5,604,983
St. James's Place Capital PLC	110,702	1,817,520
		15,791,354
Consumer Finance - 0.0%
AEON Financial Service Co. Ltd.	53,900	1,200,175
Diversified Financial Services - 0.3%
Challenger Ltd.	299,167	3,165,796
ORIX Corp.	342,400	5,931,778
Standard Life PLC	626,947	3,647,593
Wendel SA	11,482	1,932,436
		14,677,603
Insurance - 0.7%
AIA Group Ltd.	465,400	3,771,992
Allianz SE	14,109	3,332,187
Insurance Australia Group Ltd.	604,597	3,278,964
Muenchener Rueckversicherungs AG	16,257	3,617,463
Prudential PLC	214,278	5,386,479
QBE Insurance Group Ltd.	383,451	3,080,250
Sampo Oyj (A Shares)	45,330	2,396,099
Sony Financial Holdings, Inc.	70,400	1,197,339
Zurich Insurance Group AG	25,246	7,627,051
		33,687,824

TOTAL FINANCIALS		148,411,520

HEALTH CARE - 1.6%
Biotechnology - 0.2%
CSL Ltd.	36,468	3,953,947
Grifols SA	97,101	2,832,730
Shire PLC	74,432	3,689,993
		10,476,670
Health Care Equipment & Supplies - 0.2%
Hoya Corp.	50,700	2,479,093
Koninklijke Philips Electronics NV	70,652	2,739,294
Olympus Corp.	79,800	3,288,567
		8,506,954
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG & Co. KGaA	25,105	2,503,187
Fresenius SE & Co. KGaA	33,455	2,413,479
		4,916,666
Life Sciences Tools & Services - 0.1%
Lonza Group AG	8,136	2,126,318
Pharmaceuticals - 1.0%
AstraZeneca PLC (United Kingdom)	111,165	7,174,407
Bayer AG	16,698	2,131,386
Chugai Pharmaceutical Co. Ltd.	47,800	2,471,278
Ipsen SA	16,996	2,071,500
Novartis AG	132,602	11,376,806
Roche Holding AG (participation certificate)	45,069	11,389,617
Sanofi SA	44,176	4,029,718
Santen Pharmaceutical Co. Ltd.	67,400	1,027,353
Shionogi & Co. Ltd.	27,400	1,527,200
Takeda Pharmaceutical Co. Ltd.	45,600	2,515,573
		45,714,838

TOTAL HEALTH CARE		71,741,446

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.2%
BAE Systems PLC	499,320	3,718,356
Leonardo SpA	198,975	2,377,773
Rolls-Royce Holdings PLC	239,183	2,772,147
		8,868,276
Air Freight & Logistics - 0.2%
Deutsche Post AG	144,710	6,888,291
Building Products - 0.3%
Asahi Glass Co. Ltd.	47,400	1,984,710
Compagnie de St. Gobain	74,445	4,241,230
Daikin Industries Ltd.	27,400	3,165,451
Toto Ltd.	34,700	1,936,705
		11,328,096
Commercial Services & Supplies - 0.0%
Edenred SA	52,566	1,504,103
Construction & Engineering - 0.2%
Eiffage SA	17,982	1,973,150
Taisei Corp.	40,200	2,117,354
VINCI SA	50,645	5,174,453
		9,264,957
Electrical Equipment - 0.2%
ABB Ltd. (Reg.)	101,337	2,601,792
Nidec Corp.	22,100	3,019,111
Schneider Electric SA	56,847	4,885,457
		10,506,360
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd.	335,448	4,222,011
Machinery - 0.5%
Alfa Laval AB	164,186	3,879,606
Alstom SA	63,188	2,608,266
CNH Industrial NV	151,536	1,962,379
Fanuc Corp.	9,300	2,325,967
Komatsu Ltd.	101,600	3,184,620
Minebea Mitsumi, Inc.	72,300	1,441,979
Mitsubishi Heavy Industries Ltd.	44,600	1,659,158
SMC Corp.	5,000	2,036,333
Sumitomo Heavy Industries Ltd.	51,400	2,114,899
Wartsila Corp.	39,424	2,604,305
		23,817,512
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	1,506	2,702,231
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	45,036	1,156,618
Bunzl PLC	50,243	1,437,114
Itochu Corp.	198,600	3,452,390
Wolseley PLC	36,856	2,656,688
		8,702,810
Transportation Infrastructure - 0.0%
Kamigumi Co. Ltd.	73,500	1,621,167

TOTAL INDUSTRIALS		89,425,814

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.2%
Alps Electric Co. Ltd.	9,800	314,941
Hitachi Ltd.	446,000	3,341,738
Keyence Corp.	7,100	4,131,406
TDK Corp.	25,500	2,103,178
		9,891,263
IT Services - 0.3%
Amadeus IT Holding SA Class A	65,591	4,728,681
Capgemini SA	25,731	2,967,078
Fujitsu Ltd.	256,000	1,918,031
OBIC Co. Ltd.	21,800	1,514,812
Otsuka Corp.	17,700	1,324,701
		12,453,303
Semiconductors & Semiconductor Equipment - 0.2%
ASM Pacific Technology Ltd.	102,400	1,471,070
ASML Holding NV (Netherlands)	13,036	2,287,580
Renesas Electronics Corp. (a)	164,800	2,029,701
Tokyo Electron Ltd.	12,500	2,325,612
		8,113,963
Software - 0.4%
Micro Focus International PLC	58,798	1,979,213
Nintendo Co. Ltd.	2,900	1,182,572
Oracle Corp. Japan	15,200	1,354,860
Playtech Ltd.	113,475	1,290,629
SAP SE	86,896	9,823,794
Trend Micro, Inc.	29,100	1,651,834
		17,282,902

TOTAL INFORMATION TECHNOLOGY		47,741,431

MATERIALS - 1.1%
Chemicals - 0.7%
Arkema SA	14,185	1,735,644
BASF AG	38,623	4,330,919
Croda International PLC	28,473	1,645,399
Incitec Pivot Ltd.	701,612	2,117,490
Johnson Matthey PLC	31,464	1,289,748
JSR Corp.	94,100	1,809,686
K&S AG (c)	106,312	2,489,632
Linde AG (a)	16,293	3,803,887
Mitsui Chemicals, Inc.	41,700	1,353,751
Shin-Etsu Chemical Co. Ltd.	23,700	2,497,279
Sumitomo Chemical Co. Ltd.	314,000	2,202,091
Umicore SA	54,990	2,566,367
Yara International ASA	52,207	2,321,231
		30,163,124
Construction Materials - 0.1%
CRH PLC	122,578	4,233,487
James Hardie Industries PLC CDI	113,904	1,852,375
		6,085,862
Metals & Mining - 0.3%
BHP Billiton Ltd.	167,760	3,499,504
BHP Billiton PLC	277,768	5,051,994
Glencore Xstrata PLC	1,174,742	5,395,297
		13,946,795

TOTAL MATERIALS		50,195,781

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Aedas Homes SAU (b)	24,275	863,477
Mirvac Group unit	1,600,040	2,953,059
		3,816,536
Real Estate Management & Development - 0.3%
Daito Trust Construction Co. Ltd.	6,500	1,189,879
Henderson Land Development Co. Ltd.	434,600	2,837,922
Lendlease Group unit	182,904	2,199,743
Mitsui Fudosan Co. Ltd.	165,500	3,753,223
Sino Land Ltd.	1,240,000	2,244,976
Vonovia SE	41,995	1,976,639
		14,202,382

TOTAL REAL ESTATE		18,018,918

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
BT Group PLC	521,314	1,831,341
Deutsche Telekom AG	195,098	3,484,155
HKT Trust/HKT Ltd. unit	1,085,000	1,362,823
Iliad SA	6,310	1,476,184
Koninklijke KPN NV	781,083	2,863,479
Nippon Telegraph & Telephone Corp.	143,800	7,506,938
Spark New Zealand Ltd.	512,926	1,269,117
Telefonica Deutschland Holding AG	3,454	16,428
		19,810,465
Wireless Telecommunication Services - 0.2%
KDDI Corp.	154,300	4,403,100
SoftBank Corp.	48,200	4,091,668
		8,494,768

TOTAL TELECOMMUNICATION SERVICES		28,305,233

UTILITIES - 0.2%
Electric Utilities - 0.1%
Cheung Kong Infrastructure Holdings Ltd.	172,000	1,460,100
Fortum Corp.	224,497	4,724,230
Power Assets Holdings Ltd.	74,000	631,973
		6,816,303
Multi-Utilities - 0.1%
E.ON AG	332,592	3,852,726

TOTAL UTILITIES		10,669,029

TOTAL COMMON STOCKS
(Cost $550,436,613)		646,740,353

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	29,495	2,467,982
Volkswagen AG	17,161	3,637,849
		6,105,831
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC Series C (a)	11,002,418	14,880
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,109,513)		6,120,711

Equity Funds - 77.8%
Foreign Large Blend Funds - 10.1%
Fidelity Pacific Basin Fund (d)	4,274,805	154,320,459
Fidelity SAI International Minimum Volatility Index Fund (d)	27,028,271	296,229,847

TOTAL FOREIGN LARGE BLEND FUNDS		450,550,306

Foreign Large Growth Funds - 55.5%
Fidelity Advisor Overseas Fund Class I (d)	3,075,382	79,744,667
Fidelity Canada Fund (d)	34,327	1,863,621
Fidelity Diversified International Fund (d)	15,509,167	646,577,173
Fidelity International Capital Appreciation Fund (d)	21,064,697	450,363,224
Fidelity International Discovery Fund (d)	13,980,208	660,844,420
Fidelity Overseas Fund (d)	12,824,369	647,502,407

TOTAL FOREIGN LARGE GROWTH FUNDS		2,486,895,512

Foreign Large Value Funds - 5.8%
Fidelity International Value Fund (d)	28,688,316	261,924,327
Foreign Small Mid Growth Funds - 1.4%
Fidelity International Small Cap Opportunities Fund (d)	3,240,596	62,446,287
Sector Funds - 1.3%
Fidelity Advisor International Real Estate Fund Class I (d)	5,277,527	59,741,605
Other - 3.7%
Fidelity Advisor Japan Fund Class I (d)	7,693,005	120,472,464
Fidelity Japan Smaller Companies Fund (d)	2,204,677	43,189,627

TOTAL OTHER		163,662,091

TOTAL EQUITY FUNDS
(Cost $2,814,152,131)		3,485,220,128
	Principal Amount

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.27% 12/7/17 to 3/1/18 (e)
(Cost $11,048,424)	$11,061,000	11,048,151
	Shares

Money Market Funds - 7.3%
Fidelity Securities Lending Cash Central Fund 1.13% (f)(g)	1,040,817	1,040,921
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (h)	324,959,691	324,959,691
TOTAL MONEY MARKET FUNDS
(Cost $326,000,612)		326,000,612
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $3,705,747,293)		4,475,129,955
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,470,120
NET ASSETS - 100%		$4,479,600,075

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	1,026	Dec. 2017	$117,374,400	$18,515,145	$18,515,145
ICE E-mini MSCI EAFE Index Contracts (United States)	1,940	Dec. 2017	195,862,400	2,409,458	2,409,458
TOTAL FUTURES CONTRACTS					$20,924,603

The notional amount of futures purchased as a percentage of Net Assets is 7.0%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,965,127 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,048,151.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$152,718
Total	$152,718

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Class I	$18,115,777	$--	$21,396,587	$--	$8,898,690	$(5,617,880)	$--
Fidelity Advisor International Real Estate Fund Class I	--	1,446,208	--	1,127,116	--	8,375,095	59,741,605
Fidelity Advisor Japan Fund Class I	--	7,801,506	--	--	--	25,316,005	120,472,464
Fidelity Advisor Overseas Fund Class I	65,198,108	--	--	--	--	14,546,559	79,744,667
Fidelity Canada Fund	1,697,478	--	--	--	--	166,143	1,863,621
Fidelity Diversified International Fund	522,867,045	19,409,451	--	--	--	104,300,677	646,577,173
Fidelity International Capital Appreciation Fund	359,153,085	--	--	--	--	91,210,139	450,363,224
Fidelity International Discovery Fund	513,926,401	19,409,450	--	--	--	127,508,569	660,844,420
Fidelity International Real Estate Fund	51,157,685	--	--	--	--	(1,237,383)	--
Fidelity International Small Cap Opportunities Fund	60,885,998	--	13,000,000	--	2,373,148	12,187,141	62,446,287
Fidelity International Value Fund	226,637,698	--	--	--	--	35,286,629	261,924,327
Fidelity Japan Fund	86,941,858	3,154,222	--	--	--	(2,741,127)	--
Fidelity Japan Smaller Companies Fund	34,392,965	--	--	--	--	8,796,662	43,189,627
Fidelity Overseas Fund	509,598,499	23,174,693	--	--	--	114,729,215	647,502,407
Fidelity Pacific Basin Fund	76,552,539	46,981,003	--	--	--	30,786,917	154,320,459
Fidelity SAI International Index Fund	53,648,980	--	60,545,257	--	9,830,257	(2,933,980)	--
Fidelity SAI International Minimum Volatility Index Fund	253,292,158	8,113,726	--	--	--	34,823,963	296,229,847
Total	$2,834,066,274	$129,490,259	$94,941,844	$1,127,116	$21,102,095	$595,503,344	$3,485,220,128

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$75,068,406	$32,376,904	$42,691,502	$--
Consumer Staples	79,664,755	10,574,474	69,090,281	--
Energy	33,603,851	8,091,664	25,512,187	--
Financials	148,411,520	95,322,226	53,089,294	--
Health Care	71,741,446	13,397,974	58,343,472	--
Industrials	89,440,694	41,286,954	48,153,740	--
Information Technology	47,741,431	12,436,671	35,304,760	--
Materials	50,195,781	25,217,070	24,978,711	--
Real Estate	18,018,918	13,075,816	4,943,102	--
Telecommunication Services	28,305,233	4,124,552	24,180,681	--
Utilities	10,669,029	6,816,303	3,852,726	--
Equity Funds	3,485,220,128	3,485,220,128	--	--
Other Short-Term Investments	11,048,151	--	11,048,151	--
Money Market Funds	326,000,612	326,000,612	--	--
Total Investments in Securities:	$4,475,129,955	$4,073,941,348	$401,188,607	$--
Derivative Instruments:
Assets
Futures Contracts	$20,924,603	$20,924,603	$--	$--
Total Assets	$20,924,603	$20,924,603	$--	$--
Total Derivative Instruments:	$20,924,603	$20,924,603	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$68,966,189
Level 2 to Level 1	$16,206,210

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

November 30, 2017

SSC-QTLY-0118
1.912893.107

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.1%
Ford Motor Co.:
6.375% 2/1/29	$2,670,000	$3,127,888
6.625% 10/1/28	770,000	935,657
General Motors Co.:
3.5% 10/2/18	3,180,000	3,216,903
6.25% 10/2/43	2,115,000	2,452,554
General Motors Financial Co., Inc.:
3.25% 5/15/18	1,670,000	1,680,333
3.5% 7/10/19	3,787,000	3,850,714
3.7% 5/9/23	11,800,000	12,024,141
3.95% 4/13/24	1,350,000	1,383,258
4.25% 5/15/23	1,875,000	1,957,024
4.375% 9/25/21	7,321,000	7,710,292
		38,338,764
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23	425,000	453,272
6.875% 8/15/18	650,000	671,986
President and Fellows of Harvard College:
3.15% 7/15/46	190,000	182,835
3.3% 7/15/56	190,000	184,018
University of Southern California 3.841% 10/1/47	705,000	744,257
		2,236,368
Hotels, Restaurants & Leisure - 0.0%
Marriott International, Inc. 3.125% 6/15/26	1,090,000	1,068,185
McDonald's Corp.:
1.875% 5/29/19	1,400,000	1,395,928
2.625% 1/15/22	680,000	683,321
2.75% 12/9/20	1,005,000	1,017,057
3.7% 1/30/26	3,139,000	3,262,704
4.7% 12/9/35	1,385,000	1,543,619
		8,970,814
Household Durables - 0.1%
D.R. Horton, Inc. 4% 2/15/20	19,700,000	20,278,963
Newell Brands, Inc. 4.2% 4/1/26	515,000	538,638
Toll Brothers Finance Corp.:
4.375% 4/15/23	5,000,000	5,181,250
4.875% 3/15/27	4,442,000	4,597,470
5.875% 2/15/22	12,000,000	13,140,000
		43,736,321
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. 2.8% 8/22/24 (a)	1,045,000	1,040,330
Media - 0.4%
21st Century Fox America, Inc.:
4.75% 9/15/44	2,795,000	2,933,381
4.95% 10/15/45	50,000	54,148
5.4% 10/1/43	965,000	1,108,417
6.15% 3/1/37	2,054,000	2,520,032
7.75% 12/1/45	1,484,000	2,186,858
CBS Corp. 4.3% 2/15/21	270,000	283,157
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	11,002,000	11,467,873
4.908% 7/23/25	7,565,000	7,990,759
5.375% 5/1/47	15,000,000	15,162,000
6.384% 10/23/35	2,535,000	2,915,684
6.484% 10/23/45	720,000	827,819
Comcast Corp.:
3% 2/1/24	725,000	730,564
3.6% 3/1/24	1,095,000	1,139,886
4.6% 8/15/45	2,615,000	2,841,279
5.7% 7/1/19	1,100,000	1,161,049
Discovery Communications LLC:
5% 9/20/37	255,000	256,537
5.625% 8/15/19	138,000	145,184
NBCUniversal, Inc. 5.15% 4/30/20	3,135,000	3,351,032
Scripps Networks Interactive, Inc.:
3.5% 6/15/22	1,105,000	1,118,519
3.95% 6/15/25	710,000	718,833
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	16,876,974
5.5% 9/1/41	2,591,000	2,700,280
5.875% 11/15/40	5,543,000	5,962,762
6.55% 5/1/37	6,351,000	7,271,320
6.75% 7/1/18	1,413,000	1,449,873
7.3% 7/1/38	6,393,000	7,874,115
8.25% 4/1/19	6,565,000	7,059,663
8.75% 2/14/19	1,400,000	1,504,939
Time Warner, Inc.:
3.55% 6/1/24	3,131,000	3,181,644
3.8% 2/15/27	575,000	573,229
4.7% 1/15/21	2,175,000	2,306,437
4.9% 6/15/42	7,000,000	7,200,776
6.2% 3/15/40	2,433,000	2,886,058
Viacom, Inc.:
3.875% 4/1/24	1,380,000	1,368,122
5.625% 9/15/19	775,000	812,463
5.85% 9/1/43	345,000	345,260
Walt Disney Co.:
1.85% 7/30/26	1,330,000	1,213,304
2.55% 2/15/22	335,000	336,084
2.75% 8/16/21	200,000	203,260
		130,039,574
Specialty Retail - 0.0%
Home Depot, Inc.:
2.625% 6/1/22	260,000	261,627
3.75% 2/15/24	4,151,000	4,370,616
4.875% 2/15/44	525,000	618,560
5.875% 12/16/36	300,000	398,321
Lowe's Companies, Inc. 4.25% 9/15/44	585,000	621,361
		6,270,485

TOTAL CONSUMER DISCRETIONARY		230,632,656

CONSUMER STAPLES - 0.3%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	10,553,000	10,631,567
3.3% 2/1/23	13,075,000	13,405,775
3.65% 2/1/26	12,330,000	12,647,939
4.7% 2/1/36	10,761,000	11,914,440
4.9% 2/1/46	13,451,000	15,158,330
Anheuser-Busch InBev Worldwide, Inc.:
3.75% 1/15/22	1,593,000	1,662,352
5.375% 1/15/20	4,375,000	4,659,694
Constellation Brands, Inc. 4.75% 11/15/24	5,595,000	6,114,073
PepsiCo, Inc.:
2.75% 3/5/22	900,000	912,887
3.1% 7/17/22	260,000	266,538
3.6% 3/1/24	2,352,000	2,469,411
4.5% 1/15/20	1,925,000	2,021,566
		81,864,572
Food & Staples Retailing - 0.0%
CVS Health Corp.:
3.5% 7/20/22	640,000	651,842
3.875% 7/20/25	2,348,000	2,401,368
5.125% 7/20/45	125,000	137,305
5.3% 12/5/43	265,000	297,781
Kroger Co. 2.3% 1/15/19	170,000	170,292
Wal-Mart Stores, Inc.:
5.25% 9/1/35	1,530,000	1,906,637
5.625% 4/1/40	525,000	696,094
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,632,000	2,678,714
		8,940,033
Food Products - 0.0%
General Mills, Inc. 5.65% 2/15/19	440,000	458,182
H.J. Heinz Co.:
3% 6/1/26	615,000	587,769
5% 7/15/35	190,000	206,457
5.2% 7/15/45	310,000	335,423
Kraft Foods Group, Inc. 5.375% 2/10/20	1,750,000	1,858,986
The J.M. Smucker Co. 3.5% 3/15/25	310,000	315,593
Tyson Foods, Inc. 3.95% 8/15/24	450,000	472,311
Unilever Capital Corp. 4.25% 2/10/21	375,000	396,707
		4,631,428
Household Products - 0.0%
Procter & Gamble Co. 3.1% 8/15/23	575,000	592,507
Tobacco - 0.1%
Altria Group, Inc.:
2.85% 8/9/22	1,570,000	1,578,001
4% 1/31/24	1,830,000	1,948,516
9.25% 8/6/19	449,000	500,789
Bat Capital Corp. 3.222% 8/15/24 (a)	3,195,000	3,184,357
Philip Morris International, Inc. 3.875% 8/21/42	2,075,000	2,041,590
Reynolds American, Inc.:
2.3% 6/12/18	2,234,000	2,238,499
4% 6/12/22	1,548,000	1,615,072
5.7% 8/15/35	1,287,000	1,514,075
6.15% 9/15/43	1,299,000	1,639,597
7.25% 6/15/37	2,443,000	3,370,264
		19,630,760

TOTAL CONSUMER STAPLES		115,659,300

ENERGY - 1.1%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,294,632
Halliburton Co.:
4.75% 8/1/43	570,000	597,284
6.7% 9/15/38	170,000	225,194
		2,117,110
Oil, Gas & Consumable Fuels - 1.1%
Amerada Hess Corp. 7.875% 10/1/29	3,089,000	3,827,406
Anadarko Finance Co. 7.5% 5/1/31	7,027,000	8,975,296
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,762,000	1,865,401
5.55% 3/15/26	4,166,000	4,630,967
6.6% 3/15/46	4,900,000	6,140,668
6.95% 7/1/24	975,000	1,151,094
Apache Corp.:
3.25% 4/15/22	270,000	272,213
6% 1/15/37	415,000	484,164
BP Capital Markets PLC 3.245% 5/6/22	2,960,000	3,040,121
Buckeye Partners LP 2.65% 11/15/18	125,000	125,478
Canadian Natural Resources Ltd. 5.85% 2/1/35	2,743,000	3,186,236
Cenovus Energy, Inc.:
4.25% 4/15/27 (a)	6,718,000	6,644,898
5.25% 6/15/37 (a)	605,000	612,879
Chesapeake Energy Corp.:
6.625% 8/15/20	28,840,000	30,137,800
8% 12/15/22 (a)	3,981,000	4,249,718
Chevron Corp.:
1.961% 3/3/20	650,000	648,643
2.355% 12/5/22	840,000	831,952
2.566% 5/16/23	4,322,000	4,307,714
4.95% 3/3/19	975,000	1,010,278
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	949,000	950,592
3.3% 6/1/20	4,641,000	4,716,090
4.5% 6/1/25	1,418,000	1,507,180
Concho Resources, Inc. 4.875% 10/1/47	185,000	196,072
Conoco, Inc. 6.95% 4/15/29	425,000	551,326
ConocoPhillips Co. 2.4% 12/15/22	2,350,000	2,320,603
DCP Midstream LLC:
4.75% 9/30/21 (a)	2,017,000	2,072,468
5.35% 3/15/20 (a)	2,258,000	2,337,030
5.85% 5/21/43 (a)(b)	7,892,000	7,339,560
DCP Midstream Operating LP:
2.5% 12/1/17	1,182,000	1,182,000
2.7% 4/1/19	1,070,000	1,063,313
3.875% 3/15/23	17,626,000	17,581,935
5.6% 4/1/44	3,773,000	3,688,108
Devon Energy Corp.:
5% 6/15/45	1,040,000	1,124,385
5.6% 7/15/41	475,000	545,733
Ecopetrol SA:
4.125% 1/16/25	270,000	273,618
5.875% 5/28/45	400,000	404,000
El Paso Corp. 6.5% 9/15/20	12,030,000	13,201,443
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,148,000	1,141,590
3.9% 5/15/24 (b)	1,210,000	1,214,125
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,133,057
Enbridge, Inc.:
4.25% 12/1/26	1,943,000	2,024,033
5.5% 12/1/46	2,242,000	2,583,495
Encana Corp. 6.5% 8/15/34	1,165,000	1,422,202
Enterprise Products Operating LP:
4.85% 3/15/44	2,250,000	2,388,988
6.5% 1/31/19	2,075,000	2,173,166
EOG Resources, Inc.:
3.9% 4/1/35	205,000	206,687
4.1% 2/1/21	285,000	298,348
Exxon Mobil Corp.:
2.397% 3/6/22	1,575,000	1,575,946
4.114% 3/1/46	855,000	917,255
Kinder Morgan Energy Partners LP:
4.15% 3/1/22	885,000	920,989
4.15% 2/1/24	300,000	310,920
Magellan Midstream Partners LP:
4.2% 10/3/47	570,000	562,676
4.25% 9/15/46	65,000	63,794
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	3,085,768
MPLX LP:
4.5% 7/15/23	1,235,000	1,306,980
5.2% 3/1/47	125,000	131,895
Nakilat, Inc. 6.067% 12/31/33 (a)	666,000	772,560
Noble Energy, Inc.:
4.15% 12/15/21	1,185,000	1,239,571
5.25% 11/15/43	295,000	317,467
6% 3/1/41	360,000	419,280
Occidental Petroleum Corp.:
2.6% 4/15/22	325,000	325,591
2.7% 2/15/23	1,655,000	1,657,883
3.125% 2/15/22	472,000	482,966
4.1% 2/1/21	670,000	702,518
ONEOK Partners LP:
3.375% 10/1/22	1,065,000	1,077,749
6.65% 10/1/36	400,000	482,529
ONEOK, Inc. 4.95% 7/13/47	515,000	518,816
Petro-Canada 6.8% 5/15/38	350,000	472,187
Petrobras Global Finance BV:
5.625% 5/20/43	8,280,000	7,420,950
7.25% 3/17/44	34,097,000	35,588,744
Petroleos Mexicanos:
4.25% 1/15/25	1,040,000	1,035,632
4.625% 9/21/23	7,965,000	8,223,863
4.875% 1/18/24	2,616,000	2,720,640
5.375% 3/13/22 (a)	2,525,000	2,699,225
6.375% 2/4/21	2,660,000	2,906,050
6.375% 1/23/45	11,698,000	11,931,960
6.5% 3/13/27 (a)	1,440,000	1,587,960
6.5% 3/13/27 (a)	5,780,000	6,373,895
6.5% 6/2/41	59,270,000	61,771,787
6.75% 9/21/47 (a)	6,150,000	6,503,010
Phillips 66 Co.:
4.3% 4/1/22	1,979,000	2,102,051
4.875% 11/15/44	305,000	336,553
Phillips 66 Partners LP 3.75% 3/1/28	420,000	416,123
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,550,000	10,614,048
Schlumberger Investment SA 3.65% 12/1/23	210,000	220,400
Shell International Finance BV:
2.125% 5/11/20	850,000	849,112
3.25% 5/11/25	1,465,000	1,492,704
4.3% 9/22/19	425,000	441,528
Spectra Energy Partners LP 4.75% 3/15/24	6,000,000	6,509,145
Sunoco Logistics Partner Operations LP 5.35% 5/15/45	850,000	832,675
The Williams Companies, Inc.:
3.7% 1/15/23	2,512,000	2,512,000
4.55% 6/24/24	12,246,000	12,689,918
Total Capital International SA 2.7% 1/25/23	1,375,000	1,381,679
Western Gas Partners LP:
4% 7/1/22	270,000	276,056
4.65% 7/1/26	1,249,000	1,296,277
5.375% 6/1/21	4,846,000	5,154,828
Williams Partners LP:
3.6% 3/15/22	660,000	675,423
3.75% 6/15/27	1,385,000	1,374,165
4% 11/15/21	812,000	841,735
4.125% 11/15/20	394,000	409,056
4.3% 3/4/24	2,607,000	2,732,106
4.9% 1/15/45	470,000	487,473
5.25% 3/15/20	150,000	159,028
XTO Energy, Inc. 5.5% 6/15/18	225,000	229,475
		378,926,687

TOTAL ENERGY		381,043,797

FINANCIALS - 2.5%
Banks - 1.5%
Abbey National Treasury Services PLC 2.35% 9/10/19	295,000	295,570
Bank of America Corp.:
3.3% 1/11/23	5,787,000	5,907,695
3.5% 4/19/26	5,358,000	5,444,597
3.875% 8/1/25	11,291,000	11,835,255
3.95% 4/21/25	14,478,000	14,883,992
4% 4/1/24	190,000	200,562
4% 1/22/25	44,875,000	46,345,231
4.1% 7/24/23	16,299,000	17,273,437
4.2% 8/26/24	2,028,000	2,129,675
4.244% 4/24/38 (b)	2,800,000	2,992,725
4.25% 10/22/26	3,838,000	4,026,635
5.49% 3/15/19	800,000	827,931
5.65% 5/1/18	1,325,000	1,345,472
5.875% 1/5/21	1,630,000	1,791,714
Barclays PLC:
2.75% 11/8/19	3,769,000	3,787,291
4.337% 1/10/28	3,205,000	3,308,742
4.375% 1/12/26	1,015,000	1,054,634
BNP Paribas SA 2.375% 5/21/20	495,000	495,984
CIT Group, Inc. 5% 8/1/23	7,000,000	7,533,400
Citigroup, Inc.:
2.7% 10/27/22	50,590,000	50,145,864
2.9% 12/8/21	2,470,000	2,484,054
3.2% 10/21/26	2,150,000	2,117,320
3.4% 5/1/26	1,045,000	1,046,864
3.7% 1/12/26	3,440,000	3,525,519
4.05% 7/30/22	1,159,000	1,207,905
4.125% 7/25/28	870,000	891,703
4.4% 6/10/25	5,137,000	5,395,318
4.45% 9/29/27	2,430,000	2,552,758
4.5% 1/14/22	2,773,000	2,958,944
4.6% 3/9/26	1,810,000	1,921,284
4.75% 5/18/46	10,000,000	10,727,446
5.5% 9/13/25	7,460,000	8,392,856
Citizens Bank NA 2.55% 5/13/21	1,705,000	1,699,584
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	3,115,000	3,224,901
4.3% 12/3/25	9,918,000	10,328,779
Commonwealth Bank of Australia 2.3% 3/12/20	600,000	599,764
Corporacion Andina de Fomento 2% 5/10/19	975,000	970,938
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	16,272,000	16,618,082
3.8% 9/15/22	10,230,000	10,563,526
3.8% 6/9/23	9,457,000	9,772,329
4.55% 4/17/26	2,315,000	2,475,241
Credit Suisse New York Branch 4.375% 8/5/20	650,000	681,627
Discover Bank:
2% 2/21/18	4,000,000	4,000,996
3.45% 7/27/26	435,000	426,736
7% 4/15/20	3,143,000	3,442,659
Export-Import Bank of Korea 5.125% 6/29/20	800,000	846,616
Fifth Third Bancorp:
4.5% 6/1/18	520,000	526,373
8.25% 3/1/38	603,000	907,476
HBOS PLC 6.75% 5/21/18 (a)	773,000	789,571
HSBC Holdings PLC:
4% 3/30/22	5,325,000	5,587,169
4.041% 3/13/28 (b)	855,000	888,251
4.25% 3/14/24	1,872,000	1,946,836
Huntington Bancshares, Inc. 7% 12/15/20	404,000	454,005
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	25,900,000	26,476,245
Japan Bank International Cooperation 2.25% 2/24/20	1,600,000	1,598,641
JPMorgan Chase & Co.:
2.2% 10/22/19	1,621,000	1,621,542
2.35% 1/28/19	1,528,000	1,533,598
2.95% 10/1/26	4,205,000	4,106,879
3.2% 1/25/23	5,035,000	5,124,212
3.2% 6/15/26	390,000	387,512
3.3% 4/1/26	735,000	736,687
3.54% 5/1/28 (b)	800,000	807,874
3.625% 5/13/24	2,830,000	2,932,439
3.875% 2/1/24	130,000	137,030
3.875% 9/10/24	11,110,000	11,571,590
4.125% 12/15/26	7,374,000	7,681,710
4.25% 10/15/20	1,747,000	1,833,429
4.26% 2/22/48 (b)	930,000	982,213
4.35% 8/15/21	4,947,000	5,256,326
4.625% 5/10/21	1,718,000	1,835,052
4.95% 3/25/20	4,618,000	4,890,754
Peoples United Bank 4% 7/15/24	300,000	306,441
PNC Bank NA 3.25% 6/1/25	2,010,000	2,032,571
PNC Financial Services Group, Inc.:
2.854% 11/9/22	275,000	276,846
3.9% 4/29/24	375,000	392,965
Rabobank Nederland 4.375% 8/4/25	7,713,000	8,122,175
Regions Bank 6.45% 6/26/37	2,533,000	3,166,486
Regions Financial Corp. 3.2% 2/8/21	3,096,000	3,152,905
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	21,274,000	22,593,353
6% 12/19/23	24,750,000	27,376,901
6.1% 6/10/23	26,988,000	29,783,792
6.125% 12/15/22	5,889,000	6,492,200
Santander UK Group Holdings PLC 2.875% 10/16/20	550,000	553,198
Societe Generale 4.25% 4/14/25 (a)	21,901,000	22,267,165
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	262,640
SunTrust Banks, Inc.:
2.7% 1/27/22	540,000	539,299
3.3% 5/15/26	1,240,000	1,222,969
Synchrony Bank 3% 6/15/22	5,477,000	5,435,674
U.S. Bancorp 2.625% 1/24/22	3,020,000	3,043,744
Wells Fargo & Co.:
2.1% 7/26/21	1,530,000	1,505,252
3% 2/19/25	3,725,000	3,694,160
4.125% 8/15/23	280,000	294,690
4.65% 11/4/44	1,760,000	1,885,970
		525,514,965
Capital Markets - 0.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,847,000	1,938,251
Credit Suisse AG 6% 2/15/18	2,345,000	2,364,181
Deutsche Bank AG:
4.25% 10/14/21	2,083,000	2,167,746
4.5% 4/1/25	9,996,000	10,139,969
Deutsche Bank AG New York Branch 3.3% 11/16/22	8,097,000	8,079,679
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	12,744,000	12,723,983
3.625% 1/22/23	2,410,000	2,480,131
3.75% 2/25/26	650,000	665,271
3.85% 7/8/24	1,900,000	1,969,563
4% 3/3/24	3,845,000	4,031,210
5.25% 7/27/21	2,497,000	2,715,160
5.75% 1/24/22	3,211,000	3,569,553
5.95% 1/18/18	1,219,000	1,225,205
6.15% 4/1/18	165,000	167,292
6.75% 10/1/37	38,243,000	50,430,305
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,768,000	1,790,867
3.75% 12/1/25	3,162,000	3,312,983
Lazard Group LLC 4.25% 11/14/20	2,944,000	3,083,262
Moody's Corp.:
3.25% 1/15/28 (a)	2,897,000	2,855,210
4.875% 2/15/24	2,720,000	2,986,642
Morgan Stanley:
2.375% 7/23/19	7,611,000	7,622,385
3.125% 7/27/26	38,526,000	37,807,037
3.7% 10/23/24	21,259,000	21,945,067
3.75% 2/25/23	3,725,000	3,856,574
3.875% 4/29/24	4,975,000	5,197,279
3.875% 1/27/26	165,000	170,961
4% 7/23/25	3,910,000	4,093,724
4.1% 5/22/23	2,000,000	2,088,319
5% 11/24/25	32,114,000	35,087,013
5.75% 1/25/21	4,996,000	5,468,633
Nomura Holdings, Inc. 2.75% 3/19/19	840,000	844,066
The Bank of New York Mellon Corp. 3.4% 5/15/24	750,000	775,596
UBS AG Stamford Branch 2.375% 8/14/19	495,000	496,345
		244,149,462
Consumer Finance - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,949,000	1,983,433
4.5% 5/15/21	1,455,000	1,527,587
5% 10/1/21	2,185,000	2,336,575
American Express Credit Corp. 2.2% 3/3/20	2,390,000	2,386,306
Capital One Bank U.S.A. NA 3.375% 2/15/23	1,035,000	1,046,275
Discover Financial Services:
3.85% 11/21/22	2,293,000	2,361,750
3.95% 11/6/24	2,567,000	2,629,627
4.1% 2/9/27	645,000	655,677
5.2% 4/27/22	1,093,000	1,181,836
Ford Motor Credit Co. LLC:
2.551% 10/5/18	200,000	200,918
2.943% 1/8/19	12,780,000	12,869,421
3.81% 1/9/24	3,125,000	3,189,586
HSBC Finance Corp. 6.676% 1/15/21	303,000	338,181
Synchrony Financial:
3% 8/15/19	1,335,000	1,347,678
3.75% 8/15/21	2,016,000	2,069,260
4.25% 8/15/24	2,029,000	2,112,353
		38,236,463
Diversified Financial Services - 0.1%
Arch Capital Finance LLC 4.011% 12/15/26	185,000	192,234
Berkshire Hathaway, Inc.:
2.75% 3/15/23	3,395,000	3,416,854
3.125% 3/15/26	1,015,000	1,022,154
4.5% 2/11/43	500,000	559,830
Brixmor Operating Partnership LP 4.125% 6/15/26	2,238,000	2,251,868
GE Capital International Funding Co.:
2.342% 11/15/20	3,179,000	3,169,082
3.373% 11/15/25	1,880,000	1,909,236
General Electric Capital Corp.:
3.45% 5/15/24	920,000	951,902
5.55% 5/4/20	1,096,000	1,176,527
Goldman Sachs Group, Inc. 4.75% 10/21/45	825,000	924,019
National Rural Utilities Cooperative Finance Corp. 2.3% 11/15/19	820,000	822,890
Voya Financial, Inc. 3.125% 7/15/24	3,436,000	3,405,185
		19,801,781
Insurance - 0.1%
ACE INA Holdings, Inc.:
2.7% 3/13/23	1,105,000	1,100,769
3.15% 3/15/25	1,615,000	1,624,487
AIA Group Ltd. 2.25% 3/11/19 (a)	776,000	772,047
American International Group, Inc.:
4.125% 2/15/24	2,820,000	2,975,012
4.5% 7/16/44	1,730,000	1,810,270
4.875% 6/1/22	3,898,000	4,224,642
Aon Corp. 5% 9/30/20	540,000	577,762
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.957% 5/16/46 (a)(b)(c)	2,630,000	2,610,275
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	4,954,000	5,423,698
5.5% 3/30/20	990,000	1,057,648
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	1,847,000	1,982,630
Lincoln National Corp. 6.3% 10/9/37	185,000	231,371
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,140,000	1,176,129
4.8% 7/15/21	1,026,000	1,100,836
MetLife, Inc.:
4.368% 9/15/23 (b)	910,000	982,160
7.717% 2/15/19	650,000	693,784
Pricoa Global Funding I 5.375% 5/15/45 (b)	5,278,000	5,673,850
Prudential Financial, Inc.:
4.5% 11/16/21	1,118,000	1,192,228
7.375% 6/15/19	438,000	471,715
The Chubb Corp. 6% 5/11/37	300,000	395,056
The Travelers Companies, Inc.:
4.6% 8/1/43	680,000	765,350
5.8% 5/15/18	1,025,000	1,043,347
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	1,102,000	1,113,504
Unum Group:
5.625% 9/15/20	3,216,000	3,475,254
5.75% 8/15/42	2,238,000	2,693,821
		45,167,645

TOTAL FINANCIALS		872,870,316

HEALTH CARE - 0.3%
Biotechnology - 0.1%
AbbVie, Inc.:
3.6% 5/14/25	2,330,000	2,380,337
4.7% 5/14/45	1,220,000	1,325,808
Amgen, Inc.:
3.45% 10/1/20	410,000	421,312
3.625% 5/22/24	4,455,000	4,624,156
4.4% 5/1/45	1,535,000	1,619,447
4.5% 3/15/20	1,500,000	1,571,194
Baxalta, Inc. 4% 6/23/25	1,495,000	1,536,120
Celgene Corp.:
3.625% 5/15/24	910,000	931,402
5% 8/15/45	660,000	725,670
Gilead Sciences, Inc.:
3.25% 9/1/22	195,000	200,454
4.4% 12/1/21	1,120,000	1,196,971
4.5% 4/1/21	1,295,000	1,376,114
4.5% 2/1/45	765,000	822,207
		18,731,192
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories:
2.55% 3/15/22	500,000	493,861
2.9% 11/30/21	1,915,000	1,925,913
Becton, Dickinson & Co.:
2.894% 6/6/22	1,050,000	1,042,447
3.734% 12/15/24	855,000	870,069
4.685% 12/15/44	175,000	185,291
Medtronic, Inc.:
1.375% 4/1/18	350,000	349,642
2.5% 3/15/20	90,000	90,714
3.625% 3/15/24	1,250,000	1,307,124
4.625% 3/15/45	1,364,000	1,553,989
Stryker Corp.:
3.375% 5/15/24	700,000	719,219
3.5% 3/15/26	675,000	694,125
Zimmer Biomet Holdings, Inc. 2.7% 4/1/20	465,000	465,400
		9,697,794
Health Care Providers & Services - 0.1%
Aetna, Inc. 2.75% 11/15/22	1,480,000	1,463,365
Ascension Health:
3.945% 11/15/46	465,000	478,871
4.847% 11/15/53	250,000	286,629
Cardinal Health, Inc.:
3.2% 6/15/22	405,000	407,608
4.625% 12/15/20	200,000	211,576
Childrens Hospital Corp. 4.115% 1/1/47	580,000	616,968
Cigna Corp.:
3.25% 4/15/25	1,080,000	1,078,469
4% 2/15/22	1,910,000	1,996,529
4.375% 12/15/20	305,000	320,209
5.125% 6/15/20	560,000	595,818
Coventry Health Care, Inc. 5.45% 6/15/21	2,329,000	2,525,974
Duke University Health System, Inc. 3.92% 6/1/47	635,000	651,853
Express Scripts Holding Co. 4.5% 2/25/26	1,020,000	1,075,935
Hackensack Meridian Health 4.5% 7/1/57	385,000	422,931
HCA Holdings, Inc.:
3.75% 3/15/19	3,362,000	3,404,025
4.75% 5/1/23	205,000	213,969
5.875% 3/15/22	250,000	270,938
6.5% 2/15/20	3,683,000	3,954,621
Kaiser Foundation Hospitals 4.15% 5/1/47	1,465,000	1,561,795
Laboratory Corp. of America Holdings:
3.25% 9/1/24	395,000	394,199
4.7% 2/1/45	980,000	1,030,318
McKesson Corp.:
4.75% 3/1/21	240,000	255,031
6% 3/1/41	535,000	644,429
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,091,002
Memorial Sloan-Kettring Cancer Center:
4.2% 7/1/55	140,000	148,665
5% 7/1/42	225,000	266,260
New York & Presbyterian Hospital:
4.024% 8/1/45	550,000	576,656
4.063% 8/1/56	540,000	551,758
NYU Hospitals Center:
4.368% 7/1/47	810,000	861,265
5.75% 7/1/43	185,000	237,522
Providence St. Joseph Health Obligated Group 2.746% 10/1/26	780,000	744,900
Quest Diagnostics, Inc.:
4.7% 3/30/45	100,000	104,139
5.75% 1/30/40	68,000	78,358
RWJ Barnabas Health, Inc. 3.949% 7/1/46	265,000	265,592
The Johns Hopkins Health System Corp. 3.837% 5/15/46	400,000	406,224
UnitedHealth Group, Inc.:
3.75% 10/15/47	575,000	572,496
4.2% 1/15/47	470,000	502,874
4.7% 2/15/21	240,000	255,984
6.875% 2/15/38	700,000	1,001,090
WellPoint, Inc.:
3.125% 5/15/22	2,620,000	2,640,670
3.3% 1/15/23	6,575,000	6,672,898
		40,840,413
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
3% 4/15/23	680,000	682,480
3.15% 1/15/23	365,000	369,893
		1,052,373
Pharmaceuticals - 0.1%
Actavis Funding SCS:
3.8% 3/15/25	1,015,000	1,021,482
3.85% 6/15/24	690,000	705,623
4.75% 3/15/45	1,060,000	1,107,488
GlaxoSmithKline Capital PLC 2.85% 5/8/22	710,000	719,674
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,425,000	1,441,513
Johnson & Johnson:
2.45% 3/1/26	570,000	554,720
3.625% 3/3/37	1,585,000	1,637,715
Merck & Co., Inc.:
2.4% 9/15/22	3,375,000	3,360,383
3.875% 1/15/21	1,800,000	1,885,318
Mylan N.V.:
2.5% 6/7/19	4,209,000	4,205,789
3.15% 6/15/21	6,494,000	6,529,896
3.95% 6/15/26	2,804,000	2,795,483
Mylan, Inc. 2.55% 3/28/19	150,000	150,287
Novartis Capital Corp.:
2.4% 9/21/22	4,695,000	4,670,070
4.4% 5/6/44	1,225,000	1,374,194
Perrigo Finance PLC 3.5% 12/15/21	400,000	406,699
Pfizer, Inc. 3% 12/15/26	552,000	554,739
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	3,260,000	3,189,877
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,911,000	3,593,858
2.8% 7/21/23	325,000	286,919
3.15% 10/1/26	3,333,000	2,780,019
Wyeth LLC 6.45% 2/1/24	3,905,000	4,724,917
Zoetis, Inc.:
3% 9/12/27	340,000	329,196
3.25% 2/1/23	5,975,000	6,074,377
		54,100,236

TOTAL HEALTH CARE		124,422,008

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
General Dynamics Corp. 2.25% 11/15/22	1,500,000	1,484,823
Lockheed Martin Corp.:
3.8% 3/1/45	735,000	722,693
4.25% 11/15/19	1,400,000	1,456,750
Northrop Grumman Corp. 4.75% 6/1/43	920,000	1,040,650
Rockwell Collins, Inc. 4.35% 4/15/47	595,000	634,297
The Boeing Co. 4.875% 2/15/20	650,000	688,561
United Technologies Corp. 2.8% 5/4/24	2,742,000	2,720,704
		8,748,478
Air Freight & Logistics - 0.0%
FedEx Corp. 3.3% 3/15/27	280,000	279,114
United Parcel Service, Inc.:
3.125% 1/15/21	370,000	379,950
5.125% 4/1/19	635,000	660,238
		1,319,302
Airlines - 0.0%
American Airelines 2014-1 Class A Pass-Through Trust Equipment Trust Certificate 3.7% 10/1/26	274,131	280,299
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	525,960	529,658
Continental Airlines, Inc.:
4.15% 4/11/24	856,367	899,186
6.545% 2/2/19	130,793	135,371
6.795% 8/2/18	4,002	4,067
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	135,598	154,622
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	68,129	68,810
8.36% 1/20/19	276,066	276,411
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 8/15/25	174,726	185,428
		2,533,852
Building Products - 0.0%
Fortune Brands Home & Security, Inc. 3% 6/15/20	425,000	430,104
Masco Corp. 4.45% 4/1/25	1,610,000	1,706,922
		2,137,026
Commercial Services & Supplies - 0.0%
Cintas Corp. No. 2 3.7% 4/1/27	1,135,000	1,183,366
Republic Services, Inc. 5.5% 9/15/19	325,000	342,945
Waste Management, Inc. 2.9% 9/15/22	375,000	379,016
WMX Technologies, Inc. 4.6% 3/1/21	345,000	367,448
		2,272,775
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	116,687
Fortive Corp. 3.15% 6/15/26	275,000	272,504
General Electric Capital Corp. 3.15% 9/7/22	1,386,000	1,412,696
		1,801,887
Industrial Conglomerates - 0.0%
Covidien International Finance SA 3.2% 6/15/22	865,000	885,260
General Electric Co. 2.7% 10/9/22	1,170,000	1,171,253
		2,056,513
Machinery - 0.0%
Caterpillar, Inc.:
2.6% 6/26/22	675,000	677,046
3.9% 5/27/21	1,730,000	1,818,663
John Deere Capital Corp.:
2.65% 6/24/24	615,000	609,648
2.8% 1/27/23	585,000	590,120
2.8% 3/6/23	2,460,000	2,478,522
Xylem, Inc.:
3.25% 11/1/26	225,000	222,960
4.875% 10/1/21	525,000	568,242
		6,965,201
Professional Services - 0.0%
Equifax, Inc. 3.3% 12/15/22	300,000	297,008
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp. 7.95% 8/15/30	1,580,000	2,251,437
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	999,919
Canadian National Railway Co. 2.85% 12/15/21	600,000	607,666
CSX Corp.:
3.4% 8/1/24	600,000	615,878
6.15% 5/1/37	1,500,000	1,936,810
Norfolk Southern Corp. 5.9% 6/15/19	2,337,000	2,466,218
Union Pacific Corp.:
3.6% 9/15/37	640,000	646,963
4% 2/1/21	943,000	988,191
4.3% 6/15/42	325,000	352,327
		10,865,409
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	1,941,000	1,941,743
3% 9/15/23	800,000	795,134
3.375% 6/1/21	2,750,000	2,812,943
3.75% 2/1/22	4,752,000	4,926,482
3.875% 4/1/21	2,900,000	3,015,460
4.25% 9/15/24	3,212,000	3,376,726
4.75% 3/1/20	3,227,000	3,387,557
		20,256,045
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	755,000	864,475

TOTAL INDUSTRIALS		60,117,971

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
1.85% 9/20/21	725,000	711,768
2.9% 3/4/21	150,000	152,866
3% 6/15/22	310,000	316,821
		1,181,455
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	725,000	734,315
IT Services - 0.0%
Fiserv, Inc. 3.85% 6/1/25	2,120,000	2,209,198
IBM Corp. 3.625% 2/12/24	4,140,000	4,336,063
MasterCard, Inc. 3.375% 4/1/24	1,220,000	1,269,805
Total System Services, Inc. 4.8% 4/1/26	315,000	341,450
		8,156,516
Software - 0.1%
CA Technologies, Inc. 3.6% 8/1/20	555,000	565,931
Microsoft Corp.:
1.85% 2/12/20	550,000	547,932
2.875% 2/6/24	3,890,000	3,932,625
3.7% 8/8/46	1,800,000	1,834,657
4.1% 2/6/37	1,380,000	1,513,317
Oracle Corp.:
1.9% 9/15/21	3,770,000	3,712,846
2.5% 10/15/22	1,855,000	1,851,917
2.65% 7/15/26	2,595,000	2,515,311
2.95% 5/15/25	785,000	787,292
4.125% 5/15/45	1,595,000	1,673,971
		18,935,799
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
2.4% 5/3/23	2,090,000	2,067,487
2.85% 5/6/21	885,000	900,475
2.85% 5/11/24	3,515,000	3,525,528
3.25% 2/23/26	2,145,000	2,182,044
3.35% 2/9/27	1,035,000	1,057,360
3.75% 9/12/47	40,000	39,674
Hewlett Packard Enterprise Co.:
2.85% 10/5/18	1,395,000	1,403,485
4.4% 10/15/22 (b)	5,700,000	5,986,204
HP, Inc. 4.3% 6/1/21	500,000	524,284
		17,686,541

TOTAL INFORMATION TECHNOLOGY		46,694,626

MATERIALS - 0.1%
Chemicals - 0.0%
Agrium, Inc.:
4.9% 6/1/43	825,000	905,744
5.25% 1/15/45	330,000	379,864
E.I. du Pont de Nemours & Co. 2.8% 2/15/23	1,195,000	1,199,124
Eastman Chemical Co. 4.65% 10/15/44	485,000	517,664
Ecolab, Inc. 4.35% 12/8/21	300,000	320,945
LYB International Finance II BV 3.5% 3/2/27	480,000	477,761
LyondellBasell Industries NV:
5.75% 4/15/24	1,730,000	1,960,810
6% 11/15/21	1,919,000	2,131,288
Monsanto Co. 4.7% 7/15/64	370,000	376,410
Praxair, Inc. 4.5% 8/15/19	220,000	229,081
Sherwin-Williams Co. 4.5% 6/1/47	210,000	220,949
The Dow Chemical Co.:
3% 11/15/22	650,000	654,565
4.125% 11/15/21	1,350,000	1,418,236
4.25% 11/15/20	2,524,000	2,643,751
		13,436,192
Containers & Packaging - 0.0%
International Paper Co.:
3.65% 6/15/24	2,805,000	2,905,637
4.75% 2/15/22	1,920,000	2,069,008
5% 9/15/35	405,000	450,769
5.15% 5/15/46	116,000	132,377
Rock-Tenn Co. 4.9% 3/1/22	185,000	200,257
		5,758,048
Metals & Mining - 0.1%
Anglo American Capital PLC:
4.125% 4/15/21 (a)	6,803,000	7,033,145
4.125% 9/27/22 (a)	1,333,000	1,376,429
Barrick North America Finance LLC 5.75% 5/1/43	330,000	405,344
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43	520,000	617,716
6.25% 10/19/75 (a)(b)	1,979,000	2,147,215
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	2,033,000	2,027,816
4.5% 8/1/47 (a)	1,715,000	1,790,323
Rio Tinto Finance (U.S.A.) Ltd. 3.75% 6/15/25	1,390,000	1,458,733
Southern Copper Corp. 5.875% 4/23/45	850,000	1,030,547
		17,887,268

TOTAL MATERIALS		37,081,508

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	801,000	805,134
4.6% 4/1/22	855,000	908,567
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	835,990
Boston Properties, Inc. 3.85% 2/1/23	1,175,000	1,229,041
Camden Property Trust:
2.95% 12/15/22	954,000	957,069
4.25% 1/15/24	2,838,000	2,982,315
Corporate Office Properties LP 5% 7/1/25	3,453,000	3,689,010
DDR Corp.:
3.625% 2/1/25	2,785,000	2,701,174
3.9% 8/15/24	904,000	900,240
4.25% 2/1/26	4,062,000	4,067,657
4.625% 7/15/22	5,099,000	5,348,903
Duke Realty LP:
3.25% 6/30/26	805,000	794,333
3.625% 4/15/23	1,382,000	1,417,310
3.875% 10/15/22	2,108,000	2,195,442
4.375% 6/15/22	1,237,000	1,313,810
Equity One, Inc. 3.75% 11/15/22	3,200,000	3,282,176
Federal Realty Investment Trust 5.9% 4/1/20	351,000	378,263
Government Properties Income Trust 3.75% 8/15/19	4,010,000	4,050,927
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,279,017
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,329,884
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,644,000	6,754,997
4.5% 1/15/25	2,793,000	2,781,199
4.5% 4/1/27	1,500,000	1,467,242
4.75% 1/15/28	7,569,000	7,480,156
4.95% 4/1/24	1,152,000	1,202,950
5.25% 1/15/26	5,841,000	6,089,826
Realty Income Corp. 3% 1/15/27	1,015,000	963,723
Retail Opportunity Investments Partnership LP:
4% 12/15/24	877,000	864,859
5% 12/15/23	626,000	654,828
Select Income REIT 2.85% 2/1/18	145,000	145,133
Simon Property Group LP:
3.25% 11/30/26	420,000	416,095
3.375% 10/1/24	3,900,000	3,982,085
Weingarten Realty Investors 3.375% 10/15/22	472,000	477,784
WP Carey, Inc.:
4% 2/1/25	5,544,000	5,565,138
4.6% 4/1/24	7,436,000	7,767,850
		88,080,127
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,006,000	4,095,875
3.95% 11/15/27	4,459,000	4,411,612
4.1% 10/1/24	3,830,000	3,902,151
4.95% 4/15/18	2,322,000	2,341,594
CBRE Group, Inc. 4.875% 3/1/26	12,670,000	13,673,955
Digital Realty Trust LP 3.95% 7/1/22	3,488,000	3,649,351
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,778,079
Liberty Property LP:
3.25% 10/1/26	2,158,000	2,114,669
3.375% 6/15/23	4,307,000	4,356,435
4.125% 6/15/22	1,061,000	1,118,599
4.75% 10/1/20	2,674,000	2,818,256
Mack-Cali Realty LP:
3.15% 5/15/23	3,436,000	3,191,071
4.5% 4/18/22	644,000	646,517
Mid-America Apartments LP 4% 11/15/25	1,296,000	1,338,396
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,826,657
Tanger Properties LP:
3.125% 9/1/26	2,814,000	2,655,758
3.75% 12/1/24	2,653,000	2,656,298
3.875% 12/1/23	1,492,000	1,506,379
3.875% 7/15/27	9,533,000	9,438,666
Ventas Realty LP:
3.125% 6/15/23	1,414,000	1,410,227
3.85% 4/1/27	1,050,000	1,067,098
4.125% 1/15/26	1,628,000	1,691,869
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	970,000	990,021
		73,679,533

TOTAL REAL ESTATE		161,759,660

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.3% 3/11/19	60,000,000	60,074,635
3.6% 2/17/23	9,834,000	10,058,157
3.875% 8/15/21	1,130,000	1,173,995
3.95% 1/15/25	1,275,000	1,298,135
4.45% 4/1/24	800,000	843,976
4.5% 5/15/35	1,055,000	1,026,848
4.5% 3/9/48	21,790,000	19,936,277
4.55% 3/9/49	611,000	562,790
4.75% 5/15/46	2,340,000	2,237,026
4.8% 6/15/44	515,000	499,655
5.3% 8/14/58	250,000	245,481
5.35% 9/1/40	59,000	61,614
5.875% 10/1/19	1,592,000	1,695,644
6.3% 1/15/38	2,523,000	2,948,038
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	72,083
British Telecommunications PLC 9.125% 12/15/30 (b)	575,000	853,376
CenturyLink, Inc. 6.15% 9/15/19	2,129,000	2,208,050
Verizon Communications, Inc.:
3.376% 2/15/25 (a)	1,395,000	1,393,567
4.5% 8/10/33	460,000	476,228
4.522% 9/15/48	1,186,000	1,146,224
5.012% 4/15/49	2,264,000	2,344,738
5.012% 8/21/54	20,147,000	20,317,671
		131,474,208
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 5% 3/30/20	1,175,000	1,242,036
Rogers Communications, Inc.:
3% 3/15/23	150,000	149,503
6.8% 8/15/18	200,000	206,679
		1,598,218

TOTAL TELECOMMUNICATION SERVICES		133,072,426

UTILITIES - 0.4%
Electric Utilities - 0.2%
Alabama Power Co.:
3.75% 3/1/45	850,000	856,697
3.85% 12/1/42	500,000	507,487
4.1% 1/15/42	225,000	233,378
Appalachian Power Co. 3.3% 6/1/27	605,000	607,259
Arizona Public Service Co. 3.75% 5/15/46	390,000	391,840
Baltimore Gas & Electric Co. 3.35% 7/1/23	470,000	483,024
CenterPoint Energy Houston Electric LLC 2.25% 8/1/22	530,000	522,015
Commonwealth Edison Co.:
3.65% 6/15/46	650,000	644,994
3.7% 3/1/45	315,000	314,900
3.75% 8/15/47	300,000	304,071
4.6% 8/15/43	1,045,000	1,191,813
Duke Energy Carolinas LLC:
2.95% 12/1/26	1,445,000	1,434,841
4.25% 12/15/41	1,250,000	1,346,482
6.1% 6/1/37	775,000	1,012,080
Duke Energy Corp. 2.1% 6/15/18	1,559,000	1,560,355
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,875,000	9,840,704
6.4% 9/15/20 (a)	4,858,000	5,334,925
Entergy Corp. 5.125% 9/15/20	545,000	576,318
Entergy Louisiana LLC:
2.4% 10/1/26	870,000	820,082
4.05% 9/1/23	880,000	936,997
Exelon Corp. 3.497% 6/1/22 (b)	835,000	854,597
FirstEnergy Corp.:
4.25% 3/15/23	12,580,000	13,190,487
7.375% 11/15/31	10,940,000	14,580,686
FirstEnergy Solutions Corp. 6.05% 8/15/21	5,244,000	2,517,120
Florida Power & Light Co. 2.75% 6/1/23	1,200,000	1,207,373
Hydro-Quebec 8.05% 7/7/24	1,455,000	1,885,520
IPALCO Enterprises, Inc.:
3.45% 7/15/20	8,163,000	8,275,241
3.7% 9/1/24 (a)	2,644,000	2,632,444
LG&E and KU Energy LLC 3.75% 11/15/20	686,000	709,851
Louisville Gas & Electric Co. 5.125% 11/15/40	245,000	291,739
Mid-American Energy Co. 3.95% 8/1/47	775,000	812,779
Northern States Power Co. 6.25% 6/1/36	370,000	493,989
Pacific Gas & Electric Co.:
3.3% 3/15/27	410,000	409,689
3.4% 8/15/24	250,000	254,550
5.125% 11/15/43	240,000	277,732
6.05% 3/1/34	2,225,000	2,765,658
PacifiCorp 5.75% 4/1/37	900,000	1,154,673
PPL Capital Funding, Inc. 4.2% 6/15/22	495,000	524,265
PPL Electric Utilities Corp. 6.25% 5/15/39	250,000	339,119
Progress Energy, Inc. 4.875% 12/1/19	450,000	471,851
Public Service Co. of Colorado 2.5% 3/15/23	645,000	641,980
Public Service Electric & Gas Co.:
2.25% 9/15/26	295,000	276,658
3.65% 9/1/42	125,000	124,974
Puget Sound Energy, Inc. 5.764% 7/15/40	285,000	370,290
Southern California Edison Co.:
3.6% 2/1/45	1,735,000	1,731,439
4% 4/1/47	1,040,000	1,106,143
Virginia Electric & Power Co. 6% 5/15/37	1,375,000	1,776,694
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	249,767
		88,847,570
Gas Utilities - 0.0%
AGL Capital Corp.:
3.5% 9/15/21	1,030,000	1,056,653
4.4% 6/1/43	290,000	302,429
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	553,306
		1,912,388
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	12,900,000	14,286,750
Emera U.S. Finance LP:
2.15% 6/15/19	1,324,000	1,319,842
2.7% 6/15/21	1,304,000	1,303,814
3.55% 6/15/26	795,000	796,883
Exelon Generation Co. LLC 2.95% 1/15/20	120,000	121,299
PSEG Power LLC 3% 6/15/21	1,075,000	1,085,786
		18,914,374
Multi-Utilities - 0.1%
Berkshire Hathaway Energy Co. 4.5% 2/1/45	755,000	830,821
Consolidated Edison Co. of New York, Inc. 4.3% 12/1/56	300,000	315,046
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.6328% 9/30/66 (b)(c)	6,307,000	5,928,580
3 month U.S. LIBOR + 2.825% 4.16% 6/30/66 (b)(c)	924,000	914,760
4.45% 3/15/21	1,660,000	1,758,385
NiSource Finance Corp.:
4.8% 2/15/44	230,000	254,574
5.95% 6/15/41	640,000	802,996
NorthWestern Energy Corp. 4.176% 11/15/44	260,000	275,694
Puget Energy, Inc.:
3.65% 5/15/25	624,000	633,377
5.625% 7/15/22	4,555,000	5,051,683
6% 9/1/21	4,353,000	4,843,996
6.5% 12/15/20	1,405,000	1,557,142
San Diego Gas & Electric Co.:
3.6% 9/1/23	1,025,000	1,070,368
3.75% 6/1/47	460,000	472,764
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.5284% 5/15/67 (b)(c)	1,012,000	972,056
		25,682,242
Water Utilities - 0.0%
American Water Capital Corp. 2.95% 9/1/27	1,225,000	1,212,705

TOTAL UTILITIES		136,569,279

TOTAL NONCONVERTIBLE BONDS
(Cost $2,234,982,404)		2,299,923,547

U.S. Government and Government Agency Obligations - 8.8%
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
1.125% 10/19/18	$165,000	$164,212
2% 10/5/22	380,000	376,311
6.25% 5/15/29	520,000	695,097
Federal Home Loan Bank 1.375% 9/28/20	7,555,000	7,434,332
Freddie Mac:
1.375% 8/15/19	6,190,000	6,142,052
1.375% 4/20/20	1,020,000	1,007,889
1.5% 1/17/20	5,475,000	5,431,545
1.625% 9/29/20	9,990,000	9,890,100
1.875% 11/17/20	1,160,000	1,155,514
Tennessee Valley Authority:
2.875% 2/1/27	1,320,000	1,343,872
5.25% 9/15/39	150,000	199,023
7.125% 5/1/30	460,000	663,402

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		34,503,349

U.S. Treasury Inflation-Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	95,821,873	92,663,786
1% 2/15/46	55,708,512	57,293,734
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	72,153,790	71,846,507
0.125% 4/15/20	163,365,350	162,609,129
0.375% 7/15/25	138,249,464	137,381,110
0.625% 1/15/26	124,089,075	124,962,918

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		646,757,184

U.S. Treasury Obligations - 6.9%
U.S. Treasury Bonds:
2.5% 2/15/46	49,184,000	45,912,111
2.75% 8/15/47	1,545,000	1,516,695
2.875% 5/15/43	20,725,000	20,937,917
2.875% 8/15/45	2,420,000	2,438,150
3% 5/15/45	35,961,000	37,117,090
3% 2/15/47	142,354,000	146,858,169
3.625% 8/15/43	22,490,000	25,830,995
4.25% 11/15/40	22,800,000	28,575,703
4.625% 2/15/40	5,665,000	7,444,828
U.S. Treasury Notes:
1% 11/15/19	24,345,000	23,977,923
1.25% 12/31/18	30,925,000	30,775,207
1.25% 3/31/19	302,000,000	300,006,329
1.25% 6/30/19	21,600,000	21,427,875
1.25% 10/31/21	428,880,000	415,996,848
1.375% 9/30/19	23,425,000	23,254,803
1.375% 4/30/21	13,530,000	13,254,643
1.375% 5/31/21	8,510,000	8,330,492
1.5% 1/31/19	54,075,000	53,937,700
1.625% 4/30/19	37,015,000	36,949,935
1.625% 6/30/20	35,180,000	34,962,873
1.625% 11/15/20	855,000	851,293
1.625% 4/30/23	13,560,000	13,165,913
1.75% 3/31/22	19,930,000	19,650,513
1.75% 6/30/22	559,243,000	550,089,764
1.875% 4/30/22	10,205,000	10,102,153
2% 11/30/20	29,170,000	29,238,367
2% 10/31/22	9,010,000	8,952,280
2% 11/30/22	11,355,000	11,276,491
2% 2/15/25	20,105,000	19,661,276
2% 11/15/26	90,301,000	87,309,779
2.125% 9/30/21	37,135,000	37,253,948
2.125% 6/30/22	32,015,000	32,025,005
2.125% 12/31/22	10,935,000	10,916,633
2.125% 7/31/24	108,991,000	107,790,397
2.125% 11/30/24	111,988,000	110,561,902
2.125% 5/15/25	38,265,000	37,692,520
2.25% 10/31/24	22,421,000	22,330,790
2.25% 11/15/25	16,575,000	16,427,379
2.25% 11/15/27	6,650,000	6,550,770
2.625% 11/15/20	35,960,000	36,696,056

TOTAL U.S. TREASURY OBLIGATIONS		2,448,049,515

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,151,688,818)		3,129,310,048

U.S. Government Agency - Mortgage Securities - 7.4%
Fannie Mae - 3.8%
12 month U.S. LIBOR + 1.553% 3.322% 6/1/36 (b)(c)	12,808	13,217
12 month U.S. LIBOR + 1.825% 3.504% 2/1/35 (b)(c)	328,995	348,144
12 month U.S. LIBOR + 1.900% 3.718% 7/1/37 (b)(c)	17,618	18,357
2% 8/1/31	1,780,085	1,731,507
2.5% 9/1/27 to 9/1/46	59,184,520	58,830,180
2.5% 12/1/32 (d)	24,500,000	24,442,577
3% 4/1/24 to 3/1/47	374,426,447	377,721,161
3% 12/1/32 (d)	7,000,000	7,129,609
3% 12/1/32 (d)(e)	9,600,000	9,777,750
3% 12/1/32 (d)	1,200,000	1,222,219
3% 1/1/33 (d)	7,000,000	7,122,774
3% 1/1/33 (d)	2,250,000	2,289,463
3% 1/1/33 (d)	2,000,000	2,035,078
3% 12/1/47 (d)	1,750,000	1,744,725
3% 12/1/47 (d)	5,200,000	5,184,326
3.5% 9/1/25 to 10/1/56	289,948,661	298,644,823
3.5% 12/1/47 (d)	4,500,000	4,612,736
3.5% 12/1/47 (d)	13,250,000	13,581,946
3.5% 12/1/47 (d)	7,000,000	7,175,368
3.5% 12/1/47 (d)	7,000,000	7,175,368
3.5% 12/1/47 (d)	2,000,000	2,050,105
3.5% 12/1/47 (d)	7,450,000	7,636,641
3.5% 12/1/47 (d)	7,450,000	7,636,641
3.5% 12/1/47 (d)	4,500,000	4,612,736
4% 11/1/31 to 10/1/47	197,137,707	207,244,187
4% 12/1/47 (d)	10,700,000	11,178,503
4% 12/1/47 (d)	1,500,000	1,567,080
4.5% 6/1/24 to 8/1/56	83,436,336	89,422,700
4.5% 1/1/48 (d)	1,000,000	1,062,902
5% 10/1/21 to 8/1/56	82,279,131	89,538,157
5% 12/1/47 (d)	1,000,000	1,080,975
5.255% 8/1/41	492,756	534,213
5.5% 7/1/30 to 9/1/41	36,837,026	40,870,785
5.5% 12/1/47 (d)	2,250,000	2,477,241
6% 3/1/22 to 1/1/42	31,240,429	35,194,208
6.309% 2/1/39	817,650	892,115
6.5% 2/1/36 to 8/1/39	4,591,265	5,187,468

TOTAL FANNIE MAE		1,338,987,985

Freddie Mac - 1.9%
6 month U.S. LIBOR + 2.755% 4.144% 10/1/35 (b)(c)	20,262	21,518
2% 1/1/32	1,162,443	1,131,174
2.5% 3/1/28 to 2/1/43	8,406,866	8,393,486
3% 10/1/28 to 1/1/47	203,790,048	204,506,868
3.5% 8/1/26 to 9/1/46 (f)(g)(h)	203,484,828	210,149,215
3.5% 8/1/47	14,039,900	14,403,700
3.5% 12/1/47 (d)	9,500,000	9,737,999
3.5% 12/1/47 (d)	24,200,000	24,806,271
3.5% 12/1/47 (d)	1,000,000	1,025,053
3.5% 12/1/47 (d)	3,000,000	3,075,158
3.5% 12/1/47 (d)	4,000,000	4,100,210
4% 6/1/33 to 6/1/47	123,572,240	129,935,039
4% 12/1/47 (d)	2,500,000	2,611,311
4% 12/1/47 (d)	3,000,000	3,133,574
4% 1/1/48 (d)	1,500,000	1,565,146
4% 1/1/48 (d)	2,500,000	2,608,577
4% 1/1/48 (d)	4,000,000	4,173,723
4.5% 7/1/25 to 10/1/46	26,074,167	27,929,600
5% 10/1/33 to 7/1/41	10,728,458	11,702,788
5.5% 3/1/34 to 6/1/41	7,159,335	7,971,124
6% 7/1/37 to 9/1/38	332,533	376,012
6.5% 9/1/39	855,851	977,410

TOTAL FREDDIE MAC		674,334,956

Ginnie Mae - 1.7%
3.5% 9/20/40 to 12/20/46	169,910,933	176,370,172
4.5% 5/15/39 to 3/20/47	47,142,440	50,426,107
5.5% 6/15/36 to 3/20/41	323,670	364,272
2.5% 12/20/46	1,417,410	1,385,186
3% 8/20/42 to 11/20/47	221,236,531	223,304,410
3% 12/1/47 (d)	16,100,000	16,221,161
3.5% 12/1/47 (d)	11,380,000	11,764,964
3.5% 12/1/47 (d)	2,500,000	2,584,570
4% 5/20/40 to 4/20/47 (f)	103,805,074	109,486,826
4% 12/1/47 (d)(e)	6,100,000	6,370,204
5% 6/20/34 to 9/20/46	12,576,652	13,717,522

TOTAL GINNIE MAE		611,995,394

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,642,017,662)		2,625,318,335

Asset-Backed Securities - 0.3%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.0336% 4/25/35 (b)(c)	$106,210	$105,840
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.9786% 3/25/34 (b)(c)	22,626	22,798
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.3786% 12/25/33 (b)(c)	5,369	5,244
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.1536% 4/25/34 (b)(c)	14,473	13,426
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.1086% 3/25/34 (b)(c)	7,674	7,333
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.1536% 5/25/34 (b)(c)	153,419	153,741
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.4886% 5/25/36 (b)(c)	172,862	66,350
Avis Budget Rental Car Funding (AESOP) LLC Series 2012-3A Class A, 2.1% 3/20/19 (a)	3,200,000	3,201,791
Bank of America Credit Card Master Trust Series 2017-A1 Class A1, 1.95% 8/15/22	800,000	798,264
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	10,363,573	10,785,806
Class AA, 2.487% 12/16/41 (a)	2,475,187	2,457,788
CAM Mortgage Trust Series 2017-1 Class A1, 3.22% 8/1/57 (a)	3,423,758	3,421,815
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3779% 12/25/36 (b)(c)	289,000	243,629
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	1,200,000	1,193,098
Series 2012-A7 Class A7, 2.16% 9/16/24	800,000	792,409
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.6775% 10/25/37 (a)(b)(c)	4,194,042	4,214,814
Citibank Credit Card Issuance Trust:
Series 2014-A1 Class A1, 2.88% 1/23/23	1,300,000	1,325,427
Series 2014-A6 Class A6, 2.15% 7/15/21	400,000	400,991
CLUB Credit Trust Series 2017-NP1 Class A, 2.39% 4/17/23 (a)	917,039	917,346
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.5775% 3/25/32 (b)(c)	4,144	4,268
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.7836% 4/25/34 (b)(c)	8,180	7,737
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.1236% 6/25/34 (b)(c)	12,335	12,360
Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.620% 2.1679% 8/25/35 (b)(c)	587,666	588,853
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (a)	110,029	110,036
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 1.9379% 12/25/33 (b)(c)	5,278	5,127
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	4,326,000	4,360,175
Class A2II, 4.03% 11/20/47 (a)	6,195,000	6,239,294
Exeter Automobile Receivables Trust:
Series 2016-1A Class A, 2.8% 7/15/20 (a)	548,640	549,289
Series 2017-2A Class A, 2.22% 6/15/21 (a)	3,323,601	3,323,206
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.0334% 5/28/35 (b)(c)	6,234	6,008
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.1536% 3/25/34 (b)(c)	371	330
Flagship Credit Auto Trust Series 2015-3 Class A, 2.38% 10/15/20 (a)	1,435,663	1,439,411
Fremont Home Loan Trust Series 2005-A Class M4, 1 month U.S. LIBOR + 1.020% 2.2579% 1/25/35 (b)(c)	55,381	44,397
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4261% 11/15/34 (a)(b)(c)	55,680	53,976
Class B, 1 month U.S. LIBOR + 0.280% 1.5303% 11/15/34 (a)(b)(c)	20,140	18,901
Class C, 1 month U.S. LIBOR + 0.380% 1.6303% 11/15/34 (a)(b)(c)	33,467	31,141
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	3,108,052	3,111,937
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	22,899	1,932
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5579% 8/25/33 (b)(c)	23,345	23,609
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.6186% 8/25/33 (b)(c)	51,925	51,253
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.5186% 1/25/37 (b)(c)	217,390	151,534
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (b)(c)	406,000	298,412
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5379% 5/25/37 (b)(c)	44,883	9,489
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.0786% 7/25/34 (b)(c)	9,883	9,324
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.3036% 7/25/34 (b)(c)	15,677	15,434
Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 1.5279% 8/25/36 (b)(c)	2,200,000	2,198,276
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3479% 4/25/37 (b)(c)	409	252
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.8486% 6/25/35 (b)(c)	148,594	144,154
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.0086% 8/25/34 (b)(c)	9,173	8,888
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34 (b)(c)	11,859	11,924
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.9886% 1/25/35 (b)(c)	16,201	15,968
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.0836% 3/25/35 (b)(c)	18,545	802
Nationstar HECM Loan Trust:
Series 2017-1A Class A, 1.9679% 5/25/27 (a)	4,019,041	4,015,424
Series 2017-2A Class A1, 2.12% 9/25/27 (a)	5,932,107	5,925,962
Navient Student Loan Trust Series 2015-2 Class A2, 1 month U.S. LIBOR + 0.420% 1.7475% 8/27/29 (b)(c)	7,848,939	7,865,379
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.8386% 9/25/35 (b)(c)	229,000	227,166
OneMain Financial Issuance Trust:
Series 2014-2A Class A, 2.47% 9/18/24 (a)	365,181	365,338
Series 2016-2A Class A, 4.1% 3/20/28 (a)	11,570,000	11,754,023
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34 (b)(c)	74,364	74,929
Class M4, 1 month U.S. LIBOR + 2.175% 3.5036% 9/25/34 (b)(c)	109,000	87,114
Prosper Marketplace Issuance Trust:
Series 2017-1A Class A, 2.56% 6/15/23 (a)	2,121,723	2,129,632
Series 2017-2A Class A, 2.42% 9/15/23 (a)	3,198,176	3,204,084
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.1286% 4/25/33 (b)(c)	815	751
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.27% 6/15/33 (b)(c)	19,172	19,160
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.1886% 9/25/34 (b)(c)	4,618	4,417
Towd Point Mortgage Trust Series 2017-1 Class A1, 2.75% 10/25/56 (a)(b)	15,731,340	15,763,256
TOTAL ASSET-BACKED SECURITIES
(Cost $103,300,096)		104,412,242

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.1%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.3772% 6/27/36 (a)(b)(c)	1,916,125	1,886,045
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.6623% 12/26/35 (a)(b)	252,513	253,353
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	1,408,160	1,447,005
Series 2012-RR5 Class 8A5, 1.4361% 7/26/36 (a)(b)	331,227	323,936
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 3.6858% 1/25/37 (a)(b)	555,557	563,956
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (a)	1,585,092	1,607,345
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 1.5172% 5/27/37 (a)(b)(c)	995,690	953,638
Series 2011-2R Class 2A1, 3.3391% 7/27/36 (a)(b)	23,671	23,639
CSMC Trust Series 2009-5R Class 2A2, 3.3295% 7/26/49 (a)(b)	296,398	296,811
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (b)	37,712	38,094
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	3,353,159	3,377,399
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2017-1 Class MA, 3% 1/25/56	4,026,947	3,959,906
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 1.4449% 6/21/36 (a)(b)(c)	1,099,226	1,084,348
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.4247% 8/25/36 (b)	94,365	91,149
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.4072% 2/25/37 (b)(c)	51,020	49,992
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1 month U.S. LIBOR + 1.170% 2.405% 6/10/19 (a)(b)(c)	12,014,000	12,011,717
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.4668% 3/26/37 (a)(b)	306,217	306,627
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.6186% 7/25/35 (b)(c)	65,937	65,191
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.585% 6/10/35 (a)(b)(c)	27,774	19,684
Class B6, 1 month U.S. LIBOR + 2.850% 4.085% 6/10/35 (a)(b)(c)	36,840	20,876
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (b)(c)	2,874	2,839
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (b)	6,933	6,933
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 1.9686% 9/25/43 (b)(c)	4,341,130	4,194,814
Towd Point Mortgage Trust:
Series 2015-5 Class A1B, 2.75% 5/25/55 (a)	968,550	970,866
Series 2016-3 Class A1, 2.25% 4/25/56 (a)	694,278	688,855
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(b)	6,529,474	6,544,804
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 3A1, 3.1699% 3/25/35 (b)	2,861,378	2,907,026
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 3.408% 6/27/36 (a)(b)	206,898	207,595
Class 2A1, 3.4212% 6/27/36 (a)(b)	317,410	318,280

TOTAL PRIVATE SPONSOR		44,222,723

U.S. Government Agency - 0.2%
Fannie Mae:
Series 2005-79 Class ZC, 5.9% 9/25/35	357,534	405,450
Series 2007-75 Class JI, 6.545%- 1 month U.S. LIBOR 5.2175% 8/25/37 (b)(i)(j)	1,659,151	283,260
Series 2010-150 Class ZC, 4.75% 1/25/41	1,198,807	1,316,828
Series 2010-95 Class ZC, 5% 9/25/40	2,490,465	2,751,463
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 5.2825% 4/25/41 (b)(i)(j)	720,892	100,322
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 5.2225% 11/25/41 (b)(i)(j)	703,042	116,049
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 5.2725% 8/25/39 (b)(i)(j)	616,460	76,469
Series 2011-4 Class PZ, 5% 2/25/41	515,569	580,501
Series 2012-100 Class WI, 3% 9/25/27 (i)	1,101,981	103,245
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.3225% 12/25/30 (b)(i)(j)	407,657	50,353
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 5.1225% 5/25/42 (b)(i)(j)	1,447,833	269,005
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 5.2225% 6/25/41 (b)(i)(j)	547,623	73,892
Series 2013-133 Class IB, 3% 4/25/32 (i)	771,661	69,851
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.7225% 1/25/44 (b)(i)(j)	400,029	63,351
Series 2013-51 Class GI, 3% 10/25/32 (i)	1,363,558	134,944
Series 2015-42:
Class IL, 6% 6/25/45 (i)	1,776,681	417,672
Class LS, 6.200% - 1 month U.S. LIBOR 4.8725% 6/25/45 (b)(i)(j)	1,498,984	229,497
Series 2015-70 Class JC, 3% 10/25/45	1,449,753	1,466,372
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.7725% 5/25/39 (b)(i)(j)	3,630,736	590,885
Series 2017-30 Class AI, 5.5% 5/25/47	916,736	208,411
Freddie Mac:
sequential payer Series 3871 Class KB, 5.5% 6/15/41	903,000	1,033,262
Series 2017-4683 Class LM, 3% 5/15/47	1,847,250	1,868,344
Series 2933 Class ZM, 5.75% 2/15/35	693,524	793,958
Series 2996 Class ZD, 5.5% 6/15/35	510,145	577,823
Series 3237 Class C, 5.5% 11/15/36	729,976	815,904
Series 3955:
Class GS, 5.950% - 1 month U.S. LIBOR 4.6997% 9/15/41 (b)(i)(j)	753,366	110,736
Class YI, 3% 11/15/21 (i)	338,530	14,311
Series 3980 Class EP, 5% 1/15/42	4,935,656	5,365,636
Series 4055 Class BI, 3.5% 5/15/31 (i)	711,420	72,397
Series 4149 Class IO, 3% 1/15/33 (i)	586,343	74,014
Series 4314 Class AI, 5% 3/15/34 (i)	278,814	30,153
Series 4427 Class LI, 3.5% 2/15/34 (i)	1,213,302	147,988
Series 4471 Class PA 4% 12/15/40	1,649,532	1,707,581
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,303,034	1,371,175
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.6133% 12/20/60 (b)(c)(k)	1,322,835	1,316,246
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 1.7833% 9/20/61 (b)(c)(k)	6,657,422	6,660,419
Series 2012-H18 Class NA, 1 month U.S. LIBOR + 0.520% 1.7533% 8/20/62 (b)(c)(k)	1,402,652	1,401,744
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8833% 5/20/61 (b)(c)(k)	627,366	628,527
Series 2013-H19 Class FC, 1 month U.S. LIBOR + 0.600% 1.8333% 8/20/63 (b)(c)(k)	3,713,220	3,719,657
planned amortization class Series 2010-158 Class MS, 10.000%- 1 month U.S. LIBOR 7.4347% 12/20/40 (b)(j)	1,187,000	1,329,048
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40	3,728,819	3,929,058
Series 2010-170 Class B, 4% 12/20/40	840,721	885,880
Series 2010-116 Class QB, 4% 9/16/40	5,927,486	6,236,554
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.6865% 2/16/40 (b)(i)(j)	869,700	126,407
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.8173% 7/20/41 (b)(i)(j)	280,513	43,971
Series 2013-149 Class MA, 2.5% 5/20/40	4,502,463	4,472,771
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	4,893,936	4,907,585
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)	3,694,635	3,705,099
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.66% 8/20/66 (b)(c)(k)	5,090,593	5,105,182

TOTAL U.S. GOVERNMENT AGENCY		67,759,250

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $112,716,794)		111,981,973

Commercial Mortgage Securities - 0.5%
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	6,253,642	6,373,385
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.400% 1.7286% 11/25/35 (a)(b)(c)	35,172	33,837
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.7186% 1/25/36 (a)(b)(c)	88,741	83,114
Class M1, 1 month U.S. LIBOR + 0.450% 1.7786% 1/25/36 (a)(b)(c)	28,643	26,642
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.270% 1.5079% 12/25/36 (a)(b)(c)	255,892	235,537
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5079% 3/25/37 (a)(b)(c)	53,972	50,178
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.5072% 7/25/37 (a)(b)(c)	155,958	148,970
Class A2, 1 month U.S. LIBOR + 0.320% 1.5572% 7/25/37 (a)(b)(c)	146,018	138,320
Class M1, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (a)(b)(c)	49,701	40,216
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5279% 7/25/37 (a)(b)(c)	53,434	49,840
Class M1, 1 month U.S. LIBOR + 0.310% 1.5472% 7/25/37 (a)(b)(c)	28,318	26,382
Class M2, 1 month U.S. LIBOR + 0.340% 1.5772% 7/25/37 (a)(b)(c)	30,288	28,074
Class M3, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (a)(b)(c)	48,509	41,671
Class M4, 1 month U.S. LIBOR + 0.500% 1.7372% 7/25/37 (a)(b)(c)	76,581	63,766
Class M5, 1 month U.S. LIBOR + 0.600% 1.8372% 7/25/37 (a)(b)(c)	28,551	21,970
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50	2,500,000	2,524,770
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC37 Class A3, 3.05% 4/10/49	4,000,000	3,986,819
Series 2015-GC27 Class A5, 3.137% 2/10/48	1,000,000	1,008,032
Series 2015-GC33 Class XA, 0.9643% 9/10/58 (b)(i)	19,726,030	1,150,913
Series 2016-C2 Class A3, 2.575% 8/10/49	2,800,000	2,695,452
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,544,935
Series 2016-P6 Class XA, 0.8335% 12/10/49 (b)(i)	17,790,939	849,501
Series 2017-P8 Class A3, 3.203% 9/15/50	4,700,000	4,664,012
COMM Mortgage Trust:
sequential payer Series 2015-DC1 Class A5, 3.35% 2/10/48	3,800,000	3,862,186
Series 2014-CR19 Class XA, 1.384% 8/10/47 (b)(i)	31,029,381	1,584,304
Series 2014-CR20 Class XA, 1.1641% 11/10/47 (b)(i)	21,238,220	1,173,539
Series 2014-CR21 Class A2, 3.095% 12/10/47	520,000	527,590
Series 2014-LC17 Class XA, 0.9566% 10/10/47 (b)(i)	57,660,974	2,093,439
Series 2014-UBS4 Class XA, 1.2261% 8/10/47 (b)(i)	24,899,116	1,330,512
Series 2014-UBS6:
Class A5, 3.644% 12/10/47	3,900,000	4,047,469
Class XA, 1.0239% 12/10/47 (b)(i)	12,567,368	600,949
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,500,000	2,526,555
Series 2015-CR24 Class A4, 3.432% 8/10/48	1,500,000	1,535,487
Series 2015-DC1 Class XA, 1.1629% 2/10/48 (b)(i)	32,167,976	1,779,915
Series 2015-PC1 Class A4, 3.62% 7/10/50	1,900,000	1,962,847
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A4, 3.21% 11/15/49	2,800,000	2,816,936
CSMC Series 2015-TOWN:
Class A, 1 month U.S. LIBOR + 1.250% 2.4889% 3/15/28 (a)(b)(c)	6,254,000	6,253,993
Class B, 1 month U.S. LIBOR + 1.900% 3.1389% 3/15/28 (a)(b)(c)	404,000	403,999
Class C, 1 month U.S. LIBOR + 2.250% 3.4889% 3/15/28 (a)(b)(c)	404,000	404,000
Class D, 1 month U.S. LIBOR + 3.200% 4.4389% 3/15/28 (a)(b)(c)	404,000	404,253
Fannie Mae:
Series 2017-M1 Class A2, 2.4973% 10/25/26 (b)	2,300,000	2,224,325
Series 2017-T1 Class A, 2.898% 6/25/27	11,397,559	11,275,982
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.46% 7/25/20 (b)(c)	2,700,000	2,700,000
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.42% 10/25/19 (b)(c)	5,400,000	5,399,999
sequential payer:
Series K063 Class A1, 3.045% 8/25/26	4,788,675	4,898,661
Series K069 Class A1, 2.892% 6/25/27	5,400,000	5,466,462
Series 2017-K727:
Class A1, 2.632% 10/25/23	12,315,642	12,408,444
Class A2, 2.946% 7/25/24	5,059,000	5,145,000
Series 2017-K728 Class A2, 3.121% 8/25/24 (b)	5,300,000	5,427,389
Series K068 Class A1, 2.952% 2/25/27	3,991,538	4,055,199
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.535% 12/15/34 (a)(b)(c)	1,182,680	1,183,382
Series 2015-NRF Class AFX, 3.2349% 12/15/34 (a)	2,300,000	2,333,184
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	1,104,974	1,103,781
GS Mortgage Securities Trust:
sequential payer Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,000,000	1,023,351
Series 2013-GC12 Class XA, 1.5413% 6/10/46 (b)(i)	6,332,981	366,289
Series 2014-GC18, 2.924% 1/10/47	696,103	701,277
Series 2014-GC22 Class A3, 3.516% 6/10/47	800,000	825,226
Series 2015-GC30 Class A3, 3.119% 5/10/50	2,000,000	2,012,047
Series 2015-GC34 Class XA, 1.3599% 10/10/48 (b)(i)	6,214,946	490,068
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21:
Class A3, 3.4353% 8/15/47 (a)	1,900,000	1,939,155
Class A5, 3.7748% 8/15/47	9,000,000	9,408,172
Series 2014-C19 Class XA, 1.1631% 4/15/47 (b)(i)	6,564,712	182,315
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,900,000	1,969,189
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19:
Class B, 5.7952% 2/12/49 (b)	24,000	2,594
Class C, 5.7952% 2/12/49 (b)	62,000	2,724
Class D, 5.7952% 2/12/49 (b)	6,067	3
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 2.677% 10/15/33 (a)(b)(c)	3,774,000	3,784,598
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	16,565	16,556
Morgan Stanley BAML Trust:
sequential payer Series 2014-C16 Class A3, 3.592% 6/15/47	2,600,000	2,681,669
Series 2014-C14 Class A2, 2.916% 2/15/47	1,173,092	1,183,831
Series 2014-C17 Class A2, 3.119% 8/15/47	1,700,000	1,723,815
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	2,868,212
Class XA, 1.137% 10/15/48 (b)(i)	11,151,935	730,666
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,254,120
Series 2016-C32 Class A3, 3.459% 12/15/49	5,100,000	5,232,438
Morgan Stanley Capital I Trust:
Series 2015-UBS8 Class A3, 3.54% 12/15/48	3,000,000	3,100,520
Series 2016-UB12 Class A3, 3.337% 12/15/49	2,000,000	2,033,139
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	6,014,000	5,989,536
Class B, 4.181% 11/15/34 (a)	2,114,000	2,119,100
Class C, 5.205% 11/15/34 (a)	1,483,000	1,505,730
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 2.8889% 11/15/26 (a)(b)(c)	4,961,000	4,948,420
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.283% 11/15/50	5,500,000	5,535,876
Wachovia Bank Commercial Mortgage Trust Series 2007-C32:
Class D, 5.7825% 6/15/49 (b)(l)	208,000	42,373
Class E, 5.7825% 6/15/49 (b)(l)	328,000	39,299
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.0979% 11/15/48 (b)(i)	7,573,080	484,353
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C11 Class A4, 3.037% 3/15/45	365,000	370,229
Series 2014-C24 Class XA, 0.9548% 11/15/47 (b)(i)	7,411,921	345,934
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $191,217,284)		190,628,941

Municipal Securities - 0.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	1,390,000	2,016,445
California Gen. Oblig.:
6.2% 3/1/19	$1,340,000	$1,411,234
7.5% 4/1/34	630,000	923,530
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	5,740,000	6,148,401
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	60,347
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	93,811
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,052,000	1,061,068
4.95% 6/1/23	7,660,000	7,981,107
5.1% 6/1/33	22,090,000	21,953,042
Series 2010-1, 6.63% 2/1/35	3,845,000	4,262,413
Series 2010-3:
6.725% 4/1/35	2,510,000	2,775,508
7.35% 7/1/35	4,655,000	5,393,702
Series 2010-5, 6.2% 7/1/21	1,916,000	2,010,785
Series 2011:
5.665% 3/1/18	6,560,000	6,615,563
5.877% 3/1/19	11,620,000	12,022,865
Series 2013, 3.6% 12/1/19	2,105,000	2,109,252
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	249,252
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2009 B, 5.888% 7/1/43	50,000	66,084
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	194,247
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	1,265,000	1,932,047
Series 2010 A, 7.102% 1/1/41	1,675,000	2,467,912
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	25,000	34,581
New York City Transitional Fin. Auth. Rev. Series 2010 C2, 5.767% 8/1/36	900,000	1,126,197
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	625,000	749,475
Series 2011 A, 4.8% 6/1/11	608,000	668,028
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62	600,000	679,524
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	765,000	912,186
San Antonio Elec. & Gas Sys. Rev. Series 2010 A, 5.718% 2/1/41	385,000	500,974
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	60,000	77,765
TOTAL MUNICIPAL SECURITIES
(Cost $84,846,819)		86,497,345

Foreign Government and Government Agency Obligations - 0.0%
Chilean Republic 3.875% 8/5/20	$800,000	$835,361
Colombian Republic 5% 6/15/45	965,000	1,008,425
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	180,000	211,313
4% 6/30/22	1,700,000	1,807,777
Province of Quebec yankee 7.125% 2/9/24	1,830,000	2,267,041
Republic of Iraq 2.149% 1/18/22	1,600,000	1,595,838
United Mexican States 4.75% 3/8/44	4,500,000	4,572,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,480,991)		12,297,755

Bank Notes - 0.1%
Capital One Bank U.S.A. NA 2.15% 11/21/18	270,000	270,338
Capital One NA 2.95% 7/23/21	5,551,000	5,587,264
Citizens Bank NA 2.3% 12/3/18	3,955,000	3,963,254
Discover Bank:
(Delaware) 3.2% 8/9/21	$6,369,000	$6,470,739
3.1% 6/4/20	6,744,000	6,832,598
8.7% 11/18/19	357,000	395,209
KeyBank NA 2.25% 3/16/20	505,000	504,177
PNC Bank NA 6.875% 4/1/18	250,000	254,063
Regions Bank 7.5% 5/15/18	7,751,000	7,938,106
TOTAL BANK NOTES
(Cost $31,889,130)		32,215,748
	Shares	Value

Fixed-Income Funds - 75.7%
Intermediate Government Funds - 4.1%
Fidelity SAI U.S. Treasury Bond Index Fund (m)	148,914,204	$1,454,891,772
Intermediate-Term Bond Funds - 71.6%
DoubleLine Total Return Bond Fund Class N	79,139,582	840,462,359
Fidelity Total Bond Fund (m)	584,131,760	6,215,161,931
Fidelity U.S. Bond Index Fund Institutional Premium Class (m)	31,644,353	365,808,726
iShares Barclays Aggregate Bond ETF	5,004,536	545,894,787
JPMorgan Core Bond Fund Select Class	50,952,806	590,033,498
Metropolitan West Total Return Bond Fund Class M	201,600,070	2,145,024,744
PIMCO Income Fund Institutional Class	91,895,863	1,142,265,576
PIMCO Mortgage Opportunities Fund Institutional Class	50,178,161	558,984,717
PIMCO Total Return Fund Institutional Class	631,590,157	6,461,167,281
Prudential Total Return Bond Fund Class A	103,274,768	1,501,615,133
Voya Intermediate Bond Fund Class I	62,493,669	630,561,125
Westcore Plus Bond Fund Retail Class	16,659,933	178,094,680
Western Asset Core Bond Fund Class I	116,512,516	1,469,222,828
Western Asset Core Plus Bond Fund Class I	241,527,312	2,852,437,558

TOTAL INTERMEDIATE-TERM BOND FUNDS		25,496,734,943

TOTAL FIXED-INCOME FUNDS
(Cost $27,143,873,145)		26,951,626,715
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22
(Cost $29,654,851)	24,912,000	28,422,259
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.13% (n)	164,290,412	164,323,270
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (o)	104,014,027	104,014,027
TOTAL MONEY MARKET FUNDS
(Cost $268,326,348)		268,337,297
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $36,006,994,342)		35,840,972,205
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(253,795,100)
NET ASSETS - 100%		$35,587,177,105

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/47	$(5,200,000)	$(5,184,326)
3% 12/1/47	(1,800,000)	(1,794,574)
3.5% 12/1/47	(4,900,000)	(5,022,757)

TOTAL FANNIE MAE		(12,001,657)

Freddie Mac
3.5% 12/1/47	(2,500,000)	(2,562,631)
3.5% 12/1/47	(4,300,000)	(4,407,726)

TOTAL FREDDIE MAC		(6,970,357)

Ginnie Mae
4% 12/1/47	(3,900,000)	(4,072,754)
4% 12/1/47	(2,200,000)	(2,297,451)

TOTAL GINNIE MAE		(6,370,205)

TOTAL TBA SALE COMMITMENTS
(Proceeds $25,424,446)		$(25,342,219)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	43	March 2018	$5,002,781	$(17,554)	$(17,554)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	7	March 2018	1,062,031	(5,754)	(5,754)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1	March 2018	164,875	(1,267)	(1,267)

Total Treasury Contracts Purchased					(24,575)

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	62	March 2018	7,690,906	41,526	41,526
CBOT 2-Year U.S. Treasury Note Contracts (United States)	125	March 2018	26,800,781	19,288	19,288

Total Treasury Contracts Sold					60,814

TOTAL FUTURES CONTRACTS					$36,239

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Swaps

Underlying Reference	Rating	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	Quarterly	$2,000,000	$(20,829)	$(21,695)	$(42,524)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	1,655,634	(19,907)	(24,778)	(44,685)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	Quarterly	2,000,000	(23,531)	(36,009)	(59,540)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	Quarterly	2,000,000	(23,531)	(30,941)	(54,472)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	Quarterly	1,765,000	(13,482)	753	(12,729)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	Quarterly	1,764,000	(13,474)	285	(13,189)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	Quarterly	1,500,000	(6,902)	(2,001)	(8,903)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	Quarterly	1,765,000	(8,121)	(5,311)	(13,432)

TOTAL CREDIT DEFAULT SWAPS							$(129,777)	$(119,697)	$(249,474)

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR (3)	Quarterly	2.75%	Semi - annual	LCH	Dec. 2047	$1,850,000	$63,768	$0	$63,768

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents a floating rate.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $300,754,729 or 0.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $97,469.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $290,053.

 (h) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $64,003.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Level 3 security

 (m) Affiliated Fund

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,978,209
Fidelity Securities Lending Cash Central Fund	1
Total	$1,978,210

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI U.S. Treasury Bond Index Fund	$30,720,050	$1,426,197,246	$--	$4,271,649	$--	$(2,025,524)	$1,454,891,772
Fidelity Total Bond Fund	5,535,249,888	741,742,882	75,511,834	97,212,303	13,394	13,667,601	6,215,161,931
Fidelity U.S. Bond Index Fund Institutional Premium Class	406,140,142	34,578,239	75,511,831	7,093,708	(1,108,649)	1,710,825	365,808,726
Total	$5,972,110,080	$2,202,518,367	$151,023,665	$108,577,660	$(1,095,255)	$13,352,902	$8,035,862,429

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,299,923,547	$--	$2,299,923,547	$--
U.S. Government and Government Agency Obligations	3,129,310,048	--	3,129,310,048	--
U.S. Government Agency - Mortgage Securities	2,625,318,335	--	2,625,318,335	--
Asset-Backed Securities	104,412,242	--	104,412,242	--
Collateralized Mortgage Obligations	111,981,973	--	111,981,973	--
Commercial Mortgage Securities	190,628,941	--	190,547,269	81,672
Municipal Securities	86,497,345	--	86,497,345	--
Foreign Government and Government Agency Obligations	12,297,755	--	12,297,755	--
Bank Notes	32,215,748	--	32,215,748	--
Fixed-Income Funds	26,951,626,715	26,951,626,715	--	--
Preferred Securities	28,422,259	--	28,422,259	--
Money Market Funds	268,337,297	268,337,297	--	--
Total Investments in Securities:	$35,840,972,205	$27,219,964,012	$8,620,926,521	$81,672
Derivative Instruments:
Assets
Futures Contracts	$60,814	$60,814	$--	$--
Swaps	63,768	--	63,768	--
Total Assets	$124,582	$60,814	$63,768	$--
Liabilities
Futures Contracts	$(24,575)	$(24,575)	$--	$--
Swaps	(129,777)	--	(129,777)	--
Total Liabilities	$(154,352)	$(24,575)	$(129,777)	$--
Total Derivative Instruments:	$(29,770)	$36,239	$(66,009)	$--
Other Financial Instruments:
TBA Sale Commitments	$(25,342,219)	$--	$(25,342,219)	$--
Total Other Financial Instruments:	$(25,342,219)	$--	$(25,342,219)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes,foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

November 30, 2017

SRQ-QTLY-0118
1.912885.107

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.0%
Delphi Jersey Holdings PLC 5% 10/1/25 (a)	$590,000	$599,222
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	465,000	475,463
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,225,000	1,296,197
Hotels, Restaurants & Leisure - 1.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,340,000	1,342,010
5% 10/15/25 (a)	2,245,000	2,299,722
Aramark Services, Inc. 4.75% 6/1/26	5,480,000	5,678,650
Carlson Travel, Inc. 9.5% 12/15/24 (a)	360,000	327,600
Golden Nugget, Inc. 6.75% 10/15/24 (a)	1,245,000	1,271,456
Hilton Escrow Issuer LLC 4.25% 9/1/24	670,000	680,050
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	655,000	677,106
4.875% 4/1/27	390,000	411,099
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	425,000	434,945
5.25% 6/1/26 (a)	6,000,000	6,345,000
MCE Finance Ltd. 4.875% 6/6/25 (a)	215,000	216,566
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	5,145,000	5,183,588
4.5% 1/15/28 (a)	1,005,000	998,719
Scientific Games Corp.:
5% 10/15/25 (a)	155,000	156,744
7% 1/1/22 (a)	150,000	158,250
Silversea Cruises 7.25% 2/1/25 (a)	370,000	398,675
Station Casinos LLC 5% 10/1/25 (a)	1,145,000	1,144,576
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	2,500,000	2,596,875
7.25% 11/30/21 (a)	3,000,000	3,180,000
Viking Cruises Ltd. 5.875% 9/15/27 (a)	520,000	525,850
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,260,000	1,284,406
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	395,000	400,925
5.5% 10/1/27 (a)	1,185,000	1,199,813
Yum! Brands, Inc.:
3.875% 11/1/23	730,000	735,475
5.35% 11/1/43	1,415,000	1,361,938
		39,010,038
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. 5.875% 10/15/27 (a)	1,010,000	1,012,525
CalAtlantic Group, Inc. 5.25% 6/1/26	2,530,000	2,656,500
Lennar Corp. 4.75% 11/29/27 (a)	710,000	725,975
M.D.C. Holdings, Inc. 6% 1/15/43	345,000	340,688
M/I Homes, Inc. 5.625% 8/1/25	285,000	289,275
PulteGroup, Inc. 5% 1/15/27	2,000,000	2,104,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	5,000,000	5,187,500
Toll Brothers Finance Corp. 4.875% 3/15/27	860,000	890,100
TRI Pointe Homes, Inc. 5.25% 6/1/27	745,000	760,757
William Lyon Homes, Inc. 7% 8/15/22	485,000	500,763
		14,468,683
Internet & Direct Marketing Retail - 0.2%
Netflix, Inc.:
4.375% 11/15/26	3,515,000	3,449,094
4.875% 4/15/28 (a)	1,250,000	1,235,938
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (a)	1,565,000	1,611,950
		6,296,982
Media - 1.4%
AMC Entertainment Holdings, Inc. 5.875% 11/15/26	415,000	406,181
AMC Networks, Inc.:
4.75% 12/15/22	2,559,000	2,618,753
4.75% 8/1/25	1,010,000	1,002,425
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	340,000	357,000
5.875% 3/15/25	150,000	158,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	1,710,000	1,708,931
5% 2/1/28 (a)	3,100,000	3,038,000
5.125% 2/15/23	4,000,000	4,100,000
5.125% 5/1/23 (a)	2,195,000	2,271,825
5.125% 5/1/27 (a)	2,350,000	2,327,969
5.5% 5/1/26 (a)	5,360,000	5,485,638
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,650,000	2,686,438
E.W. Scripps Co. 5.125% 5/15/25 (a)	445,000	443,888
MDC Partners, Inc. 6.5% 5/1/24 (a)	2,100,000	2,110,500
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	320,000	329,392
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,625,000	1,637,513
5% 8/1/27 (a)	1,060,000	1,071,925
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	2,000,000	2,067,500
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,970,000	3,101,274
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	2,000,000	2,000,000
6% 1/15/27 (a)	2,000,000	1,969,000
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	620,000	625,611
		41,518,013
Multiline Retail - 0.1%
JC Penney Corp., Inc.:
5.65% 6/1/20	570,000	527,250
7.4% 4/1/37	3,375,000	2,126,250
		2,653,500
Specialty Retail - 0.1%
Jaguar Land Rover PLC 4.5% 10/1/27 (a)	1,050,000	1,040,156

TOTAL CONSUMER DISCRETIONARY		107,358,254

CONSUMER STAPLES - 0.7%
Beverages - 0.0%
Cott Holdings, Inc. 5.5% 4/1/25 (a)	515,000	530,708
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25	1,000,000	889,700
Albertsons, Inc.:
6.625% 6/1/28	1,000,000	775,000
7.75% 6/15/26	1,000,000	870,000
8% 5/1/31	7,000,000	5,977,370
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	885,000	818,625
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	225,000	223,875
		9,554,570
Food Products - 0.3%
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,765,000	1,738,790
5.15% 3/15/34	75,000	75,563
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	330,000	341,138
4.875% 11/1/26 (a)	5,000,000	5,262,500
Post Holdings, Inc.:
5% 8/15/26 (a)	865,000	857,431
5.625% 1/15/28 (a)	865,000	871,488
5.75% 3/1/27 (a)	720,000	734,616
		9,881,526
Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (a)	1,885,000	1,965,113

TOTAL CONSUMER STAPLES		21,931,917

ENERGY - 3.1%
Energy Equipment & Services - 0.7%
Calfrac Holdings LP 7.5% 12/1/20 (a)	355,000	349,675
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	775,000	807,938
Ensco PLC:
4.5% 10/1/24	5,415,000	4,392,919
5.2% 3/15/25	5,000,000	4,100,000
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	520,000	553,800
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,000,000	1,990,000
FTS International, Inc.:
3 month U.S. LIBOR + 7.500% 8.82% 6/15/20 (a)(b)(c)	200,000	204,000
6.25% 5/1/22	255,000	246,713
Jonah Energy LLC 7.25% 10/15/25 (a)	735,000	742,350
Nabors Industries, Inc. 5.5% 1/15/23	1,075,000	1,040,063
Noble Holding International Ltd.:
4.625% 3/1/21	320,000	293,600
5.25% 3/15/42	510,000	303,450
6.2% 8/1/40	2,000,000	1,300,000
7.7% 4/1/25 (b)	745,000	627,663
7.75% 1/15/24	695,000	601,175
Precision Drilling Corp.:
5.25% 11/15/24	345,000	323,438
6.5% 12/15/21	223,000	226,903
7.125% 1/15/26 (a)	430,000	433,229
7.75% 12/15/23	510,000	526,575
SESI LLC 7.75% 9/15/24 (a)	325,000	334,750
Summit Midstream Holdings LLC 5.75% 4/15/25	850,000	852,125
		20,250,366
Oil, Gas & Consumable Fuels - 2.4%
Antero Resources Corp.:
5% 3/1/25	3,610,000	3,673,175
5.125% 12/1/22	780,000	799,500
California Resources Corp. 8% 12/15/22 (a)	1,345,000	995,300
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (a)	565,000	582,656
5.875% 3/31/25	2,230,000	2,416,763
7% 6/30/24	2,500,000	2,837,500
Chesapeake Energy Corp.:
4.875% 4/15/22	2,000,000	1,860,000
5.75% 3/15/23	1,985,000	1,826,200
8% 1/15/25 (a)	1,660,000	1,651,700
8% 6/15/27 (a)	875,000	838,075
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.07% 6/15/22 (a)(b)(c)	3,140,000	3,126,788
6.875% 6/15/25 (a)	990,000	1,051,875
Continental Resources, Inc.:
3.8% 6/1/24	1,065,000	1,049,025
4.5% 4/15/23	945,000	963,900
4.9% 6/1/44	335,000	318,250
Covey Park Energy LLC 7.5% 5/15/25 (a)	1,045,000	1,092,025
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	900,000	927,000
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,605,000	2,676,638
Denbury Resources, Inc. 9% 5/15/21 (a)	1,070,000	1,029,875
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	230,000	232,875
5.75% 1/30/28 (a)	230,000	232,588
Energy Transfer Equity LP 4.25% 3/15/23	1,035,000	1,042,763
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	1,695,000	1,695,000
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (a)	740,000	788,100
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	3,000,000	3,060,000
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	685,000	702,981
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	265,000	265,663
5.75% 10/1/25 (a)	1,000,000	1,030,300
Newfield Exploration Co. 5.375% 1/1/26	335,000	356,775
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	225,000	218,250
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	135,000	138,375
4.875% 8/15/27 (a)	135,000	140,153
Oasis Petroleum, Inc. 6.875% 1/15/23	3,500,000	3,565,625
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	170,000	170,850
5.375% 1/15/25 (a)	90,000	91,125
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	175,000	183,750
PBF Logistics LP/PBF Logistics Finance, Inc.:
6.875% 5/15/23 (a)	820,000	848,700
6.875% 5/15/23	2,125,000	2,199,375
PDC Energy, Inc. 5.75% 5/15/26 (a)	1,065,000	1,102,275
Range Resources Corp.:
4.875% 5/15/25	790,000	770,250
5% 8/15/22	460,000	458,275
5% 3/15/23	1,790,000	1,772,100
SemGroup Corp. 7.25% 3/15/26 (a)	505,000	516,363
Southwestern Energy Co. 4.1% 3/15/22	410,000	402,825
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (a)	1,385,000	1,374,613
5.125% 2/1/25	2,000,000	2,045,000
5.375% 2/1/27	3,000,000	3,075,000
The Williams Companies, Inc.:
3.7% 1/15/23	3,980,000	3,980,000
4.55% 6/24/24	610,000	632,113
Whiting Petroleum Corp.:
5% 3/15/19	1,300,000	1,309,750
5.75% 3/15/21	975,000	979,875
6.25% 4/1/23	475,000	475,000
WPX Energy, Inc.:
5.25% 9/15/24	2,420,000	2,377,650
6% 1/15/22	4,000,000	4,120,000
		72,070,582

TOTAL ENERGY		92,320,948

FINANCIALS - 1.1%
Capital Markets - 0.3%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	1,530,000	1,116,900
MSCI, Inc. 4.75% 8/1/26 (a)	7,775,000	8,220,508
		9,337,408
Consumer Finance - 0.1%
SLM Corp. 5.5% 1/25/23	1,240,000	1,241,550
Diversified Financial Services - 0.6%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	250,000	271,875
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	1,570,000	1,571,963
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	2,795,000	2,857,888
6% 8/1/20	2,500,000	2,575,000
6.25% 2/1/22	2,265,000	2,355,600
6.75% 2/1/24	1,975,000	2,073,750
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.36% 12/21/65 (a)(b)(c)	1,000,000	960,000
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	200,000	214,500
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	365,000	379,600
James Hardie International Finance Ltd.:
4.75% 1/15/25 (a)(d)	390,000	396,825
5% 1/15/28 (a)(d)	395,000	401,913
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)	490,000	469,175
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	2,000,000	2,250,000
Tempo Acquisition LLC:
6.75% 6/1/25 (a)	855,000	860,344
6.75% 6/1/25 (a)	480,000	483,000
		18,121,433
Insurance - 0.1%
Acrisure LLC 7% 11/15/25 (a)	795,000	784,069
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	1,495,000	1,513,688
		2,297,757
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc.:
4.75% 3/15/25 (a)	515,000	513,713
5% 12/15/21	310,000	322,788
		836,501

TOTAL FINANCIALS		31,834,649

HEALTH CARE - 1.3%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	3,000,000	2,940,000
Health Care Equipment & Supplies - 0.1%
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	380,000	376,200
Teleflex, Inc.:
4.625% 11/15/27	220,000	225,225
4.875% 6/1/26	2,750,000	2,848,698
		3,450,123
Health Care Providers & Services - 0.7%
Community Health Systems, Inc.:
5.125% 8/1/21	970,000	909,375
6.25% 3/31/23	1,220,000	1,140,700
6.875% 2/1/22	3,340,000	2,012,350
HCA Holdings, Inc.:
4.5% 2/15/27	1,925,000	1,951,950
5% 3/15/24	3,000,000	3,150,000
HealthSouth Corp. 5.75% 9/15/25	1,255,000	1,302,063
Kindred Healthcare, Inc. 8.75% 1/15/23	420,000	420,000
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(b)	1,010,000	1,050,804
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	3,000,000	3,097,500
Tenet Healthcare Corp.:
4.375% 10/1/21	975,000	975,000
4.625% 7/15/24 (a)	675,000	664,875
THC Escrow Corp. III 5.125% 5/1/25 (a)	915,000	880,688
Wellcare Health Plans, Inc. 5.25% 4/1/25	895,000	947,581
		18,502,886
Pharmaceuticals - 0.4%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	695,000	703,688
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	2,485,000	2,460,150
5.5% 11/1/25 (a)	780,000	789,828
5.625% 12/1/21 (a)	4,795,000	4,459,350
5.875% 5/15/23 (a)	2,175,000	1,902,690
6.125% 4/15/25 (a)	1,510,000	1,294,825
6.5% 3/15/22 (a)	670,000	703,500
VPI Escrow Corp. 6.375% 10/15/20 (a)	303,000	302,621
		12,616,652

TOTAL HEALTH CARE		37,509,661

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.4%
Bombardier, Inc.:
6.125% 1/15/23 (a)	1,250,000	1,230,250
7.5% 12/1/24 (a)	530,000	534,452
DAE Funding LLC:
4% 8/1/20 (a)	315,000	316,339
4.5% 8/1/22 (a)	395,000	393,025
5% 8/1/24 (a)	1,290,000	1,290,000
TransDigm, Inc.:
6% 7/15/22	1,470,000	1,515,938
6.375% 6/15/26	3,145,000	3,192,175
6.5% 5/15/25	1,805,000	1,842,183
		10,314,362
Airlines - 0.3%
Allegiant Travel Co. 5.5% 7/15/19	3,500,000	3,609,375
American Airlines Group, Inc. 4.625% 3/1/20 (a)	1,855,000	1,889,410
United Continental Holdings, Inc. 4.25% 10/1/22	2,050,000	2,055,125
		7,553,910
Building Products - 0.1%
Building Materials Corp. of America 5% 2/15/27 (a)	1,015,000	1,055,600
HD Supply, Inc. 5.75% 4/15/24 (a)	660,000	702,900
		1,758,500
Commercial Services & Supplies - 0.1%
APX Group, Inc. 7.625% 9/1/23	765,000	808,988
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,030,000	1,092,109
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (a)	210,000	214,263
Multi-Color Corp. 4.875% 11/1/25 (a)	1,250,000	1,259,375
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	755,000	716,148
		4,090,883
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (a)	715,000	763,263
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	3,240,000	2,745,900
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	410,000	322,875
11.25% 8/15/22 (a)	850,000	821,313
		3,890,088
Professional Services - 0.0%
IHS Markit Ltd. 4% 3/1/26 (a)	240,000	241,800
Trading Companies & Distributors - 0.2%
Ashtead Capital, Inc.:
4.125% 8/15/25 (a)	400,000	403,000
4.375% 8/15/27 (a)	420,000	428,135
Avantor, Inc.:
6% 10/1/24 (a)	780,000	780,488
9% 10/1/25 (a)	1,415,000	1,390,238
FLY Leasing Ltd.:
5.25% 10/15/24	425,000	426,063
6.375% 10/15/21	2,000,000	2,087,500
H&E Equipment Services, Inc. 5.625% 9/1/25 (a)	695,000	728,013
		6,243,437

TOTAL INDUSTRIALS		34,856,243

INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.1%
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	1,495,000	1,696,825
VeriSign, Inc.:
4.75% 7/15/27	520,000	536,250
5.25% 4/1/25	1,260,000	1,371,825
		3,604,900
IT Services - 0.0%
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	115,000	121,038
Gartner, Inc. 5.125% 4/1/25 (a)	350,000	365,750
		486,788
Semiconductors & Semiconductor Equipment - 0.2%
Entegris, Inc. 4.625% 2/10/26 (a)	470,000	478,813
Micron Technology, Inc. 5.625% 1/15/26 (a)	2,500,000	2,637,500
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	1,115,000	1,135,906
4.625% 6/1/23 (a)	800,000	845,128
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,000,000	1,087,500
Versum Materials, Inc. 5.5% 9/30/24 (a)	70,000	74,900
		6,259,747
Software - 0.2%
CDK Global, Inc. 4.875% 6/1/27 (a)	485,000	499,550
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	30,000	31,200
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	100,000	112,000
Nuance Communications, Inc. 5.375% 8/15/20 (a)	190,000	192,660
Open Text Corp. 5.875% 6/1/26 (a)	3,330,000	3,613,050
Symantec Corp. 5% 4/15/25 (a)	1,140,000	1,196,430
		5,644,890
Technology Hardware, Storage & Peripherals - 0.1%
EMC Corp. 2.65% 6/1/20	1,530,000	1,512,891

TOTAL INFORMATION TECHNOLOGY		17,509,216

MATERIALS - 2.0%
Chemicals - 0.5%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	1,005,000	1,050,225
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	1,360,000	1,465,400
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,020,000	1,032,750
5.25% 6/1/27 (a)	930,000	939,300
Olin Corp. 5.125% 9/15/27	1,495,000	1,569,750
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	555,000	559,163
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	2,480,000	2,613,300
TPC Group, Inc. 8.75% 12/15/20 (a)	2,110,000	2,094,175
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,240,000	1,294,101
Tronox Finance PLC 5.75% 10/1/25 (a)	245,000	254,800
Valvoline, Inc. 4.375% 8/15/25 (a)	1,025,000	1,030,125
		13,903,089
Construction Materials - 0.2%
CEMEX S.A.B. de CV:
5.7% 1/11/25 (a)	2,000,000	2,100,000
7.75% 4/16/26 (a)	3,000,000	3,396,900
Eagle Materials, Inc. 4.5% 8/1/26	125,000	130,469
		5,627,369
Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	795,000	812,788
4.625% 5/15/23 (a)	9,500,000	9,749,375
6% 2/15/25 (a)	1,480,000	1,572,648
7.25% 5/15/24 (a)	1,500,000	1,642,500
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	3,000,000	3,015,000
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	2,000,000	2,125,000
Silgan Holdings, Inc. 4.75% 3/15/25 (a)	695,000	712,375
		19,629,686
Metals & Mining - 0.6%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	420,000	446,250
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (a)	1,260,000	1,224,720
Commercial Metals Co. 5.375% 7/15/27	1,740,000	1,779,150
Constellium NV 5.875% 2/15/26 (a)	820,000	849,807
First Quantum Minerals Ltd.:
7% 2/15/21 (a)	990,000	1,027,125
7.25% 5/15/22 (a)	565,000	586,188
7.25% 4/1/23 (a)	1,320,000	1,395,900
7.5% 4/1/25 (a)	870,000	925,463
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,130,000	1,148,351
5.125% 5/15/24 (a)	1,030,000	1,055,750
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,480,000	1,459,650
3.875% 3/15/23	160,000	158,176
4.55% 11/14/24	6,000,000	5,985,000
Steel Dynamics, Inc. 4.125% 9/15/25 (a)	1,125,000	1,127,813
		19,169,343

TOTAL MATERIALS		58,329,487

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,170,000	1,196,325
Equinix, Inc.:
5.375% 4/1/23	1,885,000	1,943,058
5.375% 5/15/27	425,000	459,808
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	595,000	620,288
5.25% 8/1/26	1,035,000	1,090,631
SBA Communications Corp. 4.875% 9/1/24	860,000	890,100
		6,200,210
Real Estate Management & Development - 0.1%
Howard Hughes Corp. 5.375% 3/15/25 (a)	935,000	960,713
Mattamy Group Corp.:
6.5% 10/1/25 (a)	470,000	492,325
6.875% 12/15/23 (a)	2,200,000	2,310,110
		3,763,148

TOTAL REAL ESTATE		9,963,358

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
Altice Financing SA 7.5% 5/15/26 (a)	2,330,000	2,434,850
Altice Finco SA 7.625% 2/15/25 (a)	890,000	892,225
Frontier Communications Corp. 10.5% 9/15/22	1,005,000	796,463
Level 3 Financing, Inc. 5.25% 3/15/26	590,000	578,569
Sable International Finance Ltd. 6.875% 8/1/22 (a)	1,460,000	1,562,200
Sprint Capital Corp. 6.875% 11/15/28	3,335,000	3,422,544
Telecom Italia Capital SA 6.375% 11/15/33	320,000	369,600
Telecom Italia SpA 5.303% 5/30/24 (a)	1,970,000	2,101,104
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)(d)	1,200,000	1,197,000
		13,354,555
Wireless Telecommunication Services - 0.4%
Inmarsat Finance PLC 4.875% 5/15/22 (a)	560,000	569,100
Sprint Communications, Inc. 6% 11/15/22	3,050,000	3,080,500
Sprint Corp.:
7.25% 9/15/21	510,000	543,150
7.625% 2/15/25	1,205,000	1,279,710
7.875% 9/15/23	2,500,000	2,693,750
T-Mobile U.S.A., Inc.:
5.125% 4/15/25	995,000	1,039,775
6.375% 3/1/25	2,500,000	2,683,625
		11,889,610

TOTAL TELECOMMUNICATION SERVICES		25,244,165

UTILITIES - 0.7%
Electric Utilities - 0.2%
DPL, Inc. 6.75% 10/1/19	1,165,000	1,220,338
InterGen NV 7% 6/30/23 (a)	967,000	935,573
NRG Yield Operating LLC 5% 9/15/26	1,255,000	1,276,963
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,628,278	1,782,965
		5,215,839
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc.:
5.875% 6/1/23	865,000	893,113
7.625% 11/1/24	1,035,000	1,126,856
8.125% 1/30/26 (a)	825,000	917,813
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	360,000	363,600
4.5% 9/15/27 (a)	250,000	250,000
NRG Energy, Inc.:
5.75% 1/15/28 (a)	600,000	610,500
6.625% 1/15/27	1,910,000	2,058,025
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)(d)	275,000	275,688
5% 1/31/28 (a)(d)	280,000	281,050
6.375% 2/1/23 (a)(b)	400,000	421,600
The AES Corp.:
4.875% 5/15/23	3,000,000	3,062,760
5.125% 9/1/27	425,000	438,813
6% 5/15/26	2,000,000	2,170,000
		12,869,818
Multi-Utilities - 0.1%
Wind Tre SpA 5% 1/20/26 (a)	1,860,000	1,781,694

TOTAL UTILITIES		19,867,351

TOTAL NONCONVERTIBLE BONDS
(Cost $451,177,059)		456,725,249

Bank Loan Obligations - 1.2%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5931% 2/17/24 (b)(c)	1,201,505	1,200,760
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8498% 4/18/24 (b)(c)	852,863	856,385
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.29% 10/20/24 (b)(c)	1,360,000	1,360,571
3 month U.S. LIBOR + 7.000% 8.29% 10/20/25 (b)(c)	455,000	457,844
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.657% 8/14/24 (b)(c)	365,000	368,143
		4,243,703
Internet & Direct Marketing Retail - 0.1%
Red Ventures LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.3347% 11/8/25 (b)(c)	364,000	362,864
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.3347% 11/8/24 (b)(c)	1,370,000	1,362,725
		1,725,589
Media - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5003% 12/15/22 (b)(c)	817,913	819,958
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3/2/24 (b)(c)(e)	300,000	301,875
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 3.2439% 10/4/23 (b)(c)	363,175	364,537
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 4.3491% 1/1/26 (b)(c)	915,000	892,125
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5003% 9/30/25 (b)(c)	1,100,000	1,099,538
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5327% 8/19/23 (b)(c)	1,490,000	1,475,413
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 3.7503% 4/15/25 (b)(c)	1,660,000	1,650,040
		6,603,486
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/23/23 (b)(c)	1,294,937	1,179,687

TOTAL CONSUMER DISCRETIONARY		13,752,465

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 8.7421% 2/3/25 (b)(c)	1	1
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9921% 2/3/24 (b)(c)	1	1
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2827% 6/16/23 (b)(c)	850,725	856,680
		856,682
Food Products - 0.0%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7421% 10/7/23 (b)(c)	55,000	55,550
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 5/24/24 (b)(c)	224,438	225,174
		280,724

TOTAL CONSUMER STAPLES		1,137,406

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.016% 11/17/22 (b)(c)	475,000	466,930
FINANCIALS - 0.0%
Capital Markets - 0.0%
Duff & Phelps Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.6067% 10/5/24 (b)(c)	1	1
Insurance - 0.0%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.6473% 11/22/23 (c)	10,000	10,084
USI, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5/16/24 (b)(c)(e)	905,000	900,475
3 month U.S. LIBOR + 3.000% 4.3498% 5/16/24 (b)(c)	145,000	144,607
		1,055,166

TOTAL FINANCIALS		1,055,167

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.75% 4/1/22 (b)(c)	901,557	913,503
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0998% 6/9/23 (b)(c)	783,342	783,420
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.346% 8/22/24 (b)(c)	1,002,488	1,006,939
		1,790,359
Airlines - 0.0%
American Airlines, Inc. term loan 3 month U.S. LIBOR + 2.000% 3.2503% 12/14/23 (c)	330,000	329,548
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.6149% 6/21/24 (b)(c)	1,486,275	1,492,413
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (b)(c)	415,000	417,336
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8498% 4/7/21 (b)(c)	989,744	991,911
		2,901,660

TOTAL INDUSTRIALS		5,021,567

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2423% 2/1/24 (b)(c)	412,925	409,572
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.3129% 1/19/21 (b)(c)	462,675	463,170
		872,742
Electronic Equipment & Components - 0.1%
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 2/15/24 (b)(c)	1,660,158	1,664,541
Internet Software & Services - 0.0%
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3847% 11/3/23 (b)(c)	463,163	462,417
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 4.8129% 9/15/20 (b)(c)	2,886,275	2,885,553
Software - 0.0%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.7288% 6/13/25 (b)(c)	55,000	54,973
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 6/13/24 (b)(c)	259,350	259,008
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5739% 9/19/24 (b)(c)	1	1
Compuware Corp. term loan 3 month U.S. LIBOR + 8.250% 9.6161% 12/15/22 (b)(c)	1	1
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.6% 1/20/24 (b)(c)	548,250	530,158
3 month U.S. LIBOR + 9.000% 10.35% 1/20/25 (b)(c)	340,000	327,039
		1,171,180

TOTAL INFORMATION TECHNOLOGY		7,056,433

MATERIALS - 0.0%
Chemicals - 0.0%
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3007% 5/17/24 (b)(c)	1	1
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (b)(c)	63,488	63,991
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (b)(c)	146,512	147,672
		211,664
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 1/31/26 (b)(c)(e)	935,000	906,950
3 month U.S. LIBOR + 2.750% 4.1092% 7/15/25 (b)(c)	442,775	432,148
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.6959% 2/22/24 (b)(c)	1,030,000	1,028,713
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.8498% 11/1/24 (b)(c)	1,490,000	1,502,576
3 month U.S. LIBOR + 8.250% 9.5998% 11/1/25 (b)(c)	495,000	498,406
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.1301% 7/31/25 (b)(c)	1,328,325	1,293,456
		5,662,249
Wireless Telecommunication Services - 0.0%
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.875% 2/3/24 (b)(c)	358,200	358,110

TOTAL TELECOMMUNICATION SERVICES		6,020,359

UTILITIES - 0.1%
Electric Utilities - 0.0%
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4676% 11/16/24 (b)(c)	385,000	387,888
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.454% 5/24/22 (b)(c)	1,079,575	1,082,954

TOTAL UTILITIES		1,470,842

TOTAL BANK LOAN OBLIGATIONS
(Cost $37,184,039)		37,106,336
	Shares	Value

Fixed-Income Funds - 81.9%
High Yield Fixed-Income Funds - 81.9%
Artisan High Income Fund Investor Shares	20,400,908	202,377,005
BlackRock High Yield Bond Fund Institutional Class	22,929,971	179,083,071
Eaton Vance Income Fund of Boston Class A	25,968,083	149,576,156
Fidelity Advisor High Income Advantage Fund Class I (f)	14,270,410	152,122,570
Fidelity Capital & Income Fund (f)	48,517,420	499,729,391
Fidelity High Income Fund (f)	8,385,045	75,297,705
Hotchkis & Wiley High Yield Fund Class A	31,682,924	384,630,699
Janus Henderson High-Yield Fund T Shares	7,431,158	62,793,285
MainStay High Yield Corporate Bond Fund Class A	46,982,213	269,677,901
Prudential High Yield Fund	24,728,925	136,998,246
T. Rowe Price High Yield Fund I Class	41,021,368	277,304,445
Third Avenue Focused Credit Fund Institutional Class (g)	7,030,125	6,752,435
TOTAL FIXED-INCOME FUNDS
(Cost $2,271,377,187)		2,396,342,909
	Principal Amount	Value

Preferred Securities - 0.9%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Andeavor Logistics LP 6.875% (b)(h)	1,330,000	1,346,359
FINANCIALS - 0.8%
Banks - 0.7%
Bank of America Corp. 6.25% (b)(h)	6,000,000	6,735,124
Barclays Bank PLC 7.625% 11/21/22	2,300,000	2,624,085
Barclays PLC 8.25% (b)(h)	1,380,000	1,478,686
Citigroup, Inc.:
5.95% (b)(h)	510,000	550,866
5.95% (b)(h)	5,000,000	5,331,710
Credit Agricole SA 6.625% (a)(b)(h)	2,255,000	2,375,125
Royal Bank of Scotland Group PLC:
7.5% (b)(h)	725,000	777,580
8.625% (b)(h)	2,000,000	2,284,382
		22,157,558
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5% (b)(h)	2,000,000	1,993,289

TOTAL FINANCIALS		24,150,847

TOTAL PREFERRED SECURITIES
(Cost $24,040,496)		25,497,206
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 1.13% (i)	8,006,933	8,008,534
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (j)	477	477
TOTAL MONEY MARKET FUNDS
(Cost $8,009,011)		8,009,011
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,791,787,792)		2,923,680,711
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,986,915
NET ASSETS - 100%		$2,925,667,626

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $243,355,980 or 8.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Affiliated Fund

 (g) Level 3 security

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$96,077
Total	$96,077

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor High Income Advantage Fund Class I	$182,078,055	$5,002,748	$38,830,903	$5,002,748	$1,267,336	$2,605,334	$152,122,570
Fidelity Capital & Income Fund	527,599,440	23,161,796	62,042,965	14,189,021	4,500,865	6,510,255	499,729,391
Fidelity High Income Fund	98,585,911	3,070,178	27,134,633	3,070,179	1,366,724	(590,475)	75,297,705
Total	$808,263,406	$31,234,722	$128,008,501	$22,261,948	$7,134,925	$8,525,114	$727,149,666

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$456,725,249	$--	$456,725,249	$--
Bank Loan Obligations	37,106,336	--	37,106,336	--
Fixed-Income Funds	2,396,342,909	2,389,590,474	--	6,752,435
Preferred Securities	25,497,206	--	25,497,206	--
Money Market Funds	8,009,011	8,009,011	--	--
Total Investments in Securities:	$2,923,680,711	$2,397,599,485	$519,328,791	$6,752,435

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

November 30, 2017

SAE-QTLY-0118
1.918362.107

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 46.8%
	Shares	Value
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.3%
Fuyao Glass Industries Group Co. Ltd.	1,385,050	$5,514,856
Gmb Korea Corp.	7,110	51,048
MAHLE Metal Leve SA	11,100	76,635
Motherson Sumi Systems Ltd.	922,251	5,222,609
Seoyon Co. Ltd.	3,023	22,093
Sewon Precision Industries Co. Ltd.	522	7,726
Sharda Motor Industries Ltd. (a)	583	20,838
Tianneng Power International Ltd.	1,962,000	1,665,533
TVS Srichakra Ltd.	1,650	84,964
Xingda International Holdings Ltd.	263,000	91,594
Yoo Sung Enterprise	12,785	44,192
		12,802,088
Automobiles - 1.5%
Bajaj Auto Ltd.	123,922	6,351,747
Chongqing Changan Automobile Co. Ltd.:
(B Shares)	1,731,307	1,631,520
Class A	858,563	1,706,025
Geely Automobile Holdings Ltd.	3,591,000	12,506,187
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,926,000	7,342,958
Hero Motocorp Ltd.	165,906	9,347,873
Hyundai Motor Co.	74,155	11,214,070
Kia Motors Corp.	213,768	6,612,789
Maruti Suzuki India Ltd.	27,024	3,603,382
PT Astra International Tbk	6,698,400	3,949,412
Tata Motors Ltd. (a)	618,958	3,878,925
Tofas Turk Otomobil Fabrikasi A/S	876,580	6,984,166
		75,129,054
Distributors - 0.1%
Imperial Holdings Ltd.	356,344	5,905,203
Diversified Consumer Services - 0.3%
Estacio Participacoes SA	665,800	6,234,025
Kroton Educacional SA	50,500	279,540
New Oriental Education & Technology Group, Inc. sponsored ADR	103,930	8,819,500
Ser Educacional SA	32,900	296,391
TAL Education Group ADR	56,100	1,564,068
Visang Education, Inc.	9,614	105,616
		17,299,140
Hotels, Restaurants & Leisure - 0.2%
Bloomberry Resorts Corp. (a)	835,900	175,565
Genting Bhd	141,700	304,917
Sands China Ltd.	1,912,722	9,294,034
		9,774,516
Household Durables - 1.0%
Coway Co. Ltd.	44,367	3,911,430
Cyrela Brazil Realty SA	767,177	2,854,547
Guangdong Kelon Electrical Holdings Ltd. Series H	130,000	142,981
Haier Electronics Group Co. Ltd.	4,451,454	11,912,113
IFB Industries Ltd. (a)	5,833	127,301
Kang Yong Electric PCL NVDR	5,000	72,224
LG Electronics, Inc.	126,844	10,494,684
Midea Group Co. Ltd. Class A	1,838,274	14,227,494
MRV Engenharia e Participacoes SA	880,835	3,592,279
Nien Made Enterprise Co. Ltd.	204,882	1,876,521
Vestel Elektonik Sanayi ve Ticaret A/S (a)	269,289	472,437
		49,684,011
Internet & Direct Marketing Retail - 0.3%
Ctrip.com International Ltd. ADR (a)	185,069	8,527,980
JD.com, Inc. sponsored ADR (a)	146,570	5,489,047
		14,017,027
Leisure Products - 0.0%
Advanced International Multitech Co. Ltd.	28,000	32,639
Media - 0.6%
Hyundai HCN	154,083	517,017
Naspers Ltd. Class N	109,483	29,437,955
Smiles Fidelidade SA	20,700	474,270
YeaRimDang Publishing Co. Ltd. (a)	7,300	69,458
		30,498,700
Multiline Retail - 0.3%
Lojas Renner SA	980,390	10,161,949
Magazine Luiza SA	81,600	1,416,399
PT Matahari Department Store Tbk	1,281,600	1,004,359
S.A.C.I. Falabella	343,047	2,898,690
Woolworths Holdings Ltd.	199,812	844,994
		16,326,391
Specialty Retail - 0.2%
Cia. Hering SA	69,000	535,188
Lewis Group Ltd.	11,913	21,403
Mr Price Group Ltd.	195,162	2,959,945
Padini Holdings Bhd	297,300	367,127
SSI Group, Inc. (a)	417,000	26,915
Super Group Ltd. (a)	39,896	116,066
Zhongsheng Group Holdings Ltd. Class H	2,213,500	4,545,949
		8,572,593
Textiles, Apparel & Luxury Goods - 0.1%
Arezzo Industria e Comercio SA	59,600	841,350
CECEP COSTIN New Materials Group Ltd. (a)(b)	741,000	56,926
Grendene SA	48,500	384,480
Guararapes Confeccoes SA	6,100	272,552
LG Fashion Corp.	4,659	131,489
Li Ning Co. Ltd. (a)	3,741,000	2,907,482
LPP SA	63	145,899
Weiqiao Textile Co. Ltd. (H Shares)	426,500	211,881
		4,952,059

TOTAL CONSUMER DISCRETIONARY		244,993,421

CONSUMER STAPLES - 3.8%
Beverages - 0.6%
Ambev SA	1,845,059	11,588,512
Anheuser-Busch InBev SA NV	14,012	1,605,261
Compania Cervecerias Unidas SA sponsored ADR (c)	3,159	80,491
Embotelladora Andina SA sponsored ADR	2,868	76,231
Fomento Economico Mexicano S.A.B. de CV:
unit	240,800	2,174,225
sponsored ADR	120,571	10,847,773
Kweichow Moutai Co. Ltd. (A Shares)	20,758	1,980,764
Pepsi-Cola Products Philippines, Inc.	677,100	31,853
		28,385,110
Food & Staples Retailing - 1.3%
BGFretail Co. Ltd. (b)	76,580	5,568,635
Bidcorp Ltd.	122,412	2,633,264
Bim Birlesik Magazalar A/S JSC	432,994	7,999,979
C.P. ALL PCL (For. Reg.)	5,326,900	11,900,591
Clicks Group Ltd.	150,363	1,900,944
Drogasil SA	477,634	12,840,212
Magnit OJSC GDR (Reg. S)	133,005	3,513,992
O'Key Group SA GDR (Reg. S)	545,018	1,438,848
President Chain Store Corp.	380,000	3,594,338
Shoprite Holdings Ltd.	308,249	5,121,001
Wal-Mart de Mexico SA de CV Series V	3,566,400	8,405,421
X5 Retail Group NV GDR (Reg. S) (a)	45,983	1,705,969
		66,623,194
Food Products - 1.1%
Astral Foods Ltd.	6,363	102,068
Avanti Feeds Ltd.	1,673	67,758
Boustead Plantations Bhd	59,500	25,171
Brasil Foods SA (a)	135,200	1,589,301
China Mengniu Dairy Co. Ltd.	5,850,496	14,861,922
GFPT PCL NVDR	153,600	64,400
Gruma S.A.B. de CV Series B	947,682	11,749,433
Industrias Bachoco SA de CV Series B	36,288	176,716
JBS SA	1,033,800	2,498,086
JUHAYNA Food Industries	1,819,288	1,011,373
M. Dias Branco SA	475,800	6,802,438
Orion Corp./Republic of Korea	30,780	3,239,896
Thai Vegetable Oil PCL NVDR unit	97,000	90,540
Tiger Brands Ltd.	281,336	8,563,568
Unified-President Enterprises Corp.	1,401,000	2,972,313
Universal Robina Corp.	1,137,680	2,985,679
		56,800,662
Personal Products - 0.5%
AMOREPACIFIC Corp.	20,788	5,905,112
AMOREPACIFIC Group, Inc.	15,871	2,152,054
China King-highway Holdings Ltd.	165,627	167,487
Hengan International Group Co. Ltd.	584,500	5,698,953
LG Household & Health Care Ltd.	10,097	10,887,980
		24,811,586
Tobacco - 0.3%
ITC Ltd.	3,572,225	14,183,101
PT Gudang Garam Tbk	82,700	467,885
		14,650,986

TOTAL CONSUMER STAPLES		191,271,538

ENERGY - 3.2%
Energy Equipment & Services - 0.1%
China Oilfield Services Ltd. (H Shares)	1,542,000	1,421,535
Ezion Holdings Ltd. (a)(b)	8,366,690	1,222,184
Ezion Holdings Ltd. warrants 4/24/20 (a)(b)	1,376,848	30,628
Petrofac Ltd.	274,881	1,563,577
Tenaris SA sponsored ADR	58,400	1,707,616
		5,945,540
Oil, Gas & Consumable Fuels - 3.1%
Bangchak Petroleum PCL:
(For. Reg.)	520,100	596,883
NVDR	570,600	654,838
Banpu PCL NVDR unit	1,074,400	562,255
Bharat Petroleum Corp. Ltd.	2,967,240	23,182,569
Chennai Petroleum Corp. Ltd. (a)	48,872	322,075
China Shenhua Energy Co. Ltd. (H Shares)	15,000	36,914
CNOOC Ltd.	10,024,000	13,747,753
Cosan Ltd. Class A	576,865	5,341,770
Ecopetrol SA ADR (c)	30,625	355,250
Formosa Petrochemical Corp.	137,000	483,664
Grupa Lotos SA	11,091	176,944
Hindustan Petroleum Corp. Ltd.	1,303,165	8,420,358
Indian Oil Corp. Ltd.	1,014,181	6,188,250
IRPC PCL NVDR	14,815,200	2,811,061
Kosmos Energy Ltd. (a)	434,993	3,471,244
Lukoil PJSC	33,827	1,899,685
Lukoil PJSC sponsored ADR	175,061	9,724,639
Oil & Natural Gas Corp. Ltd.	501,709	1,405,392
Ophir Energy PLC (a)	1,578,025	1,387,179
Petroleo Brasileiro SA - Petrobras (ON) (a)	905,000	4,409,644
Petronet LNG Ltd.	966,998	3,772,627
Polish Oil & Gas Co. SA	975,843	1,667,162
Polski Koncern Naftowy Orlen SA	283,078	8,886,414
PT Adaro Energy Tbk	22,274,600	2,799,558
PT Harum Energy Tbk (a)	875,400	132,028
PT Indo Tambangraya Megah Tbk	395,800	618,895
PT Tambang Batubara Bukit Asam Tbk	176,400	146,717
PT United Tractors Tbk	2,430,000	6,018,409
PTT Exploration and Production PCL NVDR	737,400	2,059,241
PTT PCL NVDR	391,700	4,938,805
Reliance Industries Ltd.	962,850	13,758,946
SK Energy Co. Ltd.	37,352	7,090,728
Star Petroleum Refining PCL	5,904,600	2,927,363
Star Petroleum Refining PCL unit	2,932,400	1,453,816
Susco Public Co. Ltd. unit	267,500	31,436
Thai Oil PCL NVDR	591,600	1,683,768
Tullow Oil PLC (a)	1,348,390	3,255,059
Tupras Turkiye Petrol Rafinerileri A/S	150,096	4,645,582
Ultrapar Participacoes SA	102,900	2,206,718
		153,271,639

TOTAL ENERGY		159,217,179

FINANCIALS - 11.8%
Banks - 7.9%
Agricultural Bank of China Ltd. (H Shares)	15,737,000	7,314,240
Akbank T.A.S.	361,132	829,075
Axis Bank Ltd.	1,320,765	10,965,073
Axis Bank Ltd. GDR (Reg. S)	139,075	5,709,029
Banco do Brasil SA	530,900	4,854,156
Banco Santander Chile sponsored ADR	150,700	4,139,729
Bangkok Bank PCL NVDR	118,800	725,321
Bank Millennium SA (a)	48,101	111,887
Bank of China Ltd. (H Shares)	38,641,000	18,751,162
Bank Polska Kasa Opieki SA	197,288	7,154,698
Barclays Africa Group Ltd.	915,806	10,535,609
BDO Unibank, Inc.	735,250	2,127,596
Bumiputra-Commerce Holdings Bhd	247,900	366,743
Capitec Bank Holdings Ltd.	27,450	1,971,016
China Construction Bank Corp. (H Shares)	35,068,000	30,577,272
Chinatrust Financial Holding Co. Ltd.	12,482,058	8,314,443
Chinatrust Financial Holding Co. Ltd. rights 12/15/17 (a)(b)	170,957	20,786
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	34,000	24,074
Credicorp Ltd. (United States)	47,567	10,038,064
E.SUN Financial Holdings Co. Ltd.	4,727,982	2,921,035
Emirates NBD Bank PJSC (a)	5,000	11,094
Grupo Aval Acciones y Valores SA ADR	182,700	1,489,005
Grupo Elektra SA de CV	6,625	282,514
Grupo Financiero Banorte S.A.B. de CV Series O	2,355,941	13,818,207
Grupo Financiero Santander Mexico S.A.B. de CV sponsored ADR	153,307	1,246,386
Hana Financial Group, Inc.	370,580	16,164,978
HDFC Bank Ltd.	253,455	7,318,502
ICICI Bank Ltd.	735,995	3,528,412
ICICI Bank Ltd. sponsored ADR	1,370,072	13,070,487
Indian Bank	7,888	48,026
Industrial & Commercial Bank of China Ltd. (H Shares)	32,627,000	25,357,501
Kasikornbank PCL (For. Reg.)	934,400	6,691,443
KB Financial Group, Inc.	210,604	11,633,716
Kiatnakin Bank PCL unit	224,000	515,853
Krung Thai Bank PCL:
(For. Reg.)	985,300	581,965
NVDR	6,107,300	3,607,262
Malayan Banking Bhd	1,316,900	2,978,683
National Bank of Abu Dhabi PJSC (a)	4,203,774	11,559,520
OTP Bank PLC	408,312	15,606,109
PT Bank Bukopin Tbk	179,200	8,148
PT Bank Central Asia Tbk	3,851,600	5,794,770
PT Bank Mandiri (Persero) Tbk	8,642,200	4,728,100
PT Bank Negara Indonesia (Persero) Tbk	8,141,200	4,875,330
PT Bank Rakyat Indonesia Tbk	35,826,000	8,502,252
PT Bank Tabungan Negara Tbk	7,212,400	1,706,320
Public Bank Bhd	957,653	4,660,055
Qatar National Bank SAQ	4,462	143,372
Sberbank of Russia	3,691,480	14,146,170
Sberbank of Russia:
sponsored ADR	1,965,381	32,055,364
sponsored ADR (United Kingdom)	500,514	8,298,522
Shinhan Financial Group Co. Ltd.	255,376	11,398,754
South Indian Bank Ltd. (a)	676,563	345,153
Standard Bank Group Ltd.	597,291	7,534,185
Standard Chartered PLC (Hong Kong) (a)	547,250	5,465,388
State Bank of India	568,056	2,821,782
Thanachart Capital PCL:
(For. Reg.)	797,900	1,373,543
NVDR	727,900	1,253,041
The Shanghai Commercial & Savings Bank Ltd.	52,564	59,575
TISCO Financial Group PCL NVDR	399,700	1,079,493
Turkiye Garanti Bankasi A/S	1,851,931	4,544,819
Turkiye Halk Bankasi A/S	1,061,449	2,407,024
Turkiye Is Bankasi A/S Series C	2,259,512	3,560,149
Turkiye Vakiflar Bankasi TAO	3,093,772	4,574,412
Woori Bank	190,705	2,840,103
Yes Bank Ltd.	661,040	3,145,808
		400,282,303
Consumer Finance - 0.3%
Kruk SA	44,005	3,515,862
Magma Fincorp Ltd.	47,053	126,370
Shriram Transport Finance Co. Ltd.	438,681	9,030,407
		12,672,639
Diversified Financial Services - 0.6%
Alexander Forbes Group Holdings Ltd.	157,668	74,724
Far East Horizon Ltd.	5,697,000	5,193,580
First Pacific Co. Ltd.	4,456,000	3,331,951
FirstRand Ltd.	2,937,871	12,070,655
Fubon Financial Holding Co. Ltd.	3,169,000	5,177,001
GT Capital Holdings, Inc.	74,450	1,701,795
Haci Omer Sabanci Holding A/S	1,618,278	4,202,836
		31,752,542
Insurance - 2.5%
AIA Group Ltd.	2,127,800	17,245,474
BB Seguridade Participacoes SA	1,154,766	9,482,384
Cathay Financial Holding Co. Ltd.	2,547,000	4,385,675
China Life Insurance Co. Ltd. (H Shares)	2,668,000	8,736,289
China Pacific Insurance (Group) Co. Ltd. (H Shares)	869,000	4,144,639
Db Insurance Co. Ltd.	51,043	3,214,280
Discovery Ltd.	655,019	7,866,437
FPC Par Corretora de Seguros	53,400	181,891
HDFC Standard Life Insurance Co. Ltd. (a)	62,217	358,406
Hyundai Fire & Marine Insurance Co. Ltd.	96,753	3,860,212
Liberty Holdings Ltd.	576,642	4,883,062
MMI Holdings Ltd.	1,835,969	2,688,025
PICC Property & Casualty Co. Ltd. (H Shares)	2,810,000	5,324,866
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,713,500	16,893,338
Porto Seguro SA	276,048	3,021,522
Powszechny Zaklad Ubezpieczen SA	883,792	11,127,684
Samsung Fire & Marine Insurance Co. Ltd.	24,144	5,770,846
Sanlam Ltd.	3,215,239	18,346,672
		127,531,702
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp. Ltd.	660,316	17,157,567
LIC Housing Finance Ltd.	738,617	6,661,182
		23,818,749

TOTAL FINANCIALS		596,057,935

HEALTH CARE - 0.5%
Biotechnology - 0.1%
Medy-Tox, Inc.	6,018	2,578,072
Health Care Equipment & Supplies - 0.0%
Hartalega Holdings Bhd	123,100	287,770
Health Care Providers & Services - 0.0%
Odontoprev SA	175,700	818,532
Qualicorp SA	34,400	322,305
Selcuk Ecza Deposu Tic A/S	122,624	103,337
		1,244,174
Pharmaceuticals - 0.4%
Aspen Pharmacare Holdings Ltd.	154,150	3,433,673
CSPC Pharmaceutical Group Ltd.	3,550,000	7,045,319
PT Kalbe Farma Tbk	35,808,056	4,235,760
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,195,000	4,080,466
		18,795,218

TOTAL HEALTH CARE		22,905,234

INDUSTRIALS - 2.1%
Airlines - 0.3%
Air Arabia PJSC (a)	282,276	95,296
AirAsia X Bhd (a)	630,800	53,987
Avianca Holdings SA sponsored ADR	104,040	801,108
Azul SA sponsored ADR	70,900	1,783,844
Cebu Air, Inc.	267,110	533,683
Copa Holdings SA Class A	20,330	2,728,083
Thai Airways International PCL NVDR (a)	404,100	211,474
Turk Hava Yollari AO (a)	1,949,931	6,104,894
		12,312,369
Building Products - 0.1%
China Liansu Group Holdings Ltd.	7,405,000	4,731,145
Trakya Cam Sanayii A/S	353,267	372,582
		5,103,727
Commercial Services & Supplies - 0.0%
Blue Label Telecoms Ltd.	119,862	138,958
Construction & Engineering - 0.1%
Gamuda Bhd	2,590,300	3,097,339
Kimlun Corp. Bhd	66,500	37,726
Larsen & Toubro Ltd.	94,138	1,775,835
Murray & Roberts Holdings Ltd.	128,238	130,435
Orascom Construction Ltd. (a)	5,919	49,541
Sunway Construction Group Bhd	303,100	177,880
Syntec Construction PCL NVDR	773,100	136,043
Tekfen Holding A/S	490,553	1,773,853
Wilson Bayly Holmes-Ovcon Ltd.	8,466	92,499
		7,271,151
Electrical Equipment - 0.2%
BizLink Holding, Inc.	504,000	4,523,830
DONGYANG E&P, Inc.	21,665	246,966
Harbin Electric Machinery Co. Ltd.(H Shares)	672,000	283,078
LS Cable Ltd.	9,264	568,043
TECO Electric & Machinery Co. Ltd.	3,726,000	3,648,440
		9,270,357
Industrial Conglomerates - 0.4%
Alfa SA de CV Series A	4,892,216	5,452,670
AntarChile SA Class A	2,925	41,795
CJ Corp.	6,147	1,104,757
Dogan Sirketler Grubu Holding A/S (a)	527,214	107,707
Hanwha Corp.	25,480	972,085
Hong Leong Industries Bhd	11,800	26,719
Koc Holding A/S	81,841	344,635
LG Corp.	7,499	627,338
Mannai Corp. (a)	8,644	125,841
San Miguel Corp.	213,760	474,470
Sembcorp Industries Ltd.	1,460,300	3,302,621
SK C&C Co. Ltd.	1,450	389,231
SM Investments Corp.	295,500	5,682,214
Turk Sise ve Cam Fabrikalari A/S	132,920	142,224
		18,794,307
Machinery - 0.1%
China Yuchai International Ltd.	26,766	702,608
Lonking Holdings Ltd.	1,068,000	378,784
Sinotruk Hong Kong Ltd.	775,000	858,338
Weichai Power Co. Ltd. (H Shares)	1,761,000	1,963,894
		3,903,624
Marine - 0.0%
MISC Bhd	87,700	151,188
Road & Rail - 0.1%
Companhia de Locacao das Americas	10,200	48,609
Globaltrans Investment PLC GDR (Reg. S)	71,086	653,991
Localiza Rent A Car SA	643,600	3,938,141
		4,640,741
Trading Companies & Distributors - 0.1%
Barloworld Ltd.	575,714	6,472,847
Transportation Infrastructure - 0.7%
Adani Ports & Special Economic Zone Ltd.	920,779	5,682,587
Airports of Thailand PCL (For. Reg.)	1,713,900	3,265,096
CCR SA	627,940	3,036,640
DP World Ltd.	427,137	10,272,645
Ecorodovias Infraestrutura e Logistica SA	318,400	1,170,127
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	162,500	1,617,488
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	4,400	788,084
Malaysia Airports Holdings Bhd	171,100	345,171
Shanghai International Airport Co. Ltd. (A Shares)	1,063,274	6,714,653
Shenzhen Expressway Co. (H Shares)	3,964,000	3,821,811
		36,714,302

TOTAL INDUSTRIALS		104,773,571

INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.1%
BYD Electronic International Co. Ltd.	325,500	779,351
ZTE Corp. (H Shares) (a)	1,438,800	5,001,622
		5,780,973
Electronic Equipment & Components - 1.7%
AAC Technology Holdings, Inc.	151,500	3,031,882
AU Optronics Corp.	995,000	422,145
CalComp Electronics PCL:
unit	287,300	27,256
(depositary receipt)	2,246,265	218,454
Coretronic Corp.	87,400	97,515
Delta Electronics, Inc.	1,380,683	6,276,877
E Ink Holdings, Inc.	144,000	255,627
Enel Chile SA sponsored ADR	176,677	948,755
General Interface Solution Holding Ltd.	8,000	63,014
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	337,200	1,887,229
HannStar Display Corp.	142,000	52,969
Hollysys Automation Technologies Ltd.	299,369	7,430,339
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,234,533	20,764,473
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	282,052	1,886,928
Inari Amertron Bhd	131,500	104,184
Innolux Corp.	4,751,039	2,072,893
INTOPS Co. Ltd.	42,282	415,907
Kingboard Chemical Holdings Ltd.	781,500	4,482,782
Largan Precision Co. Ltd.	93,000	15,920,733
LG Display Co. Ltd.	256,540	7,333,231
Lotes Co. Ltd.	8,000	45,162
Pinnacle Technology Holdings Ltd.	11,198	15,505
Samsung Electro-Mechanics Co. Ltd.	23,359	2,147,391
Sunny Optical Technology Group Co. Ltd.	490,000	8,156,053
Uil Co. Ltd.	4,594	30,365
		84,087,669
Internet Software & Services - 5.2%
58.com, Inc. ADR (a)(c)	63,922	4,585,764
Addcn Technology Co. Ltd.	6,000	45,962
Alibaba Group Holding Ltd. sponsored ADR (a)	328,282	58,132,177
Autohome, Inc. ADR Class A	68,832	3,811,228
Baidu.com, Inc. sponsored ADR (a)	130,062	31,030,192
Danawa Co. Ltd.	7,604	92,622
Mail.Ru Group Ltd. GDR (Reg. S) (a)	412,826	12,116,443
MercadoLibre, Inc.	11,600	3,191,624
Mix Telematics Ltd. sponsored ADR	6,812	80,109
Momo, Inc. ADR (a)	137,660	3,303,840
NAVER Corp.	8,686	6,388,027
NetEase, Inc. ADR	32,431	10,660,394
Pacific Online Ltd.	164,000	28,348
Phoenix New Media Ltd. ADR (a)	39,757	267,167
Tencent Holdings Ltd.	2,000,338	102,419,598
Weibo Corp. sponsored ADR (a)(c)	56,372	6,119,744
Yandex NV Series A (a)	353,409	11,701,372
Yirendai Ltd. sponsored ADR	12,587	501,718
YY, Inc. ADR (a)	59,329	6,122,160
		260,598,489
IT Services - 0.6%
Advanced Information Technology PCL NVDR	91,100	80,154
CSU Cardsystem SA	20,600	60,162
HCL Technologies Ltd.	707,525	9,303,477
Hexaware Technologies Ltd.	549,723	2,873,494
Infosys Ltd.	191,573	2,910,921
Infosys Ltd. sponsored ADR (c)	453,120	7,050,547
Luxoft Holding, Inc. (a)	82,719	4,260,029
Mphasis BFL Ltd.	82,372	931,076
Tata Consultancy Services Ltd.	39,725	1,624,358
Vakrangee Ltd. (a)	269,815	2,985,161
WNS Holdings Ltd. sponsored ADR (a)	16,573	681,647
		32,761,026
Semiconductors & Semiconductor Equipment - 3.3%
Chipbond Technology Corp.	91,000	176,090
D&O Green Technologies Bhd	470,300	77,626
Daqo New Energy Corp. ADR (a)	2,669	145,674
Darwin Precisions Corp.	285,000	325,579
Dongbu HiTek Co. Ltd. (a)	42,986	529,528
e-LITECOM Co. Ltd.	739	4,959
eMemory Technology, Inc.	274,000	3,613,789
EPISTAR Corp. (a)	1,099,000	1,976,553
Eugene Technology Co. Ltd.	2,366	47,851
Flat Glass Group Co. Ltd.	180,000	36,645
Greatek Electronics, Inc.	164,000	283,484
Holtek Semiconductor, Inc.	45,000	111,507
Lite-On Semiconductor Corp.	149,000	218,351
Macronix International Co. Ltd. (a)	147,000	232,067
Malaysian Pacific Industries BHD	39,100	123,720
MediaTek, Inc.	202,000	2,193,239
Phison Electronics Corp.	361,000	3,655,087
Radiant Opto-Electronics Corp.	382,000	824,433
Seoul Semiconductor Co. Ltd.	36,501	1,018,405
Silicon Works Co. Ltd.	1,757	84,798
SK Hynix, Inc.	620,955	43,840,781
Taiwan Semiconductor Co. Ltd.	255,000	574,122
Taiwan Semiconductor Manufacturing Co. Ltd.	12,732,000	96,072,620
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	66,332	2,626,747
Tera Semicon Co. Ltd.	11,699	307,052
Toptec Co. Ltd.	7,619	188,411
Unisem (M) Bhd	561,700	491,719
United Microelectronics Corp.	13,269,000	6,792,142
United Microelectronics Corp. sponsored ADR	353,437	901,264
Xinyi Solar Holdings Ltd.	1,264,000	454,772
		167,929,015
Software - 0.2%
CD Projekt RED SA	155,125	4,460,962
Nucleus Software Exports Ltd. (a)	34,593	299,718
OnMobile Global Ltd. (a)	127,744	112,610
Totvs SA	475,543	4,397,405
		9,270,695
Technology Hardware, Storage & Peripherals - 3.6%
Casetek Holdings	984,000	3,801,632
Catcher Technology Co. Ltd.	1,176,000	12,651,057
Chicony Electronics Co. Ltd.	2,547,178	6,752,885
Compal Electronics, Inc.	308,000	212,856
Giga-Byte Technology Co. Ltd.	67,000	108,450
Lenovo Group Ltd.	7,452,000	4,236,395
Pegatron Corp.	1,985,000	4,515,420
Quanta Computer, Inc.	364,000	745,579
Samsung Electronics Co. Ltd.	62,706	146,419,780
Sunrex Technology Corp.	144,648	83,103
TPV Technology Ltd.	456,000	67,143
Wistron Corp.	432,935	333,082
		179,927,382

TOTAL INFORMATION TECHNOLOGY		740,355,249

MATERIALS - 2.5%
Chemicals - 0.7%
Barito Pacific Tbk PT (a)	6,377,800	1,070,354
China Sanjiang Fine Chemicals Ltd.	424,000	165,579
DCM Shriram Ltd.	13,714	119,628
GHCL Ltd.	12,311	54,062
Gujarat Alkalies and Chemicals Ltd.	3,933	47,517
Gujarat Narmada Valley Fertilizers Co.	52,509	360,251
Hanwha Chemical Corp.	26,310	707,463
Jindal Poly Films Ltd. (a)	9,220	57,452
Kunsul Chemical Industrial Co. Ltd.	1,644	57,430
LG Chemical Ltd.	35,556	13,646,658
Lotte Chemical Corp.	16,978	5,587,615
Petronas Chemicals Group Bhd	561,500	1,016,041
Phillips Carbon Black Ltd.	1,634	23,910
PTT Global Chemical PCL NVDR	1,312,000	3,192,068
Rain Industries Ltd.	31,603	173,794
Sasol Ltd.	195,180	6,129,959
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	1,748,000	1,036,246
Taekwang Industrial Co. Ltd.	168	195,987
Unipetrol A/S	17,382	307,463
		33,949,477
Construction Materials - 0.4%
Asia Cement (China) Holdings Corp.	204,000	72,091
Asia Cement Co. Ltd.	599	69,108
CEMEX S.A.B. de CV sponsored ADR	1,047,796	7,952,772
China Resources Cement Holdings Ltd.	3,422,000	2,260,843
Conch Cement Co. Ltd. (H Shares)	833,000	3,999,603
Loma Negra Compania Industrial Argentina SA ADR (a)	48,894	1,079,580
Magnesita Refratarios SA	4,800	75,311
PT Semen Gresik (Persero) Tbk	5,740,900	3,989,684
Siam Cement PCL NVDR unit	229,800	3,347,558
		22,846,550
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	3,890,000	1,045,947
Anadolu Cam Sanayii A/S	560,600	352,173
Bio Pappel S.A.B. de CV (a)	28,412	32,368
Greatview Aseptic Pack Co. Ltd.	7,233,000	4,973,171
Nampak Ltd. (a)	2,119,129	2,765,761
Polyplex Thailand PCL unit	70,900	26,905
Uflex Ltd. (a)	40,940	291,005
		9,487,330
Metals & Mining - 1.1%
Alrosa Co. Ltd.	1,886,000	2,512,193
Ann Joo Resources Bhd	74,700	68,133
CAP SA	86,012	807,172
Dongkuk Steel Mill Co. Ltd.	111,204	1,144,973
Eregli Demir ve Celik Fabrikalari T.A.S.	110,704	243,408
First Quantum Minerals Ltd.	302,374	3,475,725
Fresnillo PLC	153,084	2,672,768
Grupo Simec SA de CV (a)	14,283	49,804
Hebei Yichen Industrial Group Corp. Ltd. Class H	37,000	23,735
Hindalco Industries Ltd.	575,843	2,147,022
Husteel Co. Ltd.	1,142	16,587
Iskenderun Demir ve Celik A/S	102,420	114,035
Jastrzebska Spolka Weglowa SA (a)	25,567	647,659
Jindal Saw Ltd.	101,155	197,322
Jindal Stainless (Hisar) Ltd.	32,360	105,374
KISCO Corp.	1,491	52,771
Kumba Iron Ore Ltd.	86,802	2,058,692
Lion Industries Corp. Bhd (a)	366,800	117,498
MCS Steel Public Co. Ltd. unit	81,800	36,299
Merafe Resources Ltd.	384,804	45,453
Padaeng Industry PCL unit	205,300	137,595
Poongsan Corp.	29,517	1,219,716
POSCO	38,443	11,813,018
Press Metal Aluminium Holdings	828,240	1,053,148
PT Petrosea Tbk (a)	99,700	12,973
Sarda Energy & Minerals Ltd. (a)	26,233	193,646
Sheng Yu Steel Co. Ltd.	114,000	108,590
Southern Copper Corp.	41,000	1,724,050
Tata Steel Ltd.	272,816	2,936,505
Ternium SA sponsored ADR (c)	171,420	4,895,755
Tung Ho Steel Enterprise Corp.	91,000	72,588
Vale SA sponsored ADR (c)	1,366,229	14,618,650
		55,322,857
Paper & Forest Products - 0.1%
HeveaBoard Bhd	138,200	43,256
Mondi Ltd.	92,264	2,186,889
Nine Dragons Paper (Holdings) Ltd.	58,000	96,244
PT Indah Kiat Pulp & Paper Tbk	185,700	71,735
Sappi Ltd.	547,123	3,881,123
Suzano Papel e Celulose SA	80,600	431,137
West Coast Paper Mills Ltd.	63,671	223,821
		6,934,205

TOTAL MATERIALS		128,540,419

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Prologis Property Mexico SA (c)	138,548	264,975
Torunlar Gayrimenkul Yatirim Ortakligi AS	137,733	228,975
		493,950
Real Estate Management & Development - 0.7%
Advancetek Enterprise Co. Ltd.	56,000	33,852
Agile Property Holdings Ltd.	2,946,000	4,247,288
Aldar Properties PJSC	1,030,200	617,054
Asian Property Development PCL NVDR	2,017,300	543,281
Ayala Land, Inc.	7,028,900	5,976,277
Barwa Real Estate Co. (a)	26,388	202,915
BR Malls Participacoes SA	573,066	2,116,534
Central China Real Estate Ltd. (a)	327,000	149,890
China Aoyuan Property Group Ltd.	141,000	77,269
China Overseas Grand Oceans Group Ltd.	477,000	253,459
China Overseas Land and Investment Ltd.	676,000	2,146,540
China SCE Property Holdings Ltd.	960,000	419,147
CIFI Holdings Group Co. Ltd.	696,000	384,085
Country Garden Holdings Co. Ltd.	5,178,000	8,154,696
Emaar Malls Group PJSC (a)	1,980,307	1,159,178
Emaar Misr for Development SAE (a)	1,133,514	239,107
Etalon Group PLC GDR (Reg. S)	833,522	2,833,975
Hopson Development Holdings Ltd.	38,000	35,858
Housing Development and Infrastructure Ltd. (a)	540,178	524,347
K Wah International Holdings Ltd.	846,000	452,780
KSL Holdings Bhd (a)	105,100	30,326
Logan Property Holdings Co. Ltd.	124,000	117,171
Longfor Properties Co. Ltd.	162,500	381,587
Multiplan Empreendimentos Imobiliarios SA (a)	98,200	2,086,126
Poly Property Group Co. Ltd. (a)	1,064,000	470,004
Powerlong Real Estate Holding Ltd.	438,000	200,209
PT Agung Podomoro Land Tbk	2,881,200	47,289
Raimon Land PCL unit	2,644,200	81,731
Road King Infrastructure Ltd.	373,000	601,755
Sansiri PCL NVDR	8,999,000	616,898
Sena Development Public Co. Ltd.	220,519	26,185
Shimao Property Holdings Ltd.	368,000	719,023
Shui On Land Ltd.	360,500	98,316
Sino-Ocean Group Holding Ltd.	664,000	415,736
Sunway Bhd	266,000	106,023
United Development Co. (a)	159,459	558,353
Univentures PCL unit	569,400	169,900
Yuzhou Properties Co.	329,000	162,180
		37,456,344

TOTAL REAL ESTATE		37,950,294

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
Bharti Infratel Ltd.	334,531	1,990,379
China Communications Services Corp. Ltd. (H Shares)	1,380,000	876,398
China Telecom Corp. Ltd. (H Shares)	17,568,000	8,525,153
China Unicom Ltd. (a)	8,538,000	12,452,593
KT Corp.	159,507	4,489,750
KT Corp. sponsored ADR	108,322	1,689,823
LG Telecom Ltd.	674,839	8,592,250
PT Telkomunikasi Indonesia Tbk:
Series B	34,195,600	10,562,125
sponsored ADR (c)	59,464	1,848,141
Qatar Telecom (Qtel) Q.S.C. (a)	6,211	136,288
Telecom Egypt SAE	297,066	225,120
Telkom SA Ltd.	405,832	1,466,499
		52,854,519
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
Series L	2,996,314	2,571,005
Series L sponsored ADR	336,295	5,750,645
Axiata Group Bhd	253,200	330,005
Mobile TeleSystems OJSC	520,240	2,529,725
MTN Group Ltd.	1,369,820	12,911,165
SK Telecom Co. Ltd.	1,148	279,659
		24,372,204

TOTAL TELECOMMUNICATION SERVICES		77,226,723

UTILITIES - 1.1%
Electric Utilities - 0.6%
Adani Transmissions Ltd. (a)	444	1,265
EDP Energias do Brasil SA	1,431,593	6,035,218
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	21,600	105,577
ENEA SA	35,290	118,881
Energa SA	75,111	257,283
Enersis SA sponsored	149,667	1,469,730
Equatorial Energia SA	174,200	3,403,165
Polska Grupa Energetyczna SA (a)	458,138	1,548,522
Power Grid Corp. of India Ltd.	2,287,445	7,308,545
SJVN Ltd.	132,313	68,218
Tauron Polska Energia SA (a)	190,211	167,062
Tenaga Nasional Bhd	3,007,300	11,368,837
		31,852,303
Gas Utilities - 0.1%
Daesung Energy Co. Ltd.	20,047	114,261
GAIL India Ltd.	90,580	657,895
Indraprastha Gas Ltd.	1,258,740	6,374,701
Samchully Co. Ltd.	279	30,650
		7,177,507
Independent Power and Renewable Electricity Producers - 0.3%
Benpres Holdings Corp.	753,200	85,592
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,956,000	1,317,332
China Resources Power Holdings Co. Ltd.	1,270,242	2,390,807
Huaneng Renewables Corp. Ltd. (H Shares)	12,394,000	3,951,404
NTPC Ltd.	1,823,690	5,122,677
PNOC Energy Development Corp.	6,076,071	681,779
		13,549,591
Water Utilities - 0.1%
Beijing Enterprises Water Group Ltd.	4,503,000	3,517,000
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	63,900	638,327
Companhia de Saneamento de Minas Gerais	54,900	685,946
		4,841,273

TOTAL UTILITIES		57,420,674

TOTAL COMMON STOCKS
(Cost $1,823,097,542)		2,360,712,237

Nonconvertible Preferred Stocks - 1.6%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	39,700	848,951
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR (a)	557,600	5,419,872
FINANCIALS - 1.2%
Banks - 1.2%
Banco ABC Brasil SA	610,503	3,034,378
Banco Bradesco SA (PN)	1,540,550	15,365,733
Banco do Estado Rio Grande do Sul SA	34,800	138,203
Itau Unibanco Holding SA	3,053,572	38,497,890
		57,036,204
INDUSTRIALS - 0.0%
Machinery - 0.0%
Randon Participacoes Sa (PN)	77,600	151,718
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	2,431	4,684,176
MATERIALS - 0.1%
Chemicals - 0.1%
Braskem SA (PN-A)	10,800	149,787
Sociedad Quimica y Minera de Chile SA (PN-B)	62,015	3,362,519
		3,512,306
Metals& Mining - 0.0%
Metalurgica Gerdau SA (PN)	346,000	535,893

TOTAL MATERIALS		4,048,199

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	215,700	3,128,637
Wireless Telecommunication Services - 0.0%
TIM Participacoes SA sponsored ADR	95,329	1,710,202

TOTAL TELECOMMUNICATION SERVICES		4,838,839

UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	1,200	22,347
Companhia Energetica de Minas Gerais (CEMIG) (PN)	528,941	1,066,462
Companhia Energetica do Ceara	1,583	25,688
		1,114,497
Gas Utilities - 0.0%
Companhia de Gas de Sao Paulo	25,600	448,740

TOTAL UTILITIES		1,563,237

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $63,592,152)		78,591,196

Equity Funds - 45.1%
Diversified Emerging Markets Funds - 44.1%
Aberdeen Emerging Markets Fund Institutional Service Class	7,118,839	110,982,694
Brandes Emerging Markets Value Fund Class A	11,039,532	103,219,626
Causeway Emerging Markets Fund - Investor Class	28,954,958	404,211,219
Fidelity Emerging Markets Fund (d)	12,139,471	384,821,226
GMO Emerging Markets Fund Class IV	4,793,941	165,438,911
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	2,819,573	64,568,214
Invesco Developing Markets Fund Class R5	600,702	22,033,738
iShares MSCI China ETF (c)	4,186,975	277,345,224
iShares MSCI South Korea Index ETF (c)	1,546,595	116,226,614
Lazard Emerging Markets Equity Portfolio Institutional Class	6,331,797	123,659,993
Matthews Pacific Tiger Fund Investor Class	116	3,567
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	2,091,786	42,107,650
Oppenheimer Developing Markets Fund Class I	3,087,073	129,657,057
Oppenheimer Emerging Markets Innovators Fund Class I	300	3,381
Parametric Emerging Markets Fund Investor Class	8,484,649	129,899,982
SPDR S&P China ETF	1,151,550	123,020,087
Wasatch Frontier Emerging Small Countries Fund (a)	8,955,862	25,703,324

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		2,222,902,507

Foreign Large Value Funds - 1.0%
Matthews Korea Fund Investor Class	6,983,487	51,607,973
Sector Funds - 0.0%
Victory Global Natural Resources Fund Class A (a)	74	1,681
TOTAL EQUITY FUNDS
(Cost $1,829,145,620)		2,274,512,161
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.02% to 1.27% 12/14/17 to 3/1/18 (e)
(Cost $10,924,990)	10,947,000	10,925,420
	Shares

Money Market Funds - 11.6%
Fidelity Securities Lending Cash Central Fund 1.13% (f)(g)	272,072,626	272,099,833
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (h)	311,764,399	311,764,399
TOTAL MONEY MARKET FUNDS
(Cost $583,864,232)		583,864,232
TOTAL INVESTMENT IN SECURITIES - 105.3%
(Cost $4,310,624,536)		5,308,605,246
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(268,889,460)
NET ASSETS - 100%		$5,039,715,786

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4,891	Dec. 2017	$273,896,000	$1,882,961	$1,882,961

The notional amount of futures purchased as a percentage of Net Assets is 5.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,705,492.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$173,476
Total	$173,476

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$348,699,378	$--	$61,775,324	$--	$5,434,909	$92,462,263	$384,821,226
Total	$348,699,378	$--	$61,775,324	$--	$5,434,909	$92,462,263	$384,821,226

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$244,993,421	$244,734,015	$202,480	$56,926
Consumer Staples	192,120,489	181,929,061	4,622,793	5,568,635
Energy	164,637,051	147,736,801	15,647,438	1,252,812
Financials	653,094,139	592,482,119	60,591,234	20,786
Health Care	22,905,234	22,905,234	--	--
Industrials	104,925,289	98,234,922	6,690,367	--
Information Technology	745,039,425	529,088,768	215,950,657	--
Materials	132,588,618	114,645,641	17,942,977	--
Real Estate	37,950,294	31,974,017	5,976,277	--
Telecommunication Services	82,065,562	51,751,710	30,313,852	--
Utilities	58,983,911	58,216,540	767,371	--
Equity Funds	2,274,512,161	2,274,512,161	--	--
Other Short-Term Investments	10,925,420	--	10,925,420	--
Money Market Funds	583,864,232	583,864,232	--	--
Total Investments in Securities:	$5,308,605,246	$4,932,075,221	$369,630,866	$6,899,159
Derivative Instruments:
Assets
Futures Contracts	$1,882,961	$1,882,961	$--	$--
Total Assets	$1,882,961	$1,882,961	$--	$--
Total Derivative Instruments:	$1,882,961	$1,882,961	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$11,331,167
Level 2 to Level 1	$123,833,602

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

November 30, 2017

AMM-QTLY-0118
1.933027.105

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 76.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	402	$7,216
BorgWarner, Inc.	700	38,976
Cooper Tire & Rubber Co.	298	10,952
Cooper-Standard Holding, Inc. (a)	310	39,082
Dana Holding Corp.	800	26,432
Lear Corp.	200	36,178
The Goodyear Tire & Rubber Co.	1,000	32,370
Tower International, Inc.	600	19,320
Visteon Corp. (a)	119	15,671
		226,197
Automobiles - 0.0%
General Motors Co.	179	7,713
Distributors - 0.6%
LKQ Corp. (a)	265	10,446
Pool Corp.	755	94,858
		105,304
Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	60	5,337
Carriage Services, Inc.	400	10,248
Grand Canyon Education, Inc. (a)	488	46,340
ServiceMaster Global Holdings, Inc. (a)	2,271	111,006
		172,931
Hotels, Restaurants & Leisure - 1.4%
Bloomin' Brands, Inc.	900	19,323
Cedar Fair LP (depositary unit)	506	34,342
Dunkin' Brands Group, Inc.	947	56,536
Hilton Grand Vacations, Inc.	230	9,193
Papa John's International, Inc.	504	29,464
Penn National Gaming, Inc. (a)	260	7,478
Planet Fitness, Inc.	508	16,444
Red Lion Hotels Corp. (a)	766	6,932
Ruth's Hospitality Group, Inc.	600	12,870
U.S. Foods Holding Corp. (a)	552	16,074
Wyndham Worldwide Corp.	340	38,213
Zoe's Kitchen, Inc. (a)	643	10,275
		257,144
Household Durables - 0.4%
CalAtlantic Group, Inc.	300	16,812
Helen of Troy Ltd. (a)	246	21,992
KB Home	700	21,952
Newell Brands, Inc.	125	3,871
		64,627
Internet & Direct Marketing Retail - 0.2%
Blue Apron Holdings, Inc. Class A	1,324	3,959
Groupon, Inc. (a)	4,843	27,315
U.S. Auto Parts Network, Inc. (a)	3,950	9,322
		40,596
Leisure Products - 1.1%
American Outdoor Brands Corp. (a)	500	7,015
Brunswick Corp.	1,428	79,040
Polaris Industries, Inc.	830	105,418
		191,473
Media - 1.2%
AMC Networks, Inc. Class A (a)	400	20,616
Cinemark Holdings, Inc.	1,362	49,182
E.W. Scripps Co. Class A (a)	1,436	21,641
National CineMedia, Inc.	4,038	25,238
Nexstar Broadcasting Group, Inc. Class A	569	38,635
Scripps Networks Interactive, Inc. Class A	300	24,552
Sinclair Broadcast Group, Inc. Class A	1,081	36,808
		216,672
Multiline Retail - 0.4%
Dillard's, Inc. Class A	200	12,020
Kohl's Corp.	800	38,376
Nordstrom, Inc.	366	16,635
Tuesday Morning Corp. (a)	1,320	3,432
		70,463
Specialty Retail - 2.0%
Aaron's, Inc. Class A	944	35,608
American Eagle Outfitters, Inc.	800	12,864
Chico's FAS, Inc.	2,113	18,637
Conn's, Inc. (a)	245	7,571
Dick's Sporting Goods, Inc.	686	20,210
Foot Locker, Inc.	400	17,136
Genesco, Inc. (a)	317	9,859
Lithia Motors, Inc. Class A (sub. vtg.)	119	13,958
Monro, Inc.	883	44,547
Murphy U.S.A., Inc. (a)	400	31,540
Office Depot, Inc.	4,100	13,407
Penske Automotive Group, Inc.	400	19,344
RH (a)	26	2,636
Sally Beauty Holdings, Inc. (a)	4,370	74,509
Sonic Automotive, Inc. Class A (sub. vtg.)	800	17,000
The Children's Place Retail Stores, Inc.	160	21,264
		360,090
Textiles, Apparel & Luxury Goods - 2.0%
Carter's, Inc.	965	104,529
G-III Apparel Group Ltd. (a)	639	19,681
Hanesbrands, Inc.	1,329	27,763
lululemon athletica, Inc. (a)	608	40,712
Michael Kors Holdings Ltd. (a)	300	17,532
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,037	36,399
Stelco Holdings, Inc. (a)	371	5,544
Switch, Inc. Class A	1,076	18,443
Under Armour, Inc. Class C (non-vtg.) (a)	2,580	30,779
Wolverine World Wide, Inc.	2,111	61,156
		362,538

TOTAL CONSUMER DISCRETIONARY		2,075,748

CONSUMER STAPLES - 2.8%
Beverages - 0.2%
Cott Corp.	890	15,280
Primo Water Corp. (a)	1,876	24,594
		39,874
Food & Staples Retailing - 0.7%
Casey's General Stores, Inc.	245	29,584
Performance Food Group Co. (a)	2,110	62,562
Smart & Final Stores, Inc. (a)	153	1,400
SpartanNash Co.	700	17,745
SUPERVALU, Inc. (a)	1,000	18,280
		129,571
Food Products - 1.2%
Blue Buffalo Pet Products, Inc. (a)	335	10,288
Bunge Ltd.	400	26,764
Calavo Growers, Inc.	386	29,490
Farmer Brothers Co. (a)	387	13,235
Lamb Weston Holdings, Inc.	688	37,407
Nomad Foods Ltd. (a)	1,452	23,856
Pilgrim's Pride Corp. (a)	1,200	44,004
Sanderson Farms, Inc.	200	33,938
		218,982
Household Products - 0.7%
Central Garden & Pet Co. (a)	320	12,682
Energizer Holdings, Inc.	700	32,151
Spectrum Brands Holdings, Inc.	649	74,557
		119,390

TOTAL CONSUMER STAPLES		507,817

ENERGY - 3.0%
Energy Equipment & Services - 0.9%
Core Laboratories NV	420	42,315
Matrix Service Co. (a)	1,000	17,100
McDermott International, Inc. (a)	2,100	15,246
Patterson-UTI Energy, Inc.	2,836	61,229
PHI, Inc. (non-vtg.) (a)	600	7,722
RigNet, Inc. (a)	1,456	23,442
		167,054
Oil, Gas & Consumable Fuels - 2.1%
Abraxas Petroleum Corp. (a)	11,086	22,948
Arch Coal, Inc.	221	18,246
Ardmore Shipping Corp. (a)	831	6,606
Bill Barrett Corp. (a)	965	5,645
Cabot Oil & Gas Corp.	281	8,135
Canacol Energy Ltd. (a)	3,085	9,852
Cimarex Energy Co.	549	63,744
Denbury Resources, Inc. (a)	5,127	8,972
Devon Energy Corp.	470	18,109
Earthstone Energy, Inc. (a)	714	6,662
Evolution Petroleum Corp.	2,400	16,800
Extraction Oil & Gas, Inc. (a)	1,963	29,563
Gulfport Energy Corp. (a)	2,326	29,773
Leucrotta Exploration, Inc. (a)	5,046	6,923
MEG Energy Corp. (a)	3,203	13,555
Oasis Petroleum, Inc. (a)	801	8,194
PBF Energy, Inc. Class A	500	16,185
Resolute Energy Corp. (a)	1,045	31,266
Scorpio Tankers, Inc.	8,385	25,994
Sundance Energy Australia Ltd. (a)	64,896	3,191
Whiting Petroleum Corp. (a)	646	16,118
World Fuel Services Corp.	300	8,421
		374,902

TOTAL ENERGY		541,956

FINANCIALS - 12.3%
Banks - 4.9%
Associated Banc-Corp.	1,283	32,717
Banco Latinoamericano de Comercio Exterior SA Series E	700	20,552
Bank of the Ozarks, Inc.	805	38,817
BankUnited, Inc.	1,350	50,261
Banner Corp.	254	14,628
Central Pacific Financial Corp.	400	12,880
CIT Group, Inc.	700	34,888
Comerica, Inc.	97	8,081
Commerce Bancshares, Inc.	395	22,365
Fifth Third Bancorp	394	12,021
First Hawaiian, Inc.	1,107	32,402
First Horizon National Corp.	2,003	38,838
First Interstate Bancsystem, Inc.	762	30,251
First Republic Bank	189	18,057
Fulton Financial Corp.	1,000	19,000
Great Western Bancorp, Inc.	1,180	48,758
Hancock Holding Co.	300	15,405
Hanmi Financial Corp.	500	15,875
IBERIABANK Corp.	627	48,749
KeyCorp	3,931	74,610
Old National Bancorp, Indiana	1,400	25,550
Preferred Bank, Los Angeles	101	6,323
Regions Financial Corp.	2,600	43,134
Signature Bank (a)	265	36,379
SVB Financial Group (a)	129	29,366
TCF Financial Corp.	1,500	30,465
Western Alliance Bancorp. (a)	576	33,512
Wintrust Financial Corp.	457	38,319
Zions Bancorporation	900	44,595
		876,798
Capital Markets - 2.4%
E*TRADE Financial Corp. (a)	479	23,059
Eaton Vance Corp. (non-vtg.)	997	55,114
FactSet Research Systems, Inc.	156	31,181
Financial Engines, Inc.	1,371	38,251
Lazard Ltd. Class A	1,258	61,957
Legg Mason, Inc.	700	27,972
LPL Financial	1,706	88,439
Morningstar, Inc.	342	31,567
PennantPark Investment Corp.	2,600	18,772
Raymond James Financial, Inc.	236	20,839
WisdomTree Investments, Inc.	3,548	40,802
		437,953
Consumer Finance - 1.0%
Ally Financial, Inc.	2,859	76,793
Green Dot Corp. Class A (a)	157	9,703
Navient Corp.	900	11,349
SLM Corp. (a)	7,668	88,719
		186,564
Diversified Financial Services - 0.5%
Cannae Holdings, Inc. (a)	548	9,979
Donnelley Financial Solutions, Inc. (a)	137	2,795
Granite Point Mortgage Trust, Inc.	142	2,549
Leucadia National Corp.	1,338	35,203
On Deck Capital, Inc. (a)	3,808	20,144
Voya Financial, Inc.	577	25,503
		96,173
Insurance - 2.3%
AmTrust Financial Services, Inc.	900	8,676
Assured Guaranty Ltd.	700	25,417
CNA Financial Corp.	700	38,066
CNO Financial Group, Inc.	1,900	47,899
Everest Re Group Ltd.	120	26,352
First American Financial Corp.	700	38,913
Genworth Financial, Inc. Class A (a)	2,800	9,492
Heritage Insurance Holdings, Inc.	800	14,384
Lincoln National Corp.	600	45,930
ProAssurance Corp.	680	42,058
Reinsurance Group of America, Inc.	230	37,272
RLI Corp.	238	14,216
Universal Insurance Holdings, Inc.	600	15,840
Unum Group	900	50,958
		415,473
Mortgage Real Estate Investment Trusts - 0.5%
MFA Financial, Inc.	2,300	18,400
New York Mortgage Trust, Inc.	2,300	14,720
Redwood Trust, Inc.	1,100	16,522
Starwood Property Trust, Inc.	1,100	23,848
Two Harbors Investment Corp.	750	12,000
		85,490
Thrifts & Mortgage Finance - 0.7%
Flagstar Bancorp, Inc. (a)	500	19,005
Lendingtree, Inc. (a)	21	6,341
MGIC Investment Corp. (a)	5,467	79,928
Radian Group, Inc.	800	16,392
		121,666

TOTAL FINANCIALS		2,220,117

HEALTH CARE - 8.4%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	140	18,836
Atara Biotherapeutics, Inc. (a)	1,261	18,221
bluebird bio, Inc. (a)	206	35,597
DBV Technologies SA sponsored ADR (a)	826	18,866
Dyax Corp. rights 12/31/19 (a)(b)	741	2,497
Emergent BioSolutions, Inc. (a)	400	17,572
Exact Sciences Corp. (a)	600	35,688
Immunomedics, Inc. (a)	1,566	17,007
Juno Therapeutics, Inc. (a)	466	25,453
Neurocrine Biosciences, Inc. (a)	331	23,796
Sage Therapeutics, Inc. (a)	468	43,248
United Therapeutics Corp. (a)	207	26,908
		283,689
Health Care Equipment & Supplies - 2.3%
Abiomed, Inc. (a)	94	18,315
Dentsply Sirona, Inc.	214	14,340
DexCom, Inc. (a)	512	29,916
Endologix, Inc. (a)	4,007	21,998
IDEXX Laboratories, Inc. (a)	488	76,328
Insulet Corp. (a)	245	17,574
Integer Holdings Corp. (a)	600	29,070
Nevro Corp. (a)	312	23,344
Steris PLC	851	76,556
The Cooper Companies, Inc.	134	32,318
West Pharmaceutical Services, Inc.	727	72,649
		412,408
Health Care Providers & Services - 2.0%
BioScrip, Inc. (a)	710	1,860
Centene Corp. (a)	638	65,133
HealthEquity, Inc. (a)	344	17,843
HealthSouth Corp.	1,228	61,339
Henry Schein, Inc. (a)	512	36,582
LifePoint Hospitals, Inc. (a)	500	23,900
Magellan Health Services, Inc. (a)	200	16,900
MEDNAX, Inc. (a)	831	41,375
Owens & Minor, Inc.	1,100	21,054
Premier, Inc. (a)	720	20,894
Quest Diagnostics, Inc.	100	9,846
Wellcare Health Plans, Inc. (a)	214	45,580
		362,306
Health Care Technology - 0.6%
athenahealth, Inc. (a)	281	37,342
Evolent Health, Inc. (a)	752	9,663
Medidata Solutions, Inc. (a)	809	53,912
		100,917
Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc. Class A (a)	124	33,641
Cambrex Corp. (a)	160	7,816
INC Research Holdings, Inc. Class A (a)	1,013	38,798
		80,255
Pharmaceuticals - 1.5%
Catalent, Inc. (a)	1,856	73,850
Jazz Pharmaceuticals PLC (a)	258	36,053
Lannett Co., Inc. (a)	900	23,805
Mallinckrodt PLC (a)	500	10,910
Prestige Brands Holdings, Inc. (a)	1,219	55,099
Revance Therapeutics, Inc. (a)	754	20,924
Sucampo Pharmaceuticals, Inc. Class A (a)	1,000	12,700
TherapeuticsMD, Inc. (a)	7,256	45,713
		279,054

TOTAL HEALTH CARE		1,518,629

INDUSTRIALS - 14.7%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	326	8,111
HEICO Corp. Class A	558	42,352
Huntington Ingalls Industries, Inc.	60	14,500
Moog, Inc. Class A (a)	200	16,822
Spirit AeroSystems Holdings, Inc. Class A	450	37,913
		119,698
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	400	23,100
Forward Air Corp.	849	48,308
		71,408
Airlines - 0.8%
Air Canada (a)	1,206	22,986
Alaska Air Group, Inc.	300	20,751
JetBlue Airways Corp. (a)	1,600	34,352
SkyWest, Inc.	1,169	60,846
Spirit Airlines, Inc. (a)	82	3,496
		142,431
Building Products - 1.1%
Allegion PLC	507	42,659
Jeld-Wen Holding, Inc.	815	31,875
Owens Corning	400	35,340
Patrick Industries, Inc. (a)	399	40,379
Simpson Manufacturing Co. Ltd.	78	4,678
USG Corp. (a)	884	33,601
		188,532
Commercial Services & Supplies - 2.7%
Brady Corp. Class A	1,244	48,640
Casella Waste Systems, Inc. Class A (a)	1,222	26,053
Clean Harbors, Inc. (a)	1,302	70,126
Deluxe Corp.	601	42,731
Evoqua Water Technologies Corp. (a)	915	19,801
Herman Miller, Inc.	1,424	50,908
LSC Communications, Inc.	137	2,241
Multi-Color Corp.	930	71,145
Pitney Bowes, Inc.	1,300	13,871
R.R. Donnelley & Sons Co.	366	3,437
Ritchie Brothers Auctioneers, Inc.	987	26,156
Waste Connection, Inc. (United States)	1,631	112,262
		487,371
Construction & Engineering - 0.2%
Chicago Bridge & Iron Co. NV	900	14,688
Fluor Corp.	311	15,056
		29,744
Electrical Equipment - 0.7%
Generac Holdings, Inc. (a)	593	29,158
Sensata Technologies Holding BV (a)	2,054	102,597
		131,755
Industrial Conglomerates - 0.1%
ITT, Inc.	400	21,680
Machinery - 3.5%
Allison Transmission Holdings, Inc.	753	30,903
Crane Co.	100	8,537
Douglas Dynamics, Inc.	758	30,889
Global Brass & Copper Holdings, Inc.	600	20,760
John Bean Technologies Corp.	232	27,782
Kennametal, Inc.	1,187	55,338
Lincoln Electric Holdings, Inc.	312	28,436
Middleby Corp. (a)	266	33,920
Park-Ohio Holdings Corp.	300	13,950
Proto Labs, Inc. (a)	483	46,465
RBC Bearings, Inc. (a)	390	52,046
Snap-On, Inc.	349	59,131
Tennant Co.	767	50,469
Timken Co.	300	14,970
Toro Co.	1,474	96,179
Wabtec Corp.	600	46,140
Woodward, Inc.	239	18,487
		634,402
Marine - 0.4%
Costamare, Inc.	669	3,847
Kirby Corp. (a)	1,098	73,895
		77,742
Professional Services - 0.8%
Manpower, Inc.	300	38,670
Nielsen Holdings PLC	331	12,154
TriNet Group, Inc. (a)	2,188	97,935
		148,759
Road & Rail - 2.0%
Avis Budget Group, Inc. (a)	1,219	46,444
Covenant Transport Group, Inc. Class A (a)	297	8,898
Daseke, Inc. (a)	2,138	27,131
Heartland Express, Inc.	2,831	64,660
J.B. Hunt Transport Services, Inc.	200	22,228
Landstar System, Inc.	300	30,960
Roadrunner Transportation Systems, Inc. (a)	325	2,782
Ryder System, Inc.	300	24,744
Swift Transporation Co.	2,205	94,109
U.S.A. Truck, Inc. (a)	947	17,728
Werner Enterprises, Inc.	540	20,628
		360,312
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	474	30,312
GATX Corp.	400	25,260
MSC Industrial Direct Co., Inc. Class A	877	78,991
Triton International Ltd.	241	9,536
United Rentals, Inc. (a)	240	38,275
Univar, Inc. (a)	398	11,725
Watsco, Inc.	196	32,830
		226,929

TOTAL INDUSTRIALS		2,640,763

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 1.0%
Ciena Corp. (a)	1,671	36,344
EMCORE Corp. (a)	979	7,636
Infinera Corp. (a)	2,609	18,889
Juniper Networks, Inc.	1,200	33,312
KVH Industries, Inc. (a)	252	2,722
Lumentum Holdings, Inc. (a)	226	12,215
Oclaro, Inc. (a)	684	4,870
Plantronics, Inc.	200	10,464
ViaSat, Inc. (a)	67	4,974
Viavi Solutions, Inc. (a)	4,826	45,220
		176,646
Electronic Equipment & Components - 1.9%
Arrow Electronics, Inc. (a)	300	24,219
Avnet, Inc.	600	24,846
CDW Corp.	691	48,377
Fabrinet	511	16,306
Flextronics International Ltd. (a)	1,400	25,298
Jabil, Inc.	1,200	34,620
KEMET Corp. (a)	544	8,388
Methode Electronics, Inc. Class A	361	17,003
Sanmina Corp. (a)	700	23,800
Systemax, Inc.	356	10,858
Trimble, Inc. (a)	1,002	42,074
TTM Technologies, Inc. (a)	1,200	19,596
VeriFone Systems, Inc. (a)	1,146	19,872
Vishay Intertechnology, Inc.	900	19,710
Zebra Technologies Corp. Class A (a)	122	13,459
		348,426
Internet Software & Services - 3.6%
2U, Inc. (a)	638	40,896
Alphabet, Inc. Class C (a)	12	12,257
Apptio, Inc. Class A (a)	1,457	32,506
Box, Inc. Class A (a)	1,418	29,821
Carbonite, Inc. (a)	1,622	39,009
Care.com, Inc. (a)	2,491	47,254
ChannelAdvisor Corp. (a)	1,971	16,951
Cimpress NV (a)	421	51,278
CoStar Group, Inc. (a)	62	18,908
Facebook, Inc. Class A (a)	46	8,150
GoDaddy, Inc. (a)	397	19,314
GrubHub, Inc. (a)	762	51,481
Hortonworks, Inc. (a)	1,734	32,963
Instructure, Inc. (a)	236	8,201
Internap Network Services Corp. (a)	1,382	24,613
Match Group, Inc. (a)	779	22,903
Mimecast Ltd. (a)	289	8,786
New Relic, Inc. (a)	357	20,092
Nutanix, Inc. Class A (a)	1,032	33,850
Q2 Holdings, Inc. (a)	999	41,808
Shutterstock, Inc. (a)	1,238	52,603
Stamps.com, Inc. (a)	46	7,746
Wix.com Ltd. (a)	125	6,863
Yelp, Inc. (a)	247	11,004
		639,257
IT Services - 1.7%
Acxiom Corp. (a)	1,119	30,493
Amdocs Ltd.	500	32,645
Convergys Corp.	700	17,276
CoreLogic, Inc. (a)	603	26,297
Euronet Worldwide, Inc. (a)	405	36,997
First Data Corp. Class A (a)	1,603	26,369
Gartner, Inc. (a)	201	24,299
Maximus, Inc.	414	28,599
Presidio, Inc.	1,680	25,939
Teradata Corp. (a)	1,225	46,562
Virtusa Corp. (a)	170	7,880
		303,356
Semiconductors & Semiconductor Equipment - 1.2%
Ambarella, Inc. (a)	187	10,148
Analog Devices, Inc.	146	12,572
AXT, Inc. (a)	915	8,830
Cabot Microelectronics Corp.	590	56,829
Cirrus Logic, Inc. (a)	500	27,620
Inphi Corp. (a)	161	6,612
M/A-COM Technology Solutions Holdings, Inc. (a)	103	3,357
Maxim Integrated Products, Inc.	480	25,118
Microsemi Corp. (a)	246	13,001
ON Semiconductor Corp. (a)	1,800	36,144
Synaptics, Inc. (a)	200	7,548
Teradyne, Inc.	208	8,418
		216,197
Software - 4.2%
Aspen Technology, Inc. (a)	368	24,627
Attunity Ltd. (a)	497	3,792
Barracuda Networks, Inc. (a)	1,188	32,848
Cadence Design Systems, Inc. (a)	773	33,942
Callidus Software, Inc. (a)	2,235	65,430
CommVault Systems, Inc. (a)	183	9,864
CyberArk Software Ltd. (a)	575	27,060
Descartes Systems Group, Inc. (a)	363	10,076
Descartes Systems Group, Inc. (a)	936	25,974
Ebix, Inc.	309	23,886
Guidewire Software, Inc. (a)	494	36,749
Manhattan Associates, Inc. (a)	649	28,783
Nuance Communications, Inc. (a)	2,389	37,125
QAD, Inc. Class A	284	10,451
Qualys, Inc. (a)	367	21,616
Rapid7, Inc. (a)	629	11,894
RealPage, Inc. (a)	1,067	48,388
Splunk, Inc. (a)	501	40,125
SS&C Technologies Holdings, Inc.	3,311	136,711
Tableau Software, Inc. (a)	424	29,807
Talend SA ADR (a)	618	24,701
Tyler Technologies, Inc. (a)	214	39,145
Ultimate Software Group, Inc. (a)	133	28,067
		751,061
Technology Hardware, Storage & Peripherals - 1.2%
3D Systems Corp. (a)	2,491	21,996
NCR Corp. (a)	600	18,774
NetApp, Inc.	1,190	67,247
Seagate Technology LLC	600	23,136
Stratasys Ltd. (a)	1,657	36,089
Xerox Corp.	1,770	52,498
		219,740

TOTAL INFORMATION TECHNOLOGY		2,654,683

MATERIALS - 4.0%
Chemicals - 1.9%
A. Schulman, Inc.	400	15,180
Axalta Coating Systems LLC (a)	1,236	39,132
Cabot Corp.	300	18,372
Eastman Chemical Co.	500	46,185
Huntsman Corp.	1,920	61,363
Methanex Corp.	306	16,309
Orion Engineered Carbons SA	333	8,142
Quaker Chemical Corp.	192	31,638
Rayonier Advanced Materials, Inc.	318	5,975
Trinseo SA	500	36,900
Valvoline, Inc.	1,580	38,963
Westlake Chemical Corp.	180	17,627
		335,786
Construction Materials - 0.1%
Eagle Materials, Inc.	26	2,910
U.S. Concrete, Inc. (a)	197	15,927
		18,837
Containers & Packaging - 1.4%
Aptargroup, Inc.	969	85,669
Crown Holdings, Inc. (a)	830	49,576
Graphic Packaging Holding Co.	2,550	39,041
Owens-Illinois, Inc. (a)	1,200	29,064
Packaging Corp. of America	201	23,839
Smurfit Kappa Group PLC	420	13,371
WestRock Co.	188	11,733
		252,293
Metals & Mining - 0.3%
Ferroglobe Representation & Warranty Insurance (b)	2,166	0
Goldcorp, Inc.	527	6,662
Kinross Gold Corp. (a)	2,157	9,012
Reliance Steel & Aluminum Co.	300	23,583
Ryerson Holding Corp. (a)	2,771	25,632
		64,889
Paper & Forest Products - 0.3%
Clearwater Paper Corp. (a)	300	14,235
Kapstone Paper & Packaging Corp.	702	15,605
P.H. Glatfelter Co.	1,000	20,790
		50,630

TOTAL MATERIALS		722,435

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.7%
Altisource Residential Corp. Class B	558	6,110
CBL & Associates Properties, Inc.	1,100	6,193
CorEnergy Infrastructure Trust, Inc.	600	21,390
DDR Corp.	1,900	14,497
EastGroup Properties, Inc.	481	45,252
Gladstone Commercial Corp.	800	18,272
Government Properties Income Trust	1,200	22,380
Hospitality Properties Trust (SBI)	1,200	35,988
Independence Realty Trust, Inc.	1,400	14,462
InfraReit, Inc.	700	14,784
LaSalle Hotel Properties (SBI)	500	14,220
Medical Properties Trust, Inc.	1,900	26,011
Mid-America Apartment Communities, Inc.	382	39,132
National Retail Properties, Inc.	1,333	54,746
National Storage Affiliates Trust	1,426	37,989
Omega Healthcare Investors, Inc.	1,100	29,535
Outfront Media, Inc.	1,468	34,439
Piedmont Office Realty Trust, Inc. Class A	1,700	33,898
Preferred Apartment Communities, Inc. Class A	1,100	23,386
RLJ Lodging Trust	1,609	34,883
Sabra Health Care REIT, Inc.	1,200	23,088
Select Income REIT	900	22,581
Senior Housing Properties Trust (SBI)	1,900	36,385
Summit Hotel Properties, Inc.	1,100	16,621
VEREIT, Inc.	3,600	28,080
WP Glimcher, Inc.	2,200	15,642
		669,964
Real Estate Management & Development - 0.3%
HFF, Inc.	651	29,386
Realogy Holdings Corp.	926	25,845
		55,231

TOTAL REAL ESTATE		725,195

TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	2,129	52,586
UTILITIES - 1.1%
Electric Utilities - 0.8%
Entergy Corp.	600	51,888
FirstEnergy Corp.	1,100	37,554
Portland General Electric Co.	1,021	50,682
		140,124
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	1,700	17,986
Multi-Utilities - 0.2%
NorthWestern Energy Corp.	664	42,669

TOTAL UTILITIES		200,779

TOTAL COMMON STOCKS
(Cost $10,977,396)		13,860,708

Equity Funds - 5.6%
Mid-Cap Blend Funds - 5.0%
Fidelity SAI Small-Mid Cap 500 Index Fund (c)	74,116	905,689
Sector Funds - 0.6%
Fidelity SAI Real Estate Index Fund (c)	9,532	106,093
TOTAL EQUITY FUNDS
(Cost $928,888)		1,011,782
	Principal Amount

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.27% 12/14/17 to 3/1/18 (d)
(Cost $89,786)	90,000	89,789
	Shares

Money Market Funds - 2.2%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (e)
(Cost $388,206)	388,206	388,206
TOTAL INVESTMENT IN SECURITIES - 85.2%
(Cost $12,384,276)		15,350,485
NET OTHER ASSETS (LIABILITIES) - 14.8%		2,662,762
NET ASSETS - 100%		$18,013,247

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	35	Dec. 2017	$2,704,450	$49,904	$49,904

The notional amount of futures purchased as a percentage of Net Assets is 15%

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,789.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$124,727	$1,849	$20,000	$1,445	$(1,261)	$778	$106,093
Fidelity SAI Small-Mid Cap 500 Index Fund	578,685	1,713,598	1,457,500	3,381	17,760	53,146	905,689
Total	$703,412	$1,715,447	$1,477,500	$4,826	$16,499	$53,924	$1,011,782

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,075,748	$2,075,748	$--	$--
Consumer Staples	507,817	507,817	--	--
Energy	541,956	541,956	--	--
Financials	2,220,117	2,220,117	--	--
Health Care	1,518,629	1,516,132	--	2,497
Industrials	2,640,763	2,640,763	--	--
Information Technology	2,654,683	2,654,683	--	--
Materials	722,435	722,435	--	--
Real Estate	725,195	725,195	--	--
Telecommunication Services	52,586	52,586	--	--
Utilities	200,779	200,779	--	--
Equity Funds	1,011,782	1,011,782	--	--
Other Short-Term Investments	89,789	--	89,789	--
Money Market Funds	388,206	388,206	--	--
Total Investments in Securities:	$15,350,485	$15,258,199	$89,789	$2,497
Derivative Instruments:
Assets
Futures Contracts	$49,904	$49,904	$--	$--
Total Assets	$49,904	$49,904	$--	$--
Total Derivative Instruments:	$49,904	$49,904	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® International Multi-Manager Fund

November 30, 2017

STG-QTLY-0118
1.938048.105

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 1.0%
Brembo SpA	1,088	$16,822
Bridgestone Corp.	1,900	86,830
GKN PLC	28,277	118,509
Koito Manufacturing Co. Ltd.	2,700	187,640
Michelin CGDE Series B	980	142,131
Nokian Tyres PLC	1,128	49,233
Valeo SA	2,283	165,731
		766,896
Automobiles - 0.6%
Ferrari NV	712	77,288
Honda Motor Co. Ltd.	2,300	76,787
Isuzu Motors Ltd.	3,900	62,054
Mitsubishi Motors Corp. of Japan	9,600	67,680
Subaru Corp.	1,600	52,725
Suzuki Motor Corp.	2,600	140,729
		477,263
Diversified Consumer Services - 0.1%
Kroton Educacional SA	8,300	45,944
Hotels, Restaurants & Leisure - 1.4%
Accor SA	923	46,295
Carnival PLC	5,091	329,935
Compass Group PLC	20,163	408,754
Galaxy Entertainment Group Ltd.	16,000	115,030
Greggs PLC	1,024	18,391
Melco Crown Entertainment Ltd. sponsored ADR	2,500	65,275
Paddy Power Betfair PLC	595	66,989
		1,050,669
Household Durables - 0.7%
Bellway PLC	920	43,074
Husqvarna AB (B Shares)	1,576	14,374
Panasonic Corp.	6,000	89,795
SEB SA	91	16,767
Sony Corp.	4,400	205,941
Techtronic Industries Co. Ltd.	33,500	193,661
		563,612
Internet & Direct Marketing Retail - 0.3%
Ctrip.com International Ltd. ADR (a)	2,398	110,500
JD.com, Inc. sponsored ADR (a)	1,402	52,505
MakeMyTrip Ltd. (a)	446	13,558
Start Today Co. Ltd.	700	21,418
		197,981
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,300	42,435
Yamaha Corp.	600	22,115
		64,550
Media - 0.6%
Cineworld Group PLC	1,610	11,976
Dentsu, Inc.	1,000	45,397
ProSiebenSat.1 Media AG	1,480	47,088
Publicis Groupe SA	1	66
Telenet Group Holding NV (a)	693	48,410
Vivendi SA	4,249	113,108
WPP PLC	10,085	177,985
		444,030
Multiline Retail - 0.2%
Dollarama, Inc.	1,004	122,731
Izumi Co. Ltd.	300	17,683
		140,414
Specialty Retail - 0.6%
Dufry AG (a)	168	24,182
Esprit Holdings Ltd. (a)	64,650	33,607
Nitori Holdings Co. Ltd.	700	114,339
USS Co. Ltd.	10,800	228,553
Via Varejo SA unit	2,200	14,685
WH Smith PLC	1,588	44,928
		460,294
Textiles, Apparel & Luxury Goods - 1.4%
adidas AG	332	69,233
Burberry Group PLC	2,298	53,330
Compagnie Financiere Richemont SA Series A	4,810	414,545
Gildan Activewear, Inc.	3,690	117,094
Hermes International SCA	109	57,454
Kering SA	381	169,037
LVMH Moet Hennessy - Louis Vuitton SA	742	216,153
		1,096,846

TOTAL CONSUMER DISCRETIONARY		5,308,499

CONSUMER STAPLES - 10.1%
Beverages - 1.6%
Anheuser-Busch InBev SA NV	1,622	185,822
Asahi Group Holdings	3,100	157,517
Coca-Cola West Co. Ltd.	700	26,639
Diageo PLC	4,172	144,241
Embotelladoras Arca S.A.B. de CV	4,310	29,514
Fever-Tree Drinks PLC	701	18,487
Heineken NV (Bearer)	2,074	211,286
ITO EN Ltd.	2,600	96,988
Pernod Ricard SA	1,956	305,101
		1,175,595
Food & Staples Retailing - 0.4%
Bidcorp Ltd.	826	17,768
Booker Group PLC	22,949	67,969
Seven & i Holdings Co. Ltd.	1,500	62,093
Sundrug Co. Ltd.	2,800	129,109
Tsuruha Holdings, Inc.	100	13,821
X5 Retail Group NV GDR (Reg. S) (a)	640	23,744
		314,504
Food Products - 3.3%
Aryzta AG	4,087	136,642
Danone SA	7,657	646,625
Kerry Group PLC Class A	1,864	195,239
M. Dias Branco SA	600	8,578
Nestle SA (Reg. S)	15,144	1,295,563
Nissin Food Holdings Co. Ltd.	600	43,435
Toyo Suisan Kaisha Ltd.	2,900	123,659
WH Group Ltd. (b)	42,000	44,580
		2,494,321
Household Products - 1.3%
Colgate-Palmolive Co.	3,986	288,786
Essity AB Class B	2,557	74,258
Reckitt Benckiser Group PLC	7,017	615,935
		978,979
Personal Products - 1.8%
Kao Corp.	5,500	364,651
Kobayashi Pharmaceutical Co. Ltd.	1,800	113,718
Kose Corp.	700	107,574
L'Oreal SA	1,198	264,991
Pola Orbis Holdings, Inc.	1,100	40,205
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,386	195,267
Unilever PLC	4,299	242,499
		1,328,905
Tobacco - 1.7%
British American Tobacco PLC (United Kingdom)	13,296	845,524
Imperial Tobacco Group PLC	2,381	98,679
Japan Tobacco, Inc.	10,600	351,054
		1,295,257

TOTAL CONSUMER STAPLES		7,587,561

ENERGY - 4.0%
Energy Equipment & Services - 0.2%
Core Laboratories NV	651	65,588
John Wood Group PLC	5,096	49,862
Schlumberger Ltd.	1,029	64,673
		180,123
Oil, Gas & Consumable Fuels - 3.8%
BP PLC	107,457	715,689
Cairn Energy PLC (a)	20,856	59,655
Caltex Australia Ltd.	2,454	63,222
CNOOC Ltd.	152,000	208,466
Enbridge, Inc.	2,317	87,371
Encana Corp.	17,547	207,683
Eni SpA	6,335	104,216
Galp Energia SGPS SA Class B	7,945	149,933
INPEX Corp.	4,200	47,769
Lundin Petroleum AB	3,429	78,895
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	3,004	34,827
Oil Search Ltd. ADR	11,132	59,110
Royal Dutch Shell PLC:
Class A (United Kingdom)	5,798	185,403
Class B (United Kingdom)	11,428	370,275
Statoil ASA	4,352	87,515
Suncor Energy, Inc.	4,228	146,652
Total SA	4,201	237,461
		2,844,142

TOTAL ENERGY		3,024,265

FINANCIALS - 15.0%
Banks - 8.5%
Allied Irish Banks PLC	20,513	133,065
Australia & New Zealand Banking Group Ltd.	4,580	98,594
Bank Ireland Group PLC (a)	3,085	24,066
Bankinter SA	13,777	132,939
Barclays PLC	214,985	560,959
BGEO Group PLC	357	15,846
BNP Paribas SA	6,785	513,462
BOC Hong Kong (Holdings) Ltd.	17,000	85,978
CaixaBank SA	27,136	128,949
Canadian Imperial Bank of Commerce	454	41,573
Chiba Bank Ltd.	5,000	38,498
Commonwealth Bank of Australia	1,017	61,102
Credicorp Ltd. (United States)	499	105,304
Danske Bank A/S	2,646	98,848
DBS Group Holdings Ltd.	3,700	67,026
DNB ASA	9,667	176,272
Erste Group Bank AG	3,863	168,514
FinecoBank SpA	3,243	32,694
Grupo Financiero Banorte S.A.B. de CV Series O	11,567	67,843
Grupo Financiero Galicia SA sponsored ADR	297	16,968
HDFC Bank Ltd. sponsored ADR	2,657	257,995
Industrial & Commercial Bank of China Ltd. (H Shares)	179,000	139,118
ING Groep NV (Certificaten Van Aandelen)	9,886	178,642
Intesa Sanpaolo SpA	78,128	263,237
Jyske Bank A/S (Reg.)	2,572	138,943
KBC Groep NV	4,737	387,514
Lloyds Banking Group PLC	279,806	249,710
Mebuki Financial Group, Inc.	8,100	34,185
Metro Bank PLC (a)	339	15,835
Mitsubishi UFJ Financial Group, Inc.	49,500	352,842
Nordea Bank AB	12,759	149,524
North Pacific Bank Ltd.	7,700	24,799
PT Bank Central Asia Tbk	71,800	108,024
Societe Generale Series A	2,573	129,477
Standard Chartered PLC (United Kingdom) (a)	15,240	152,188
Sumitomo Mitsui Financial Group, Inc.	12,200	497,411
Svenska Handelsbanken AB (A Shares)	10,250	140,080
Swedbank AB (A Shares)	3,295	78,685
Sydbank A/S (a)	851	33,275
The Hachijuni Bank Ltd.	5,100	29,261
The Suruga Bank Ltd.	2,400	51,803
The Toronto-Dominion Bank	847	48,083
Unicaja Banco SA	22,000	33,256
UniCredit SpA (a)	13,353	268,599
United Overseas Bank Ltd.	3,403	66,112
		6,397,098
Capital Markets - 1.7%
3i Group PLC	5,403	65,836
Anima Holding SpA (b)	2,160	14,950
Banca Generali SpA	1,356	47,580
Close Brothers Group PLC	717	13,798
Credit Suisse Group AG	9,930	168,509
Daiwa Securities Group, Inc.	6,000	37,540
IG Group Holdings PLC	4,231	37,021
Intermediate Capital Group PLC	2,056	29,613
Julius Baer Group Ltd.	3,197	188,003
Jupiter Fund Management PLC	3,117	25,229
Macquarie Group Ltd.	1,575	117,024
Partners Group Holding AG	151	103,762
St. James's Place Capital PLC	2,349	38,566
TMX Group Ltd.	1,037	55,863
UBS Group AG	21,112	364,618
		1,307,912
Consumer Finance - 0.3%
AEON Financial Service Co. Ltd.	8,200	182,587
Cembra Money Bank AG	180	16,239
		198,826
Diversified Financial Services - 0.6%
AMP Ltd.	21,060	81,401
Cerved Information Solutions SpA	2,927	36,232
Challenger Ltd.	6,937	73,408
ORIX Corp.	6,600	114,339
RMB Holdings Ltd.	3,812	18,600
Standard Life PLC	12,336	71,771
Wendel SA	217	36,521
Zenkoku Hosho Co. Ltd.	500	21,586
		453,858
Insurance - 3.9%
AIA Group Ltd.	52,800	427,935
Allianz SE	286	67,546
Aon PLC	850	119,187
Aviva PLC	40,125	277,294
Fairfax Financial Holdings Ltd. (sub. vtg.)	293	161,015
Hiscox Ltd.	13,695	256,517
Insurance Australia Group Ltd.	14,596	79,160
Jardine Lloyd Thompson Group PLC	2,799	50,345
Manulife Financial Corp.	6,600	138,686
Muenchener Rueckversicherungs AG	328	72,986
NKSJ Holdings, Inc.	1,900	77,046
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	19,500	192,250
Prudential PLC	12,742	320,306
QBE Insurance Group Ltd.	9,278	74,530
Sampo Oyj (A Shares)	900	47,573
Sony Financial Holdings, Inc.	1,800	30,614
Swiss Re Ltd.	932	87,350
Zurich Insurance Group AG	1,644	496,668
		2,977,008

TOTAL FINANCIALS		11,334,702

HEALTH CARE - 7.4%
Biotechnology - 0.4%
3SBio, Inc. (a)	9,000	17,516
CSL Ltd.	773	83,811
Genmab A/S (a)	83	16,326
Grifols SA	2,044	59,630
HUGEL, Inc. (a)	28	12,330
Shire PLC	1,551	76,891
		266,504
Health Care Equipment & Supplies - 1.0%
ASAHI INTECC Co. Ltd.	368	24,335
Carl Zeiss Meditec AG	291	17,214
Dentsply Sirona, Inc.	1,692	113,381
Hoya Corp.	2,900	141,802
Koninklijke Philips Electronics NV	1,409	54,629
Nihon Kohden Corp.	3,500	80,485
Olympus Corp.	1,600	65,936
Straumann Holding AG	48	35,716
Terumo Corp.	5,200	249,358
		782,856
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG & Co. KGaA	607	60,523
Fresenius SE & Co. KGaA	666	48,046
Orpea	265	31,936
		140,505
Life Sciences Tools & Services - 0.3%
Eurofins Scientific SA	86	52,071
ICON PLC (a)	238	27,801
Lonza Group AG	679	177,455
		257,327
Pharmaceuticals - 5.5%
AstraZeneca PLC (United Kingdom)	7,052	455,125
Bayer AG	3,832	489,129
Chugai Pharmaceutical Co. Ltd.	1,200	62,040
CSPC Pharmaceutical Group Ltd.	18,000	35,723
Dechra Pharmaceuticals PLC	647	19,303
GlaxoSmithKline PLC	15,285	264,468
Ipsen SA	524	63,866
Novartis AG	6,204	532,282
Novo Nordisk A/S Series B	7,473	386,272
Recordati SpA	708	31,854
Roche Holding AG (participation certificate)	3,879	980,282
Rohto Pharmaceutical Co. Ltd.	1,000	25,732
Sanofi SA	891	81,277
Santen Pharmaceutical Co. Ltd.	20,800	317,047
Shionogi & Co. Ltd.	1,200	66,885
Takeda Pharmaceutical Co. Ltd.	5,700	314,447
Yuhan Corp.	72	14,562
		4,140,294

TOTAL HEALTH CARE		5,587,486

INDUSTRIALS - 13.3%
Aerospace & Defense - 0.7%
BAE Systems PLC	10,378	77,283
Cobham PLC	98,873	169,819
Leonardo SpA	4,594	54,899
MTU Aero Engines Holdings AG	535	96,186
Rolls-Royce Holdings PLC	4,971	57,614
Thales SA	819	82,781
		538,582
Air Freight & Logistics - 0.5%
Deutsche Post AG	2,930	139,470
Yamato Holdings Co. Ltd.	11,100	226,174
		365,644
Airlines - 0.5%
easyJet PLC	836	15,896
Japan Airlines Co. Ltd.	8,400	308,172
Ryanair Holdings PLC sponsored ADR (a)	439	53,532
		377,600
Building Products - 1.1%
Asahi Glass Co. Ltd.	800	33,497
Belimo Holding AG (Reg.)	2	8,588
Compagnie de St. Gobain	1,494	85,115
Daikin Industries Ltd.	3,300	381,241
Geberit AG (Reg.)	91	39,573
Kaba Holding AG (B Shares) (Reg.)	18	17,035
Kingspan Group PLC (Ireland)	445	18,220
Nichias Corp.	1,000	12,930
Toto Ltd.	4,100	228,833
		825,032
Commercial Services & Supplies - 1.0%
Brambles Ltd.	41,836	323,409
Edenred SA	1,271	36,368
Intrum Justitia AB	593	20,402
Prosegur Compania de Seguridad SA (Reg.)	1,872	15,285
Rentokil Initial PLC	17,573	75,599
Ritchie Brothers Auctioneers, Inc.	1,868	49,489
Secom Co. Ltd.	1,600	119,844
Sohgo Security Services Co., Ltd.	1,200	66,769
		707,165
Construction & Engineering - 0.7%
Balfour Beatty PLC	39,817	142,591
Eiffage SA	363	39,832
Taisei Corp.	2,000	105,341
VINCI SA	2,385	243,678
		531,442
Electrical Equipment - 2.2%
ABB Ltd. (Reg.)	16,493	423,452
Gamesa Corporacion Tecnologica SA	92	1,152
Legrand SA	3,315	248,420
Nidec Corp.	500	68,306
Schneider Electric SA	10,671	917,071
		1,658,401
Industrial Conglomerates - 0.1%
Bidvest Group Ltd.	826	11,525
CK Hutchison Holdings Ltd.	6,920	87,096
		98,621
Machinery - 3.1%
Alfa Laval AB	8,529	201,535
Alstom SA	1,279	52,794
Atlas Copco AB (A Shares)	2,555	109,758
CNH Industrial NV	3,665	47,461
Fanuc Corp.	700	175,073
GEA Group AG	5,804	280,024
Glory Ltd.	600	21,421
Hoshizaki Corp.	200	19,065
IMI PLC	11,011	187,034
Interpump Group SpA	617	20,342
KION Group AG	306	24,905
Komatsu Ltd.	7,000	219,413
Kubota Corp.	9,900	188,451
Minebea Mitsumi, Inc.	2,500	49,861
Mitsubishi Heavy Industries Ltd.	1,100	40,921
Nabtesco Corp.	500	19,662
Nordson Corp.	879	112,828
Schindler Holding AG (participation certificate)	800	180,696
SMC Corp.	100	40,727
Spirax-Sarco Engineering PLC	2,610	203,491
Sumitomo Heavy Industries Ltd.	1,200	49,375
Wartsila Corp.	1,591	105,100
WashTec AG	92	8,418
		2,358,355
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	36	64,595
Professional Services - 1.2%
Experian PLC	4,828	100,458
Intertek Group PLC	2,050	144,998
Nihon M&A Center, Inc.	600	30,099
Recruit Holdings Co. Ltd.	2,300	54,194
RELX NV	11,675	267,293
SGS SA (Reg.)	62	153,275
TechnoPro Holdings, Inc.	600	30,158
Temp Holdings Co., Ltd.	700	16,389
Wolters Kluwer NV	1,799	93,198
		890,062
Road & Rail - 1.0%
Canadian National Railway Co.	1,828	142,695
Canadian Pacific Railway Ltd.	999	174,843
DSV de Sammensluttede Vognmaend A/S	1,600	123,126
East Japan Railway Co.	3,100	300,373
Globaltrans Investment PLC GDR (Reg. S)	1,081	9,945
Sankyu, Inc.	400	17,178
		768,160
Trading Companies & Distributors - 0.8%
Ashtead Group PLC	1,221	31,358
Brenntag AG	1,517	94,433
Bunzl PLC	9,093	260,089
Finning International, Inc.	622	14,902
Itochu Corp.	4,000	69,535
Misumi Group, Inc.	3,600	105,529
Wolseley PLC	735	52,981
		628,827
Transportation Infrastructure - 0.3%
Aena SME SA	335	66,648
CCR SA	3,800	18,376
China Merchants Holdings International Co. Ltd.	30,346	78,292
Kamigumi Co. Ltd.	1,500	33,085
Malaysia Airports Holdings Bhd	24,300	49,022
		245,423

TOTAL INDUSTRIALS		10,057,909

INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares)	11,685	73,566
Electronic Equipment & Components - 1.6%
Alps Electric Co. Ltd.	100	3,214
China High Precision Automation Group Ltd. (a)(c)	15,000	0
Halma PLC	8,201	141,965
Hirose Electric Co. Ltd.	755	112,915
Hitachi Ltd.	36,000	269,737
Japan Aviation Electronics Industry Ltd.	1,000	18,118
Keyence Corp.	300	174,566
LG Innotek Co. Ltd.	126	18,649
OMRON Corp.	2,800	165,953
Renishaw PLC	311	22,355
Samsung SDI Co. Ltd.	203	39,563
Spectris PLC	2,908	98,477
Sunny Optical Technology Group Co. Ltd.	4,000	66,580
TDK Corp.	400	32,991
Topcon Corp.	800	17,896
Yokogawa Electric Corp.	2,600	48,215
		1,231,194
Internet Software & Services - 1.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,073	190,007
Baidu.com, Inc. sponsored ADR (a)	1,200	286,296
Just Eat Holding Ltd. (a)	6,741	72,795
NAVER Corp.	130	95,607
Scout24 Holding GmbH	910	38,299
Shopify, Inc. Class A (a)	281	29,438
SINA Corp. (a)	240	23,465
Tencent Holdings Ltd.	3,400	174,084
Wix.com Ltd. (a)	203	11,145
		921,136
IT Services - 2.4%
Amadeus IT Holding SA Class A	9,093	655,546
Atos Origin SA	537	79,416
Bechtle AG	237	20,226
Capgemini SA	523	60,308
Cognizant Technology Solutions Corp. Class A	2,457	177,592
EPAM Systems, Inc. (a)	886	89,876
Fujitsu Ltd.	5,000	37,462
IT Holdings Corp.	600	20,490
MasterCard, Inc. Class A	611	91,937
Nomura Research Institute Ltd.	7,400	336,227
OBIC Co. Ltd.	1,900	132,025
Otsuka Corp.	700	52,389
SCSK Corp.	500	21,934
Wirecard AG	357	38,056
		1,813,484
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	1,229	105,829
ASM International NV (Netherlands)	134	9,262
ASM Pacific Technology Ltd.	2,100	30,168
ASML Holding NV (Netherlands)	315	55,277
Broadcom Ltd.	235	65,316
Disco Corp.	100	22,375
Infineon Technologies AG	10,843	299,633
MediaTek, Inc.	8,000	86,861
Mellanox Technologies Ltd. (a)	1,120	66,192
NVIDIA Corp.	141	28,300
Renesas Electronics Corp. (a)	6,300	77,592
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	15,907	629,917
Texas Instruments, Inc.	1,659	161,404
Tokyo Electron Ltd.	300	55,815
Ulvac, Inc.	300	20,373
		1,714,314
Software - 2.5%
ANSYS, Inc. (a)	1,210	179,310
Cadence Design Systems, Inc. (a)	5,725	251,385
Check Point Software Technologies Ltd. (a)	2,346	244,664
Constellation Software, Inc.	71	41,587
Dassault Systemes SA	1,166	125,335
LINE Corp. ADR (a)	419	17,946
Micro Focus International PLC	4,801	161,608
Netmarble Games Corp. (b)	175	27,188
Nintendo Co. Ltd.	400	163,113
Oracle Corp. Japan	600	53,481
Playtech Ltd.	4,270	48,566
SAP SE	4,776	539,938
Trend Micro, Inc.	1,100	62,440
		1,916,561
Technology Hardware, Storage & Peripherals - 0.7%
Logitech International SA (Reg.)	830	28,906
Neopost SA	296	9,858
Samsung Electronics Co. Ltd.	202	471,674
		510,438

TOTAL INFORMATION TECHNOLOGY		8,180,693

MATERIALS - 6.2%
Chemicals - 4.7%
Akzo Nobel NV	4,778	430,507
Arkema SA	1,235	151,112
Asahi Kasei Corp.	7,000	87,872
BASF AG	4,319	484,303
Covestro AG (b)	465	48,428
Croda International PLC	3,586	207,228
Elementis PLC	8,080	29,766
Frutarom Industries Ltd.	194	17,095
Givaudan SA	133	302,571
HEXPOL AB (B Shares)	1,383	13,382
Hitachi Chemical Co. Ltd.	800	21,162
Incitec Pivot Ltd.	16,313	49,233
Johnson Matthey PLC	761	31,194
JSR Corp.	2,000	38,463
K&S AG	2,277	53,323
Linde AG (a)	2,890	674,721
Mitsui Chemicals, Inc.	900	29,218
Nippon Paint Holdings Co. Ltd.	1,900	58,403
Orica Ltd.	8,327	107,075
PTT Global Chemical PCL (For. Reg.)	9,200	22,383
Shin-Etsu Chemical Co. Ltd.	500	52,685
Sika AG	21	162,236
Sumitomo Chemical Co. Ltd.	6,000	42,078
Symrise AG	3,403	289,241
Synthomer PLC	2,240	14,456
Umicore SA	1,330	62,071
Victrex PLC	982	31,926
Yara International ASA	1,187	52,776
		3,564,908
Construction Materials - 0.2%
Conch Cement Co. Ltd. (H Shares)	9,000	43,213
CRH PLC	2,464	85,099
James Hardie Industries PLC CDI	2,344	38,120
		166,432
Containers & Packaging - 0.1%
Huhtamaki Oyj	342	15,061
Smurfit Kappa Group PLC	1,188	37,910
		52,971
Metals & Mining - 1.2%
ArcelorMittal SA (Netherlands) (a)	1,544	46,614
BHP Billiton Ltd.	3,509	73,198
BHP Billiton PLC	11,124	202,321
Boliden AB	1,753	55,432
Glencore Xstrata PLC	61,504	282,473
HudBay Minerals, Inc.	1,601	11,628
Lundin Mining Corp.	1,830	10,667
Mitsui Mining & Smelting Co. Ltd.	497	28,358
Rio Tinto PLC	3,192	151,124
		861,815

TOTAL MATERIALS		4,646,126

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Aedas Homes SAU (b)	587	20,880
Mirvac Group unit	33,262	61,389
Segro PLC	5,066	37,579
Westfield Corp. unit	19,057	120,795
		240,643
Real Estate Management & Development - 2.0%
China Overseas Land and Investment Ltd.	18,000	57,156
Daito Trust Construction Co. Ltd.	100	18,306
Deutsche Wohnen AG (Bearer)	5,017	221,781
Fabege AB	767	15,952
Grand City Properties SA	6,244	142,693
Henderson Land Development Co. Ltd.	9,400	61,382
Hufvudstaden AB Series A	801	12,554
LEG Immobilien AG	2,443	259,694
Lendlease Group unit	4,426	53,230
Mitsui Fudosan Co. Ltd.	5,100	115,658
Nexity	243	14,884
Sino Land Ltd.	30,000	54,314
TAG Immobilien AG	2,819	51,622
Vonovia SE	8,409	395,798
		1,475,024

TOTAL REAL ESTATE		1,715,667

TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.8%
BT Group PLC	12,605	44,281
Cellnex Telecom Sau (b)	4,212	103,676
Com Hem Holding AB	3,159	47,248
Deutsche Telekom AG	3,911	69,845
Elisa Corp. (A Shares)	359	14,605
HKT Trust/HKT Ltd. unit	26,000	32,658
Iliad SA	153	35,793
Koninklijke KPN NV	15,587	57,143
Nippon Telegraph & Telephone Corp.	2,900	151,392
Spark New Zealand Ltd.	14,298	35,377
		592,018
Wireless Telecommunication Services - 2.8%
Advanced Info Service PCL (For. Reg.)	13,400	71,560
China Mobile Ltd.	35,768	363,858
KDDI Corp.	31,200	890,322
Rogers Communications, Inc. Class B (non-vtg.)	1,600	83,042
SK Telecom Co. Ltd.	1,168	284,531
SoftBank Corp.	2,700	229,201
Vodafone Group PLC	78,067	236,705
		2,159,219

TOTAL TELECOMMUNICATION SERVICES		2,751,237

UTILITIES - 1.6%
Electric Utilities - 0.9%
Cheung Kong Infrastructure Holdings Ltd.	3,500	29,711
CLP Holdings Ltd.	10,000	101,983
DONG Energy A/S (b)	1,108	64,462
Enel SpA	30,091	195,502
Fortum Corp.	4,531	95,349
Red Electrica Corporacion SA	611	13,818
Scottish & Southern Energy PLC	9,474	175,405
		676,230
Gas Utilities - 0.3%
APA Group unit	12,713	89,815
China Resource Gas Group Ltd.	26,000	100,369
Infraestructura Energetica Nova S.A.B. de CV	2,800	15,300
Rubis	345	24,540
		230,024
Independent Power and Renewable Electricity Producers - 0.0%
ENGIE Brasil Energia SA	1,100	11,906
Multi-Utilities - 0.4%
E.ON AG	6,724	77,890
ENGIE	9,017	157,821
Veolia Environnement SA	2,895	73,240
		308,951

TOTAL UTILITIES		1,227,111

TOTAL COMMON STOCKS
(Cost $44,749,047)		61,421,256

Nonconvertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 1.1%
Porsche Automobil Holding SE (Germany)	713	59,660
Volkswagen AG	3,801	805,749
		865,409
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Ambev SA sponsored ADR	9,375	58,031
Household Products - 0.4%
Henkel AG & Co. KGaA	2,169	294,308

TOTAL CONSUMER STAPLES		352,339

FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA	10,650	134,270
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC Series C (a)	298,126	403
MATERIALS - 0.0%
Chemicals - 0.0%
Fuchs Petrolub AG	387	20,337
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $987,679)		1,372,758

Equity Funds - 2.1%
Other - 2.1%
iShares MSCI Japan ETF
(Cost $1,383,671)	26,030	1,559,456
	Principal Amount

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 1.03% to 1.27% 12/7/17 to 3/1/18 (d)
(Cost $359,001)	360,000	359,009
	Shares

Money Market Funds - 4.6%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (e)
(Cost $3,523,271)	3,523,271	3,523,271
TOTAL INVESTMENT IN SECURITIES - 90.3%
(Cost $51,002,669)		68,235,750
NET OTHER ASSETS (LIABILITIES) - 9.7%		7,324,290
NET ASSETS - 100%		$75,560,040

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	16	Dec. 2017	$1,830,400	$288,735	$288,735
ICE E-mini MSCI EAFE Index Contracts (United States)	77	Dec. 2017	7,773,920	10,077	10,077
TOTAL FUTURES CONTRACTS					$298,812

The notional amount of futures purchased as a percentage of Net Assets is 12.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $324,164 or 0.4% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $359,009.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,173,908	$3,407,506	$2,766,402	$--
Consumer Staples	7,939,900	1,872,970	6,066,930	--
Energy	3,024,265	1,067,471	1,956,794	--
Financials	11,468,972	7,721,123	3,747,849	--
Health Care	5,587,486	858,541	4,728,945	--
Industrials	10,058,312	5,368,962	4,689,350	--
Information Technology	8,180,693	5,138,874	3,041,819	--
Materials	4,666,463	3,312,179	1,354,284	--
Real Estate	1,715,667	1,581,703	133,964	--
Telecommunication Services	2,751,237	423,959	2,327,278	--
Utilities	1,227,111	953,719	273,392	--
Equity Funds	1,559,456	1,559,456	--	--
Other Short-Term Investments	359,009	--	359,009	--
Money Market Funds	3,523,271	3,523,271	--	--
Total Investments in Securities:	$68,235,750	$36,789,734	$31,446,016	$--
Derivative Instruments:
Assets
Futures Contracts	$298,812	$298,812	$--	$--
Total Assets	$298,812	$298,812	$--	$--
Total Derivative Instruments:	$298,812	$298,812	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$8,580,788
Level 2 to Level 1	$2,947,146

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund of Funds

November 30, 2017

RMF-QTLY-0118
1.938038.105

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.9%
	Shares	Value
Diversified Emerging Markets Funds - 99.9%
Acadian Emerging Markets Portfolio Institutional Class	122,007	$2,639,016
Causeway Emerging Markets Fund - Investor Class	244,433	3,412,288
Fidelity Emerging Markets Fund (a)	52,712	1,670,968
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	102,644	2,350,549
Lazard Emerging Markets Equity Portfolio Institutional Class	128,674	2,513,011
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	14,982	301,596
Oppenheimer Developing Markets Fund Class Y	48,332	2,027,539
T. Rowe Price Emerging Markets Stock Fund Class I	54,362	2,389,216
TOTAL EQUITY FUNDS
(Cost $13,293,698)		17,304,183

Money Market Funds - 0.2%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (b)
(Cost $32,654)	32,654	32,654
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $13,326,352)		17,336,837
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(14,474)
NET ASSETS - 100%		$17,322,363

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$1,278,792	$--	$--	$--	$--	$392,176	$1,670,968
Total	$1,278,792	$--	$--	$--	$--	$392,176	$1,670,968

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund of Funds

November 30, 2017

ODF-QTLY-0118
1.941264.105

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.1%
	Shares	Value
High Yield Fixed-Income Funds - 100.1%
BlackRock High Yield Bond Fund Institutional Class	292,326	$2,283,069
Fidelity Capital & Income Fund (a)	129,821	1,337,158
Hotchkis & Wiley High Yield Fund Class I	184,429	2,253,726
MainStay High Yield Corporate Bond Fund Class I	385,069	2,214,144
T. Rowe Price High Yield Fund I Class	406,585	2,748,513

TOTAL HIGH YIELD FIXED-INCOME FUNDS		10,836,610

TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $10,557,197)		10,836,610
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,681)
NET ASSETS - 100%		$10,823,929

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Capital & Income Fund	$1,257,661	$60,877	$11,100	$32,836	$810	$28,910	$1,337,158
Total	$1,257,661	$60,877	$11,100	$32,836	$810	$28,910	$1,337,158

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Core Income Multi-Manager Fund

November 30, 2017

ACF-QTLY-0118
1.941274.105

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 7.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.3%
General Motors Co. 3.5% 10/2/18	$20,000	$20,232
General Motors Financial Co., Inc.:
3.25% 5/15/18	10,000	10,062
3.5% 7/10/19	10,000	10,168
4.25% 5/15/23	10,000	10,437
4.375% 9/25/21	55,000	57,925
		108,824
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	2,000	2,024
3.7% 1/30/26	5,000	5,197
		7,221
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	100,000	102,939
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	13,000	13,550
4.908% 7/23/25	16,000	16,900
5.375% 5/1/47	11,000	11,119
6.484% 10/23/45	4,000	4,599
NBCUniversal, Inc. 5.15% 4/30/20	100,000	106,891
Time Warner Cable, Inc.:
4% 9/1/21	118,000	121,254
5.5% 9/1/41	10,000	10,422
5.875% 11/15/40	13,000	13,984
6.55% 5/1/37	18,000	20,608
7.3% 7/1/38	17,000	20,939
8.25% 4/1/19	17,000	18,281
		358,547

TOTAL CONSUMER DISCRETIONARY		577,531

CONSUMER STAPLES - 0.3%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	20,000	20,149
3.3% 2/1/23	20,000	20,506
3.65% 2/1/26	20,000	20,516
4.7% 2/1/36	23,000	25,465
4.9% 2/1/46	26,000	29,300
		115,936
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	7,000	7,124
Tobacco - 0.1%
Reynolds American, Inc.:
2.3% 6/12/18	5,000	5,010
4% 6/12/22	3,000	3,130
5.7% 8/15/35	3,000	3,529
6.15% 9/15/43	4,000	5,049
		16,718

TOTAL CONSUMER STAPLES		139,778

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Amerada Hess Corp. 7.875% 10/1/29	5,000	6,195
Anadarko Finance Co. 7.5% 5/1/31	14,000	17,882
Anadarko Petroleum Corp.:
4.85% 3/15/21	5,000	5,293
5.55% 3/15/26	10,000	11,116
6.6% 3/15/46	10,000	12,532
Canadian Natural Resources Ltd. 5.85% 2/1/35	6,000	6,970
Cenovus Energy, Inc. 4.25% 4/15/27 (a)	12,000	11,869
Chesapeake Energy Corp. 5.75% 3/15/23	5,000	4,600
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,000	2,003
3.3% 6/1/20	12,000	12,194
4.5% 6/1/25	3,000	3,189
DCP Midstream LLC 4.75% 9/30/21 (a)	100,000	102,750
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	5,000
2.7% 4/1/19	4,000	3,975
3.875% 3/15/23	20,000	19,950
5.6% 4/1/44	10,000	9,775
El Paso Corp. 6.5% 9/15/20	20,000	21,948
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	3,000	2,983
3.9% 5/15/24 (b)	3,000	3,010
Enbridge, Inc.:
4.25% 12/1/26	4,000	4,167
5.5% 12/1/46	5,000	5,762
Petrobras Global Finance BV 5.625% 5/20/43	10,000	8,963
Petroleos Mexicanos:
3.5% 7/23/20	10,000	10,161
4.625% 9/21/23	20,000	20,650
5.375% 3/13/22 (a)	10,000	10,690
5.5% 2/4/19	15,000	15,500
6.375% 2/4/21	25,000	27,313
6.5% 3/13/27 (a)	10,000	11,028
6.5% 6/2/41	35,000	36,477
6.75% 9/21/47 (a)	10,000	10,574
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,000	10,061
Southwestern Energy Co. 6.7% 1/23/25 (b)	26,000	27,040
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	3,000
4.55% 6/24/24	38,000	39,378
Western Gas Partners LP:
4.65% 7/1/26	3,000	3,114
5.375% 6/1/21	7,000	7,446
Williams Partners LP:
4% 11/15/21	2,000	2,073
4.3% 3/4/24	8,000	8,384
		525,015
FINANCIALS - 3.0%
Banks - 1.4%
Bank of America Corp.:
3.3% 1/11/23	15,000	15,313
3.5% 4/19/26	10,000	10,162
3.875% 8/1/25	18,000	18,868
3.95% 4/21/25	100,000	102,804
4% 1/22/25	104,000	107,407
4.1% 7/24/23	5,000	5,299
4.2% 8/26/24	4,000	4,201
4.25% 10/22/26	72,000	75,539
Citigroup, Inc.:
4.05% 7/30/22	4,000	4,169
4.4% 6/10/25	11,000	11,553
4.6% 3/9/26	14,000	14,861
5.3% 5/6/44	17,000	19,429
5.5% 9/13/25	17,000	19,126
Citizens Financial Group, Inc. 4.3% 12/3/25	20,000	20,828
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,015
2.95% 10/1/26	16,000	15,627
3.875% 9/10/24	23,000	23,956
4.125% 12/15/26	15,000	15,626
4.25% 10/15/20	4,000	4,198
4.35% 8/15/21	4,000	4,250
4.625% 5/10/21	4,000	4,273
4.95% 3/25/20	4,000	4,236
Regions Financial Corp. 3.2% 2/8/21	7,000	7,129
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	106,202
6% 12/19/23	35,000	38,715
6.1% 6/10/23	13,000	14,347
6.125% 12/15/22	29,000	31,970
		704,103
Capital Markets - 1.2%
Affiliated Managers Group, Inc. 4.25% 2/15/24	6,000	6,296
Credit Suisse AG 6% 2/15/18	2,000	2,016
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	53,000	52,917
3.272% 9/29/25 (b)	76,000	75,368
5.75% 1/24/22	8,000	8,893
6.75% 10/1/37	190,000	250,549
IntercontinentalExchange, Inc.:
2.75% 12/1/20	4,000	4,052
3.75% 12/1/25	7,000	7,334
Lazard Group LLC 4.25% 11/14/20	8,000	8,378
Moody's Corp.:
3.25% 1/15/28 (a)	5,000	4,928
4.875% 2/15/24	4,000	4,392
Morgan Stanley:
2.375% 7/23/19	20,000	20,030
3.625% 1/20/27	70,000	71,108
3.7% 10/23/24	18,000	18,581
3.75% 2/25/23	36,000	37,272
5% 11/24/25	13,000	14,204
		586,318
Consumer Finance - 0.1%
American Express Credit Corp. 1.875% 11/5/18	25,000	24,994
Discover Financial Services 3.95% 11/6/24	7,000	7,171
Synchrony Financial:
3% 8/15/19	4,000	4,038
3.75% 8/15/21	6,000	6,159
4.25% 8/15/24	6,000	6,246
		48,608
Diversified Financial Services - 0.0%
Brixmor Operating Partnership LP 4.125% 6/15/26	6,000	6,037
Voya Financial, Inc. 3.125% 7/15/24	5,000	4,955
		10,992
Insurance - 0.3%
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,190
Pricoa Global Funding I 5.375% 5/15/45 (b)	11,000	11,825
Prudential Financial, Inc. 4.5% 11/16/21	100,000	106,639
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	3,000	3,031
Unum Group 5.75% 8/15/42	5,000	6,018
		129,703

TOTAL FINANCIALS		1,479,724

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
WellPoint, Inc. 3.3% 1/15/23	21,000	21,313
Pharmaceuticals - 0.1%
Mylan N.V.:
2.5% 6/7/19	9,000	8,993
3.15% 6/15/21	12,000	12,066
3.95% 6/15/26	9,000	8,973
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	8,000	7,351
3.15% 10/1/26	7,000	5,839
Zoetis, Inc. 3.25% 2/1/23	4,000	4,067
		47,289

TOTAL HEALTH CARE		68,602

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	5,000	5,002
3% 9/15/23	2,000	1,988
3.375% 6/1/21	6,000	6,137
3.75% 2/1/22	11,000	11,404
3.875% 4/1/21	7,000	7,279
4.25% 9/15/24	9,000	9,462
		41,272
INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	10,000	10,502
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	2,010
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	3,085
Camden Property Trust:
2.95% 12/15/22	4,000	4,013
4.25% 1/15/24	8,000	8,407
Corporate Office Properties LP 5% 7/1/25	7,000	7,478
DDR Corp.:
3.5% 1/15/21	140,000	141,653
3.625% 2/1/25	6,000	5,819
3.9% 8/15/24	2,000	1,992
4.25% 2/1/26	4,000	4,006
Duke Realty LP:
3.25% 6/30/26	2,000	1,974
3.625% 4/15/23	5,000	5,128
3.875% 10/15/22	8,000	8,332
Equity One, Inc. 3.75% 11/15/22	20,000	20,514
Government Properties Income Trust 3.75% 8/15/19	10,000	10,102
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	6,042
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,033
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	14,000	14,234
4.5% 1/15/25	6,000	5,975
4.75% 1/15/28	13,000	12,847
4.95% 4/1/24	3,000	3,133
5.25% 1/15/26	10,000	10,426
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,000	1,972
5% 12/15/23	2,000	2,092
Weingarten Realty Investors 3.375% 10/15/22	2,000	2,025
WP Carey, Inc.:
4% 2/1/25	13,000	13,050
4.6% 4/1/24	20,000	20,893
		321,235
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,000	14,314
3.95% 11/15/27	7,000	6,926
4.1% 10/1/24	10,000	10,188
4.95% 4/15/18	11,000	11,093
CBRE Group, Inc. 4.875% 3/1/26	20,000	21,585
Digital Realty Trust LP 3.95% 7/1/22	7,000	7,324
Essex Portfolio LP 3.875% 5/1/24	7,000	7,243
Liberty Property LP:
3.25% 10/1/26	5,000	4,900
3.375% 6/15/23	25,000	25,287
Mack-Cali Realty LP 3.15% 5/15/23	12,000	11,145
Mid-America Apartments LP 4% 11/15/25	3,000	3,098
Tanger Properties LP:
3.125% 9/1/26	6,000	5,663
3.75% 12/1/24	7,000	7,009
3.875% 12/1/23	4,000	4,039
3.875% 7/15/27	16,000	15,842
Ventas Realty LP:
3.125% 6/15/23	3,000	2,992
4.125% 1/15/26	3,000	3,118
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,062
		164,828

TOTAL REAL ESTATE		486,063

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
3.6% 2/17/23	16,000	16,365
4.5% 3/9/48	20,000	18,299
5.55% 8/15/41	48,000	51,280
CenturyLink, Inc. 6.15% 9/15/19	2,000	2,074
Verizon Communications, Inc. 5.012% 8/21/54	84,000	84,712
		172,730
UTILITIES - 0.2%
Electric Utilities - 0.1%
Duke Energy Corp. 2.1% 6/15/18	5,000	5,004
FirstEnergy Corp.:
4.25% 3/15/23	30,000	31,456
7.375% 11/15/31	5,000	6,664
IPALCO Enterprises, Inc.:
3.45% 7/15/20	17,000	17,234
3.7% 9/1/24 (a)	4,000	3,983
		64,341
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	3,000	2,991
2.7% 6/15/21	3,000	3,000
		5,991
Multi-Utilities - 0.1%
Dominion Resources, Inc. 3 month U.S. LIBOR + 2.300% 3.6328% 9/30/66 (b)(c)	6,000	5,640
Puget Energy, Inc.:
6% 9/1/21	13,000	14,466
6.5% 12/15/20	4,000	4,433
Sempra Energy 6% 10/15/39	11,000	14,139
		38,678

TOTAL UTILITIES		109,010

TOTAL NONCONVERTIBLE BONDS
(Cost $3,476,590)		3,610,227

U.S. Government and Government Agency Obligations - 9.0%
U.S. Treasury Inflation-Protected Obligations - 2.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$188,667	$182,449
1% 2/15/46	104,167	107,131
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	94,801	94,397
0.125% 4/15/20	263,493	262,273
0.375% 7/15/25	457,952	455,076
0.625% 1/15/26	72,713	73,225

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,174,551

U.S. Treasury Obligations - 6.6%
U.S. Treasury Bonds:
2.5% 2/15/46	141,000	131,620
3% 2/15/47	203,000	209,423
U.S. Treasury Notes:
1.25% 3/31/19	645,000	640,742
1.25% 10/31/21	565,000	548,028
1.75% 6/30/22	1,118,000	1,099,701
1.875% 3/31/22	98,000	97,066
2% 8/15/25	112,000	109,165
2.125% 7/31/24	209,000	206,698
2.125% 11/30/24	187,000	184,619
2.125% 5/15/25	33,000	32,506
2.25% 10/31/24	42,000	41,831
2.375% 5/15/27	30,000	29,868

TOTAL U.S. TREASURY OBLIGATIONS		3,331,267

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,548,366)		4,505,818

U.S. Government Agency - Mortgage Securities - 4.1%
Fannie Mae - 2.3%
3% 8/1/31 to 9/1/46	319,152	321,274
3.5% 11/1/30 to 5/1/46	316,834	326,958
4% 4/1/42 to 1/1/43	203,922	214,825
4.5% 3/1/41 to 1/1/42	58,785	63,049
5% 11/1/33 to 6/1/39	157,473	171,529
5.5% 9/1/41	38,378	42,736

TOTAL FANNIE MAE		1,140,371

Freddie Mac - 1.0%
3% 3/1/32 to 1/1/47	252,087	254,111
3.5% 4/1/43 to 8/1/43	132,267	136,648
4% 2/1/41	52,089	54,872
4.5% 3/1/41 to 4/1/41	51,403	55,141

TOTAL FREDDIE MAC		500,772

Ginnie Mae - 0.8%
5% 10/15/33	64,100	70,131
3% 3/20/45	75,266	76,085
3.5% 12/20/41 to 8/20/43	172,930	179,694
4% 11/20/40	39,129	41,329
4.5% 5/20/41	45,644	48,750

TOTAL GINNIE MAE		415,989

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,078,590)		2,057,132

Commercial Mortgage Securities - 0.0%
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34(a)(b)
(Cost $24,999)	$25,000	$24,898

Municipal Securities - 0.2%
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	5,000	5,356
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	2,000	2,017
4.95% 6/1/23	15,000	15,629
5.1% 6/1/33	50,000	49,690
Series 2010-1, 6.63% 2/1/35	20,000	22,171
Series 2010-3:
6.725% 4/1/35	5,000	5,529
7.35% 7/1/35	5,000	5,793
Series 2010-5, 6.2% 7/1/21	4,000	4,198
Series 2011, 5.877% 3/1/19	15,000	15,520
Series 2013, 3.6% 12/1/19	5,000	5,010
TOTAL MUNICIPAL SECURITIES
(Cost $129,178)		130,913
	Shares	Value

Fixed-Income Funds - 79.0%
Intermediate-Term Bond Funds - 79.0%
Metropolitan West Total Return Bond Fund Class I	1,073,740	$11,424,596
PIMCO Total Return Fund Institutional Class	1,118,553	11,442,794
Western Asset Core Bond Fund Class I	1,330,234	16,774,236

TOTAL INTERMEDIATE-TERM BOND FUNDS

(Cost $39,941,160)		39,641,626

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.13% (d)	182,978	183,014
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (e)	11	11
TOTAL MONEY MARKET FUNDS
(Cost $183,025)		183,025
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $50,381,908)		50,153,639
NET OTHER ASSETS (LIABILITIES) - 0.1%		28,730
NET ASSETS - 100%		$50,182,369

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $183,751 or 0.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,966
Total	$1,966

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,610,227	$--	$3,610,227	$--
U.S. Government and Government Agency Obligations	4,505,818	--	4,505,818	--
U.S. Government Agency - Mortgage Securities	2,057,132	--	2,057,132	--
Commercial Mortgage Securities	24,898	--	24,898	--
Municipal Securities	130,913	--	130,913	--
Fixed-Income Funds	39,641,626	39,641,626	--	--
Money Market Funds	183,025	183,025	--	--
Total Investments in Securities:	$50,153,639	$39,824,651	$10,328,988	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018